Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
March 31, 2026
VIGBI-NPRT1-0526
1.9905668.103
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(i)	2,320,000	2,320,708
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(i)	828,000	828,506
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(i)	1,960,000	1,960,298
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(i)	2,271,000	2,267,366
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(i)	2,540,000	2,542,299
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(i)	2,680,000	2,675,546
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(i)	2,642,000	2,641,929
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (b)(c)(i)	4,174,000	4,174,021
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(i)	2,270,000	2,271,112
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(i)	2,323,000	2,324,424
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(i)	1,884,000	1,883,133
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7615% 4/16/2038 (b)(c)(i)	1,788,000	1,776,825
TOTAL BAILIWICK OF JERSEY		27,666,167
BERMUDA - 0.2%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(i)	1,696,000	1,695,055
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 1/15/2037 (b)(c)(i)	6,000,000	6,002,178
TOTAL BERMUDA		7,697,233
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (i)	259,010	260,685
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (b)(c)(i)	1,348,000	1,345,987
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(i)	1,526,000	1,527,131
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(i)	2,044,526	2,042,486
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(i)	2,766,000	2,766,001
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 1.2% 4/16/2037 (b)(c)(i)	2,766,000	2,766,000
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(i)	627,000	627,362
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (b)(c)(i)	3,577,000	3,579,482
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(i)	2,723,000	2,723,349
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (b)(c)(i)	425,583	425,215
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(i)	813,000	813,046
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(i)	2,235,000	2,231,701
Ares XLI CLO Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(i)	3,561,718	3,558,740
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(i)	14,191,000	14,183,906
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(i)	1,352,000	1,352,070
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(i)	1,663,268	1,662,569
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(i)	2,229,000	2,224,174
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(i)	2,294,000	2,289,579
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(i)	2,395,000	2,395,024
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(i)	549,679	549,105
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(i)	1,826,000	1,826,124
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(i)	3,068,000	3,063,548
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(i)	2,597,000	2,595,135
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(i)	799,000	799,304
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(i)	2,137,000	2,132,773
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(i)	2,065,000	2,066,813
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (b)(c)(i)	4,128,000	4,123,670
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(i)	2,278,000	2,277,952
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(i)	1,522,000	1,521,706
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(i)	2,644,000	2,635,537
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(i)	2,387,000	2,388,377
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(i)	3,018,000	3,020,934
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (b)(c)(i)	600,000	600,341
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(i)	2,398,000	2,398,906
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(i)	1,958,000	1,955,329
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(i)	2,232,000	2,227,628
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(i)	2,274,000	2,271,455
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(i)	2,233,000	2,234,643
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(i)	2,033,000	2,033,106
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (i)	83,098	82,472
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(i)	1,500,000	1,500,000
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(i)	1,612,000	1,606,516
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (b)(c)(i)	2,755,000	2,755,080
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(i)	1,248,118	1,244,541
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(i)	965,191	965,860
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(i)	2,228,000	2,229,497
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(i)	1,559,000	1,553,729
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(i)	1,475,000	1,476,400
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(i)	746,434	746,437
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(i)	1,119,000	1,119,901
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(i)	2,192,000	2,184,777
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(i)	2,973,000	2,969,679
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(i)	2,660,000	2,659,947
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(i)	2,320,000	2,320,821
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(i)	3,898,000	3,899,836
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(i)	2,087,000	2,079,222
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(i)	2,387,000	2,388,447
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(i)	1,605,000	1,599,005
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(i)	1,471,000	1,469,557
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(i)	2,694,000	2,697,998
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(i)	2,146,000	2,149,030
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(i)	1,960,000	1,960,849
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7956% 2/20/2038 (b)(c)(i)	2,111,000	2,104,992
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(i)	920,000	920,567
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(i)	1,964,000	1,963,898
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(i)	2,015,221	2,013,895
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(i)	2,066,916	2,065,583
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(i)	1,606,000	1,603,591
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (i)	351,068	341,589
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(i)	1,175,000	1,175,620
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(i)	1,078,307	1,077,339
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(i)	2,567,000	2,558,318
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(i)	1,460,000	1,457,803
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(i)	2,272,000	2,270,789
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(i)	1,835,000	1,834,092
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(i)	1,901,000	1,901,067
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(i)	63,912	63,944
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (i)	283,001	281,262
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(i)	266,000	265,744
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(i)	900,000	900,158
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		159,696,060
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (i)	574,683	582,082
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (b)(c)(i)	1,864,000	1,864,000
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(i)	668,000	664,743
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(i)	2,450,000	2,445,637
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(i)	1,483,000	1,482,267
TOTAL MULTI-NATIONAL		6,456,647
UNITED STATES - 3.6%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (i)	1,339,123	1,347,094
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (i)	285,539	275,380
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (i)	937,491	886,000
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (i)	7,166,071	7,277,415
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (i)	1,631,042	1,652,601
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (i)	1,484,817	1,504,988
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (i)	141,265	142,079
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (i)	900,000	902,663
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (i)	600,000	597,359
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	1,400,000	1,396,179
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (i)	710,000	709,921
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	820,501	823,955
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (i)	1,814,335	1,825,174
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (i)	49,353	49,017
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (i)	569,172	569,896
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (i)	440,280	440,854
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (i)	180,000	181,239
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (i)	394,275	394,921
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (i)	708,766	671,919
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	369,876	372,335
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (i)	614,114	614,709
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	280,936
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	788,278	796,127
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	854,567	862,964
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,052
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	823,473	825,097
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	270,000	269,831
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	105,000	104,226
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (i)	85,442	85,017
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (i)	107,148	106,081
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (i)	272,765	269,361
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (i)	613,076	617,633
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	439,492
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	435,313	437,106
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (i)	470,000	463,929
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (i)	696,440	689,482
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (i)	914,413	900,134
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (i)	1,880,288	1,853,623
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (i)	1,521,188	1,498,451
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (i)	600,000	599,894
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	363,830	366,926
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (i)	254,548	255,324
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (i)	444,000	450,793
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (i)	1,895,000	1,881,331
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (i)	2,659,788	2,413,013
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(i)	2,449,000	2,450,766
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	744,238	750,921
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (i)	101,562	101,700
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	800,000	809,110
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	1,500,000	1,498,281
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	755,000	752,562
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	123,062	123,277
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	270,000	271,250
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (i)	1,700,000	1,702,072
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (i)	4,862,771	4,847,396
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (i)	3,120,452	3,143,051
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (i)	1,600,000	1,604,570
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (i)	1,860,000	1,873,680
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(i)	1,412,000	1,411,931
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (i)	395,109	395,943
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(i)	2,288,000	2,279,834
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (i)	359,045	356,817
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (i)	841,733	843,421
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (i)	1,975,050	1,997,262
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (i)	1,407,925	1,428,842
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	438,329	438,808
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	879,125	879,445
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (i)	270,939	271,510
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (i)	761,717	765,132
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	1,100,000	1,101,579
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (i)	3,421,765	3,352,663
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	350,000	347,733
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (i)	300,000	301,862
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(i)	2,255,000	2,250,316
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (i)	200,000	195,446
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (i)	100,000	100,196
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (i)	600,000	601,023
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (i)	1,800,000	1,795,205
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	810,000	805,785
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (i)	618,970	622,645
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (i)	690,000	689,024
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	505,000	504,480
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (i)	1,743,227	1,709,222
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (i)	361,545	367,644
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (i)	4,320,938	4,114,640
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (i)	559,680	522,282
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (i)	1,570,000	1,569,336
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (i)	321,504	321,528
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	1,586,969	1,585,187
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (i)	229,000	220,764
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	711,494	713,698
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	741,262	742,073
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (i)	598,447	600,387
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	654,766	660,632
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (i)	200,000	199,501
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (i)	300,000	297,452
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (i)	1,477,552	1,493,821
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (i)	791,703	791,723
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (i)	2,076,713	2,078,932
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (i)	3,982,588	4,008,308
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (i)	2,368,025	2,388,482
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (i)	2,865,725	2,779,269
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (i)	2,988,175	2,949,623
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (i)	1,413,113	1,392,289
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (i)	3,310,000	3,259,197
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.653% 9/25/2034 (b)(c)	818	876
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (i)	711,673	715,684
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (i)(j)	389,002	389,338
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (i)	798,729	801,280
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (i)	500,000	498,973
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (i)	1,527,390	1,538,157
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	400,000	397,821
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (i)	1,800,530	1,822,275
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (i)	372,143	380,699
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (i)	1,285,210	1,280,052
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	456,255	457,029
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	342,677	344,292
TOTAL UNITED STATES		126,361,525
TOTAL ASSET-BACKED SECURITIES (Cost $328,098,592)		328,720,399

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA 3.45% 7/27/2026	350,000	348,893
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	347,000	355,441
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,019,446

TOTAL UNITED STATES		1,723,780
TOTAL BANK NOTES (Cost $1,803,289)		1,723,780

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(i)	788,865	781,959
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(i)	456,735	428,449
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (i)	748,357	688,027
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (i)	1,132,060	1,129,580
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(i)	362,350	363,410
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	591,428	588,913
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(i)	427,680	423,195
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(i)	312,617	311,620
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(i)	396,374	393,483
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	635,098	578,656
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	238,890	213,972
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	401,178	356,552
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	80,264	68,168
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	85,299	72,444
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	99,724	82,833
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	69,910	62,328
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	767,555	681,994
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	504,804	452,077
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,089,546	971,228
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	110,472	97,823
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	254,829	237,429
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	314,731	292,167
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	379,936	361,334
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	928,260	893,720
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	117,683	108,816
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,437,955	1,320,591
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	359,802	353,050
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	692,869	624,144
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,034,612	1,826,491
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	79,939	71,115
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	210,473	207,435
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	307,427	269,467
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	864,653	779,749
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 8/25/2052 (b)(c)	741,761	732,571
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 9/25/2052 (b)(c)	1,559,004	1,536,062
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (b)(c)	548,326	540,674
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (b)(c)	1,843,940	1,821,159
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	360,214	335,726
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	726,540	663,204
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 11/25/2053 (b)(c)	873,114	885,078
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1619% 11/25/2053 (b)(c)	190,345	192,813
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1919% 7/25/2054 (b)(c)	178,352	180,112
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (b)(c)	396,754	399,512
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 12/25/2054 (b)(c)	1,384,605	1,391,191
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 12/25/2054 (b)(c)	447,792	450,680
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	1,891	1,929
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (b)(c)	609,974	612,779
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2619% 8/25/2054 (b)(c)	778,425	789,297
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2054 (b)(c)	332,134	333,571
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (b)(c)	428,120	431,064
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 9/25/2054 (b)(c)	500,463	503,678
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (b)(c)	776,392	781,047
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (b)(c)	348,939	350,818
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	701,056	692,888
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	224,001	199,850
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	63,183	56,162
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	228,667	204,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	174,386	164,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	68,896	57,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	227,296	201,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	402,882	353,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	78,848	71,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	539,070	483,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	209,691	186,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	188,731	167,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	192,371	174,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	158,523	140,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	93,180	81,558
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,174,838	1,049,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	158,524	140,652
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	145,870	132,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	701,262	640,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	112,009	104,030
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	156,304	142,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	250,866	228,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5207 Class PA, 3% 6/25/2051	2,886,087	2,592,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2119% 7/25/2052 (b)(c)	129,384	127,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3319% 8/25/2052 (b)(c)	286,377	283,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4119% 9/25/2052 (b)(c)	538,894	531,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 8/25/2053 (b)(c)	736,117	737,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 10/25/2053 (b)(c)	539,957	547,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (b)(c)	499,752	502,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6619% 10/25/2054 (b)(c)	354,647	356,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 11/25/2054 (b)(c)	2,553,358	2,567,926
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (b)(c)	817,194	820,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (b)(c)	276,709	276,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9119% 10/25/2054 (b)(c)	507,915	510,757
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (b)(c)	513,721	516,478
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 4/25/2055 (b)(c)	667,805	669,083
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (i)	319,053	311,915
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (i)(j)	84,693	83,698
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(i)	800,000	800,046
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(i)	419,196	420,908
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (i)	2,185,154	2,063,163
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(i)	330,593	314,345
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(i)	379,704	381,048
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(i)	200,000	199,591
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(i)	376,799	375,524
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (i)	208,528	196,545
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (i)	399,281	376,515
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (i)(j)	242,649	242,333
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(i)	452,689	449,547
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (i)	4,620	4,613
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	78,367	77,266
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(i)	568,298	553,994
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (i)(j)	645,892	629,765
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(i)	314,626	313,931
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (i)	616,400	608,614
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (i)	186,736	184,445
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(i)	763,909	743,688
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(i)	700,000	697,830
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (i)	922,656	892,468
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (i)	2,361,114	2,258,644
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (i)	646,447	648,472
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (i)(j)	605,975	607,656
TOTAL UNITED STATES		60,176,252
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,468,954)		60,176,252

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4156% 6/15/2040 (b)(c)(i)	1,620,000	1,624,050
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (i)	600,000	567,902
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (i)	353,334	342,657
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (i)	109,000	104,268
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	78,785	78,501
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	176,715	176,265
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	439,345	431,156
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	77,867
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	427,677
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	1,020,109
BANK Series 2021-BN33 Class XA, 1.0237% 5/15/2064 (c)(l)	11,776,714	411,278
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	500,990
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,017,000	1,058,421
BANK5 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	319,737	323,831
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(l)	1,600,000	44,442
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	700,000	710,165
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,000,000	1,030,690
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (i)	2,646,156	2,626,214
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	638,703
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	568,410
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (c)	1,422,000	1,485,418
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	400,000	420,388
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	170,254
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,160,682
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	155,264
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	311,329	308,213
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	692,131
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	628,752
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	544,749	541,638
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	416,865
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	628,107
Benchmark Mortgage Trust Series 2023-V3 Class XA, 0.8134% 7/15/2056 (c)(l)	31,956,701	507,146
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	700,000	712,528
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0147% 3/15/2041 (b)(c)(i)	1,123,076	1,123,339
BMO Mortgage Trust Series 2023-C6 Class XA, 0.7886% 9/15/2056 (c)(l)	13,244,181	636,282
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	309,713
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	400,000	399,539
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0445% 6/15/2041 (b)(c)(i)	1,792,000	1,790,880
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3141% 6/15/2041 (b)(c)(i)	885,000	884,447
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5138% 6/15/2041 (b)(c)(i)	626,000	625,804
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8225% 2/15/2035 (b)(c)(i)	2,437,000	2,424,357
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8163% 3/15/2030 (b)(c)(i)	6,763,789	6,729,970
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.066% 3/15/2030 (b)(c)(i)	947,711	940,011
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2158% 3/15/2030 (b)(c)(i)	1,335,189	1,323,540
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1159% 4/15/2040 (b)(c)(i)	4,424,413	4,425,101
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7193% 4/15/2034 (b)(c)(i)	239,529	238,331
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0193% 4/15/2034 (b)(c)(i)	412,398	409,305
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3193% 4/15/2034 (b)(c)(i)	272,629	270,244
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6193% 4/15/2034 (b)(c)(i)	286,192	283,330
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4766% 10/15/2036 (b)(c)(i)	1,109,960	1,107,186
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6863% 10/15/2036 (b)(c)(i)	162,246	161,739
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8861% 10/15/2036 (b)(c)(i)	217,124	216,310
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0858% 10/15/2036 (b)(c)(i)	210,720	209,666
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.735% 10/15/2036 (b)(c)(i)	732,746	727,708
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1635% 4/15/2037 (b)(c)(i)	430,847	430,847
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6854% 2/15/2039 (b)(c)(i)	84,745	84,692
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.9848% 2/15/2039 (b)(c)(i)	310,649	310,455
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2342% 2/15/2039 (b)(c)(i)	310,649	310,455
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6333% 2/15/2039 (b)(c)(i)	310,649	310,456
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9653% 12/15/2039 (b)(c)(i)	1,797,999	1,797,999
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.3138% 5/15/2041 (c)(i)	2,588,020	2,588,020
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0642% 3/15/2041 (b)(c)(i)	4,308,342	4,313,277
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 3/15/2043 (b)(c)(i)	3,823,000	3,813,457
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (b)(c)(i)	505,000	501,207
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4234% 10/15/2026 (b)(c)(i)	1,718,942	1,716,793
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8375% 2/15/2036 (b)(c)(i)	200,000	199,875
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6125% 4/15/2037 (b)(c)(i)	372,906	373,022
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9625% 4/15/2037 (b)(c)(i)	84,192	84,244
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5115% 4/15/2037 (b)(c)(i)	70,498	70,564
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1144% 4/15/2041 (b)(c)(i)	3,203,337	3,204,407
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.364% 4/15/2041 (b)(c)(i)	510,481	510,162
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6137% 4/15/2041 (b)(c)(i)	423,499	423,234
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1145% 2/15/2039 (b)(c)(i)	2,451,095	2,453,883
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4641% 2/15/2039 (b)(c)(i)	310,882	311,077
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3637% 3/15/2041 (b)(c)(i)	842,800	842,800
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6134% 3/15/2041 (b)(c)(i)	1,119,300	1,119,300
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0725% 6/15/2035 (b)(c)(i)	868,000	868,000
BX Trust Series 2026-ALOHA Class A, 5.05% 4/15/2043 (c)(i)	2,991,000	2,991,000
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(i)	1,913,000	1,926,725
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (i)	17,700,000	112,372
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (i)	1,172,151	942,849
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	524,118
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,894,860	1,875,777
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	482,985	482,284
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	587,161
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	393,858	381,063
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,277,206
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	489,613
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	489,047
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(i)	200,000	197,866
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(i)	605,000	611,825
ELP Series 2025-ELP Class A, 4.2969% 11/13/2042 (c)(i)	1,564,000	1,545,442
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9725% 10/15/2042 (b)(c)(i)	4,640,000	4,640,000
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2725% 10/15/2042 (b)(c)(i)	825,000	826,031
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5225% 10/15/2042 (b)(c)(i)	405,000	405,633
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 2/15/2043 (b)(c)(i)	4,138,067	4,138,067
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0725% 2/15/2043 (b)(c)(i)	425,001	425,400
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2725% 2/15/2043 (b)(c)(i)	288,288	288,738
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	800,000	787,445
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	2,700,000	2,728,176
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	409,326	407,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	354,262	352,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,575,648	2,561,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	469,427
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,139,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	386,314	381,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,086,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	592,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	888,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,582,497	2,558,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	596,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	212,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	452,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	397,629
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	398,921
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	397,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,358,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,921,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,555,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	792,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	377,380
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	528,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,060,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	696,875
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	206,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	297,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	249,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	688,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	2,100,000	1,877,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	600,000	602,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1889% 3/25/2029 (b)(c)	1,195,608	1,192,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	700,000	701,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	400,000	400,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	600,000	601,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	2,200,000	2,213,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	1,200,000	1,202,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	200,000	200,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	400,000	397,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2189% 10/25/2030 (c)	3,698,942	3,692,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (b)(c)	2,199,141	2,195,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	500,000	500,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,400,000	1,393,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (b)(c)	1,306,683	1,304,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (b)(c)	599,863	599,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 11/25/2030 (b)(c)	1,099,951	1,099,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1589% 12/25/2030 (b)(c)	1,399,984	1,398,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	1,600,000	1,599,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1689% 11/25/2030 (c)	600,000	599,999
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,749,196
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,175,616
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.5536% 11/5/2037 (c)(i)	1,351,000	1,346,515
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(k)	158,353	94,493
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	44,710	43,860
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (c)	92,588	92,309
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	52,089	51,794
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9678% 5/15/2039 (b)(c)(i)	2,976,439	2,872,264
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4664% 5/15/2039 (b)(c)(i)	899,162	824,981
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7656% 5/15/2039 (b)(c)(i)	511,349	455,101
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2144% 5/15/2039 (b)(c)(i)	454,472	372,666
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8875% 3/15/2038 (b)(c)(i)	14,847	14,698
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1875% 3/15/2038 (b)(c)(i)	135,373	125,897
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5375% 3/15/2038 (b)(c)(i)	118,320	107,079
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1725% 9/15/2040 (b)(c)(i)	2,000,000	1,991,146
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,191,391
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,481,860
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,256,217
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	898,594	880,680
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	451,391
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(i)	888,799	876,566
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (i)	375,879	366,406
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 3/15/2043 (b)(c)(i)	4,427,000	4,404,865
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (b)(c)(i)	660,000	655,052
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(i)	733,000	726,586
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (i)	137,656	139,844
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 8/15/2042 (b)(c)(i)	500,000	499,063
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (i)	1,100,000	1,094,975
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9154% 12/15/2039 (b)(c)(i)	3,113,000	3,108,137
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2649% 12/15/2039 (b)(c)(i)	680,000	677,449
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6644% 12/15/2039 (b)(c)(i)	501,000	500,374
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (i)	1,123,328	957,049
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	375,720	373,777
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	837,160
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	60,189
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	409,788
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	330,417	320,574
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9875% 5/15/2031 (b)(c)(i)	552,000	551,760
TOTAL UNITED STATES		182,683,803
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $182,743,930)		182,683,803

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (m) (Cost $18,099,785)	206,537	18,313,653

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Province of Alberta 3.3% 3/15/2028	274,000	270,812
Province of British Columbia 2.25% 6/2/2026	654,000	652,244
Province of Ontario 1.125% 10/7/2030	658,000	578,680
Province of Ontario 2.3% 6/15/2026	391,000	389,752
Province of Ontario 2.5% 4/27/2026	137,000	136,865
Province of Quebec 2.5% 4/20/2026	322,000	321,756
Province of Quebec 2.75% 4/12/2027	350,000	345,806
TOTAL CANADA		2,695,915
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	243,397
MEXICO - 0.1%
United Mexican States 3.5% 2/12/2034	1,114,000	948,426
United Mexican States 4.28% 8/14/2041	1,201,000	941,284
United Mexican States 4.35% 1/15/2047	395,000	289,140
United Mexican States 4.5% 1/31/2050	254,000	186,944
United Mexican States 4.6% 2/10/2048	481,000	361,712
United Mexican States 4.75% 3/8/2044	266,000	213,332
United Mexican States 5.55% 1/21/2045	107,000	96,139
United Mexican States 6.05% 1/11/2040	132,000	128,040
TOTAL MEXICO		3,165,017
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (i)	396,000	370,624
Kingdom of Saudi Arabia 4.5% 4/22/2060 (i)	301,000	229,814
TOTAL SAUDI ARABIA		600,438
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	110,824
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,342,383)		6,815,591

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Texas - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	131,872
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	49,059
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	286,462
TOTAL TEXAS		467,393
TOTAL MUNICIPAL SECURITIES (Cost $535,766)		467,393

Non-Convertible Corporate Bonds - 21.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(i)	328,000	315,023
Westpac Banking Corp 4.11% 7/24/2034 (c)	800,000	780,031
Westpac Banking Corp 4.421% 7/24/2039	160,000	143,469
TOTAL FINANCIALS		1,238,523
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	347,456
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	58,372
TOTAL MATERIALS		405,828
TOTAL AUSTRALIA		1,644,351
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	634,918
Vale SA 5.625% 9/11/2042	181,000	176,652
		811,570
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	390,119
Suzano Austria GmbH 6% 1/15/2029	330,000	336,995
		727,114
TOTAL BRAZIL		1,538,684
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (i)	284,000	281,006
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	152,603
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	671,647
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	197,735
Cenovus Energy Inc 2.65% 1/15/2032	196,000	174,266
Cenovus Energy Inc 4.65% 3/20/2031	703,000	698,137
Cenovus Energy Inc 5.4% 3/20/2036	541,000	538,208
Cenovus Energy Inc 5.4% 6/15/2047	154,000	139,395
Cenovus Energy Inc 6.75% 11/15/2039	8,000	8,711
Enbridge Inc 4.25% 12/1/2026	223,000	222,892
Enbridge Inc 5.5% 12/1/2046	397,000	378,661
Transcanada Pipelines Ltd Residual Strip 6.1% 6/1/2040	184,000	190,711
TOTAL ENERGY		3,372,966
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	236,456
Emera US Finance LP 4.75% 6/15/2046	143,000	117,970
TOTAL UTILITIES		354,426
TOTAL CANADA		4,008,398
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(i)	3,269,000	3,376,949
Societe Generale SA 5.5% 4/13/2029 (c)(i)	2,232,000	2,265,344

TOTAL FRANCE		5,642,293
GERMANY - 0.2%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	171,000	168,668
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	2,100,000	2,109,892
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,810,000	1,875,242
		4,153,802
Financial Services - 0.0%
KfW 2.875% 4/3/2028	421,000	413,500
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	231,460
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	236,922
		881,882
TOTAL FINANCIALS		5,035,684
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 3.95% 4/15/2045 (i)	38,000	27,695
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (i)	2,026,000	1,969,687
TOTAL GERMANY		7,033,066
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	868,329
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	702,687
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	514,964
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	180,489
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	162,543
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	425,707
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,610,526
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,510,382
TOTAL FINANCIALS		9,975,627
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (i)	198,000	197,988
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (i)	587,000	586,970
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (i)	232,000	232,838
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (i)	1,248,000	1,261,608
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	7,612,000	7,835,070
TOTAL INDUSTRIALS		10,114,474
TOTAL IRELAND		20,090,101
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (i)	449,000	450,022
NTT Finance Corp 4.62% 7/16/2028 (i)	454,000	455,726
NTT Finance Corp 4.876% 7/16/2030 (i)	1,195,000	1,202,555
TOTAL COMMUNICATION SERVICES		2,108,303
Financials - 0.0%
Banks - 0.0%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	937,646
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	357,678
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	205,338
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	241,821
TOTAL FINANCIALS		1,742,483
TOTAL JAPAN		3,850,786
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Korea Development Bank/The 1.625% 1/19/2031	367,000	326,230
MEXICO - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos 5.95% 1/28/2031	807,000	771,855
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,267,127
Petroleos Mexicanos 6.5% 1/23/2029	698,000	699,808
Petroleos Mexicanos 6.7% 2/16/2032	2,603,000	2,547,686
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,213,644
Petroleos Mexicanos 6.95% 1/28/2060	989,000	777,453
Petroleos Mexicanos 7.69% 1/23/2050	5,536,000	4,796,944
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	15,771,000
TOTAL ENERGY		27,845,517
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	158,000	144,692
Southern Copper Corp 7.5% 7/27/2035	167,000	190,221
TOTAL MATERIALS		334,913
TOTAL MEXICO		28,180,430
MULTI-NATIONAL - 0.2%
Financials - 0.2%
Banks - 0.2%
African Development Bank 0.875% 7/22/2026	419,000	415,274
Asian Development Bank 0.75% 10/8/2030	534,000	464,062
Asian Development Bank 2% 4/24/2026	173,000	172,784
Asian Development Bank 2.5% 11/2/2027	184,000	180,336
Asian Development Bank 2.625% 1/12/2027	178,000	176,388
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,013,061
European Investment Bank 0.75% 9/23/2030	762,000	663,779
European Investment Bank 0.875% 5/17/2030	183,000	162,042
European Investment Bank 1.25% 2/14/2031	331,000	291,714
European Investment Bank 2.375% 5/24/2027	110,000	108,227
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,385,821
Inter-American Development Bank 2% 6/2/2026	110,000	109,652
Inter-American Development Bank 2.25% 6/18/2029	524,000	498,788
Inter-American Development Bank 2.375% 7/7/2027	184,000	180,725
Inter-American Development Bank 4.375% 1/24/2044	239,000	222,868
		6,045,521
Financial Services - 0.0%
IBRD Discount Notes 0.75% 8/26/2030	454,000	396,103
IBRD Discount Notes 0.875% 5/14/2030	555,000	491,408
IBRD Discount Notes 1.25% 2/10/2031	497,000	437,899
IBRD Discount Notes 1.875% 10/27/2026	130,000	128,573
IBRD Discount Notes 2.5% 3/29/2032	1,000,000	917,252
International Finance Corp 0.75% 8/27/2030	303,000	264,175
		2,635,410
TOTAL MULTI-NATIONAL		8,680,931
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (c)(i)	10,000,000	10,073,446
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	526,845
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	79,437
TOTAL FINANCIALS		10,679,728
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,006,000	992,338
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,902,000	2,893,208
TOTAL INFORMATION TECHNOLOGY		3,885,546
TOTAL NETHERLANDS		14,565,274
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	291,933
Equinor ASA 3.125% 4/6/2030	274,000	262,056
Equinor ASA 3.625% 9/10/2028	331,000	327,962
Equinor ASA 3.7% 4/6/2050	438,000	327,114
Equinor ASA 5.1% 8/17/2040	55,000	53,883

TOTAL NORWAY		1,262,948
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (i)	159,654	159,430
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (c)(i)	732,000	724,110
UBS Group AG 3.869% 1/12/2029 (c)(i)	505,000	499,184
UBS Group AG 4.194% 4/1/2031 (c)(i)	1,208,000	1,181,923
UBS Group AG 4.55% 4/17/2026	323,000	322,997
UBS Group AG 4.875% 5/15/2045	310,000	274,485
		3,002,699
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(i)	200,000	197,652
TOTAL SWITZERLAND		3,200,351
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	153,000	151,321
BAT Capital Corp 4.39% 8/15/2037	298,000	270,744
BAT Capital Corp 4.54% 8/15/2047	306,000	248,451
BAT Capital Corp 4.758% 9/6/2049	334,000	276,936
BAT Capital Corp 6.421% 8/2/2033	422,000	457,662
Imperial Brands Finance PLC 6.125% 7/27/2027 (i)	1,309,000	1,335,542
Reynolds American Inc 5.7% 8/15/2035	153,000	157,264
Reynolds American Inc 5.85% 8/15/2045	116,000	112,344
Reynolds American Inc 6.15% 9/15/2043	502,000	505,530
Reynolds American Inc 7.25% 6/15/2037	570,000	648,827
TOTAL CONSUMER STAPLES		4,164,621
Financials - 0.4%
Banks - 0.4%
Barclays PLC 2.279% 11/24/2027 (c)	500,000	492,447
Barclays PLC 2.894% 11/24/2032 (c)	520,000	464,605
Barclays PLC 4.219% 5/24/2030 (c)	2,851,000	2,806,790
Barclays PLC 4.836% 5/9/2028	263,000	263,024
Barclays PLC 4.95% 1/10/2047	443,000	390,544
Barclays PLC 5.088% 6/20/2030 (c)	923,000	925,974
Barclays PLC 5.2% 5/12/2026	781,000	781,500
Barclays PLC 5.829% 5/9/2027 (c)	4,830,000	4,835,228
Barclays PLC 6.224% 5/9/2034 (c)	2,572,000	2,697,263
NatWest Group PLC 3.073% 5/22/2028 (c)	584,000	574,618
NatWest Group PLC 4.8% 4/5/2026	358,000	357,985
NatWest Group PLC 4.892% 5/18/2029 (c)	234,000	235,635
TOTAL FINANCIALS		14,825,613
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (i)	285,000	273,282
TOTAL UNITED KINGDOM		19,263,516
UNITED STATES - 18.6%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	284,000	270,616
AT&T Inc 2.25% 2/1/2032	467,000	407,983
AT&T Inc 2.55% 12/1/2033	1,877,000	1,588,388
AT&T Inc 2.75% 6/1/2031	509,000	465,447
AT&T Inc 2.95% 7/15/2026	219,000	218,196
AT&T Inc 3.3% 2/1/2052	484,000	306,446
AT&T Inc 3.5% 6/1/2041	261,000	202,452
AT&T Inc 3.5% 9/15/2053	864,000	566,556
AT&T Inc 3.55% 9/15/2055	1,880,000	1,222,681
AT&T Inc 3.8% 2/15/2027	247,000	246,338
AT&T Inc 4.35% 6/15/2045	175,000	141,169
AT&T Inc 4.5% 3/9/2048	224,000	180,747
AT&T Inc 4.65% 6/1/2044	216,000	183,057
Comcast Corp 1.5% 2/15/2031	390,000	337,984
Comcast Corp 1.95% 1/15/2031	70,000	62,100
Comcast Corp 2.45% 8/15/2052	390,000	203,106
Comcast Corp 2.65% 2/1/2030	216,000	202,283
Comcast Corp 2.8% 1/15/2051	224,000	128,139
Comcast Corp 3.4% 4/1/2030	200,000	192,008
Comcast Corp 3.45% 2/1/2050	204,000	133,752
Comcast Corp 3.75% 4/1/2040	160,000	129,712
Comcast Corp 3.969% 11/1/2047	143,000	105,227
Comcast Corp 4% 3/1/2048	329,000	242,208
Comcast Corp 5.168% 1/15/2037 (i)	520,000	506,346
Verizon Communications Inc 1.5% 9/18/2030	110,000	96,509
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,402,674
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,944,653
Verizon Communications Inc 4.4% 11/1/2034	103,000	98,053
Verizon Communications Inc 4.75% 1/15/2033	1,917,000	1,893,302
Verizon Communications Inc 4.78% 2/15/2035	1,473,000	1,425,702
		15,103,834
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031	435,000	403,697
Walt Disney Co/The 2.75% 9/1/2049	286,000	177,283
Walt Disney Co/The 3.5% 5/13/2040	187,000	153,054
Walt Disney Co/The 3.6% 1/13/2051	186,000	134,632
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	911,685
Walt Disney Co/The 5.4% 10/1/2043	106,000	103,651
Walt Disney Co/The 6.15% 2/15/2041	288,000	307,465
Walt Disney Co/The 6.15% 3/1/2037	108,000	118,120
		2,309,587
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	408,000	349,892
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	629,363
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	647,944
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	299,363
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	272,000	254,293
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	3,382,000	2,500,505
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,092,496
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	260,277
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,000,000	3,136,789
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,026,205
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	245,599
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	3,682,000	3,070,787
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,665,000	1,724,692
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	374,713
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	437,011
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,240,000	1,287,311
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,824,195
Time Warner Cable LLC 4.5% 9/15/2042	418,000	313,896
Time Warner Cable LLC 5.5% 9/1/2041	214,000	184,436
Time Warner Cable LLC 5.875% 11/15/2040	188,000	170,372
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,558,802
Time Warner Cable LLC 7.3% 7/1/2038	585,000	612,130
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	83,950
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	127,985
		25,213,006
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	395,179
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,394,311
T-Mobile USA Inc 3.3% 2/15/2051	412,000	269,646
T-Mobile USA Inc 3.75% 4/15/2027	997,000	990,828
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,304,013
		7,353,977
TOTAL COMMUNICATION SERVICES		49,980,404
Consumer Discretionary - 0.3%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	190,539
General Motors Co 5.2% 4/1/2045	117,000	101,549
General Motors Co 5.95% 4/1/2049	173,000	161,879
General Motors Co 6.6% 4/1/2036	160,000	170,137
General Motors Co 6.75% 4/1/2046	196,000	202,910
General Motors Co 6.8% 10/1/2027	364,000	374,386
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	189,643
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,757
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	218,681
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	600,379
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,117,837
		3,428,697
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	48,932
Duke University 2.832% 10/1/2055	128,000	78,981
George Washington University/The 4.126% 9/15/2048	192,000	153,955
George Washington University/The 4.3% 9/15/2044	55,000	45,937
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	84,750
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	53,029
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	118,909
Northwestern University 3.662% 12/1/2057	152,000	109,353
Northwestern University 4.643% 12/1/2044	92,000	86,547
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	90,297
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	23,830
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	69,418
University of Southern California 2.945% 10/1/2051	314,000	201,385
University of Southern California 5.25% 10/1/2111	55,000	49,779
William Marsh Rice University 3.774% 5/15/2055	50,000	37,517
		1,252,619
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.6% 7/1/2030	448,000	435,288
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	61,715
		497,003
Specialty Retail - 0.2%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,863,327
AutoNation Inc 4.75% 6/1/2030	96,000	95,318
AutoZone Inc 3.75% 6/1/2027	159,000	157,873
AutoZone Inc 4% 4/15/2030	996,000	972,021
Lowe's Cos Inc 1.3% 4/15/2028	220,000	207,288
Lowe's Cos Inc 1.7% 10/15/2030	334,000	294,298
Lowe's Cos Inc 3.35% 4/1/2027	85,000	84,331
Lowe's Cos Inc 3.65% 4/5/2029	294,000	287,586
Lowe's Cos Inc 3.7% 4/15/2046	96,000	70,707
Lowe's Cos Inc 3.75% 4/1/2032	899,000	850,676
Lowe's Cos Inc 4.05% 5/3/2047	315,000	241,586
Lowe's Cos Inc 4.5% 4/15/2030	811,000	811,626
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	146,206
O'Reilly Automotive Inc 5.1% 3/12/2036	1,057,000	1,043,164
		7,126,007
TOTAL CONSUMER DISCRETIONARY		12,304,326
Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,413,562
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (i)	2,279,000	2,302,984
Mars Inc 5% 3/1/2032 (i)	1,711,000	1,731,317
Mars Inc 5.2% 3/1/2035 (i)	1,422,000	1,435,538
		5,469,839
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	289,000	269,587
General Mills Inc 3% 2/1/2051	168,000	103,125
General Mills Inc 4.2% 4/17/2028	472,000	469,542
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	330,000	293,250
		1,135,504
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	200,691
Altria Group Inc 4.25% 8/9/2042	963,000	784,468
Altria Group Inc 4.5% 5/2/2043	466,000	387,154
Altria Group Inc 4.8% 2/14/2029	491,000	494,971
Altria Group Inc 5.8% 2/14/2039	256,000	257,011
Altria Group Inc 5.95% 2/14/2049	452,000	438,235
Philip Morris International Inc 3.875% 8/21/2042	132,000	105,929
Philip Morris International Inc 4.125% 3/4/2043	274,000	226,429
Philip Morris International Inc 4.875% 11/15/2043	165,000	148,517
Philip Morris International Inc 6.375% 5/16/2038	40,000	43,600
		3,087,005
TOTAL CONSUMER STAPLES		11,105,910
Energy - 1.3%
Energy Equipment & Services - 0.0%
Halliburton Co 2.92% 3/1/2030	264,000	248,842
Halliburton Co 4.85% 11/15/2035	270,000	262,570
Halliburton Co 5% 11/15/2045	207,000	183,604
Halliburton Co 7.45% 9/15/2039	41,000	47,955
		742,971
Oil, Gas & Consumable Fuels - 1.3%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (i)	3,600,000	3,576,289
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (i)	432,000	452,177
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (i)	1,163,000	1,225,413
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (i)	348,000	363,352
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (i)	626,000	656,696
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (i)	375,000	403,310
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,279,061
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	146,554
DCP Midstream Operating LP 6.45% 11/3/2036 (i)	311,000	329,309
DCP Midstream Operating LP 6.75% 9/15/2037 (i)	1,205,000	1,304,606
Energy Transfer LP 3.75% 5/15/2030	750,000	724,994
Energy Transfer LP 3.9% 7/15/2026	206,000	205,765
Energy Transfer LP 5% 5/15/2050	798,000	662,241
Energy Transfer LP 5.15% 3/15/2045	219,000	190,621
Energy Transfer LP 5.25% 4/15/2029	258,000	262,773
Energy Transfer LP 5.3% 4/1/2044	159,000	142,467
Energy Transfer LP 5.8% 6/15/2038	523,000	528,672
Hess Corp 4.3% 4/1/2027	614,000	614,356
Hess Corp 5.8% 4/1/2047	117,000	118,020
Hess Corp 7.125% 3/15/2033	126,000	143,545
Hess Corp 7.3% 8/15/2031	168,000	189,855
Hess Corp 7.875% 10/1/2029	551,000	615,458
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	91,016
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	24,201
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	181,340
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	26,150
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	149,825
Kinder Morgan Inc 4.3% 3/1/2028	273,000	272,653
Kinder Morgan Inc 5.2% 3/1/2048	241,000	217,502
Kinder Morgan Inc 5.3% 12/1/2034	234,000	235,803
Kinder Morgan Inc 5.55% 6/1/2045	573,000	546,542
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	126,932
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	28,738
MPLX LP 4.125% 3/1/2027	259,000	258,332
MPLX LP 4.7% 4/15/2048	535,000	434,849
MPLX LP 4.8% 2/15/2029	393,000	396,272
MPLX LP 4.95% 9/1/2032	2,488,000	2,476,721
MPLX LP 5.2% 3/1/2047	168,000	148,427
MPLX LP 5.5% 2/15/2049	662,000	598,335
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	218,565
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	617,592
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	742,665
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,072,950
ONEOK Inc 4.25% 9/15/2046	151,000	115,238
ONEOK Inc 4.25% 9/24/2027	820,000	817,874
ONEOK Inc 4.4% 10/15/2029	858,000	852,337
ONEOK Inc 4.45% 9/1/2049	160,000	126,176
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,651,270
ONEOK Inc 4.95% 7/13/2047	160,000	136,446
ONEOK Inc 5.2% 7/15/2048	83,000	72,752
Ovintiv Inc 6.5% 2/1/2038	244,000	255,631
Phillips 66 4.875% 11/15/2044	27,000	23,455
Phillips 66 5.875% 5/1/2042	260,000	260,447
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	160,637
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,117,000	2,110,557
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	45,044
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	82,992
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	994,725
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	444,760
Targa Resources Corp 4% 4/15/2031	1,047,000	1,024,969
Targa Resources Corp 4.35% 1/15/2029	895,000	891,251
Targa Resources Corp 4.9% 9/15/2030	1,171,000	1,180,894
Targa Resources Corp 5.65% 2/15/2036	2,819,000	2,860,423
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	273,765
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	181,611
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	92,058
Western Gas Partners LP 4.5% 3/1/2028	251,000	250,849
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,137,000
Western Gas Partners LP 4.75% 8/15/2028	145,000	145,428
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,014,982
Williams Cos Inc/The 3.75% 6/15/2027	640,000	635,155
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,540,321
Williams Cos Inc/The 4.85% 3/1/2048	231,000	197,078
Williams Cos Inc/The 5.3% 8/15/2052	581,000	522,707
Williams Cos Inc/The 5.75% 6/24/2044	52,000	50,545
		44,150,321
TOTAL ENERGY		44,893,292
Financials - 9.2%
Banks - 4.7%
Bank of America Corp 1.734% 7/22/2027 (c)	690,000	684,235
Bank of America Corp 2.087% 6/14/2029 (c)	157,000	149,376
Bank of America Corp 2.299% 7/21/2032 (c)	2,174,000	1,919,065
Bank of America Corp 2.651% 3/11/2032 (c)	506,000	458,898
Bank of America Corp 2.676% 6/19/2041 (c)	340,000	243,661
Bank of America Corp 2.687% 4/22/2032 (c)	246,000	222,930
Bank of America Corp 2.831% 10/24/2051 (c)	276,000	169,002
Bank of America Corp 2.972% 7/21/2052 (c)	268,000	169,418
Bank of America Corp 3.194% 7/23/2030 (c)	1,318,000	1,264,041
Bank of America Corp 3.419% 12/20/2028 (c)	3,213,000	3,156,360
Bank of America Corp 3.593% 7/21/2028 (c)	304,000	300,730
Bank of America Corp 3.705% 4/24/2028 (c)	241,000	239,165
Bank of America Corp 3.846% 3/8/2037 (c)	197,000	182,480
Bank of America Corp 3.97% 3/5/2029 (c)	601,000	595,548
Bank of America Corp 3.974% 2/7/2030 (c)	388,000	382,662
Bank of America Corp 4.083% 3/20/2051 (c)	173,000	133,817
Bank of America Corp 4.183% 11/25/2027	425,000	423,548
Bank of America Corp 4.25% 10/22/2026	645,000	644,669
Bank of America Corp 4.271% 7/23/2029 (c)	494,000	491,986
Bank of America Corp 4.33% 3/15/2050 (c)	359,000	291,062
Bank of America Corp 4.443% 1/20/2048 (c)	418,000	350,966
Bank of America Corp 4.571% 4/27/2033 (c)	10,000,000	9,825,155
Bank of America Corp 4.623% 5/9/2029 (c)	6,247,000	6,274,159
Bank of America Corp 5% 1/21/2044	147,000	136,763
Bank of America Corp 5.015% 7/22/2033 (c)	14,951,000	15,039,317
Bank of America Corp 5.875% 2/7/2042	90,000	92,687
Bank of America Corp 6.11% 1/29/2037	194,000	203,450
Bank of America Corp 7.75% 5/14/2038	114,000	135,441
Citigroup Inc 2.561% 5/1/2032 (c)	414,000	370,341
Citigroup Inc 3.52% 10/27/2028 (c)	632,000	622,596
Citigroup Inc 3.668% 7/24/2028 (c)	1,119,000	1,107,083
Citigroup Inc 3.887% 1/10/2028 (c)	123,000	122,407
Citigroup Inc 3.98% 3/20/2030 (c)	976,000	960,248
Citigroup Inc 4.125% 7/25/2028	423,000	419,447
Citigroup Inc 4.3% 11/20/2026	218,000	218,036
Citigroup Inc 4.412% 3/31/2031 (c)	1,601,000	1,582,699
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,118,088
Citigroup Inc 4.65% 7/23/2048	389,000	329,240
Citigroup Inc 4.75% 5/18/2046	216,000	181,927
Citigroup Inc 4.91% 5/24/2033 (c)	11,248,000	11,197,078
Citigroup Inc 5.3% 5/6/2044	55,000	50,657
Citigroup Inc 5.875% 1/30/2042	149,000	150,823
Citigroup Inc 6.27% 11/17/2033 (c)	5,000,000	5,343,943
Citigroup Inc 8.125% 7/15/2039	219,000	272,758
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	565,239
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	4,546,000	4,672,866
Fifth Third Bancorp 2.55% 5/5/2027	407,000	398,889
Fifth Third Bancorp 4.895% 9/6/2030 (c)	3,500,000	3,511,671
Fifth Third Bancorp 8.25% 3/1/2038	57,000	68,523
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	821,000	809,765
JPMorgan Chase & Co 1.953% 2/4/2032 (c)	440,000	387,419
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	329,000	304,031
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	642,000	570,682
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	884,000	823,688
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	409,000	267,009
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	123,000	107,884
JPMorgan Chase & Co 3.964% 11/15/2048 (c)	258,000	200,162
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	3,500,000	3,450,606
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	1,607,000	1,598,322
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	8,275,000	8,164,754
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	125,565
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	80,000	78,280
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	15,028,000	15,038,369
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	237,864
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	2,338,000	2,380,451
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	158,962
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	2,777,000	2,861,654
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	41,078
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	136,320
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,220,000	2,298,520
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	6,399,000	6,379,180
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	341,215
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	663,496
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	717,000	704,855
Wells Fargo & Co 2.572% 2/11/2031 (c)	644,000	595,686
Wells Fargo & Co 3% 10/23/2026	557,000	553,172
Wells Fargo & Co 3.068% 4/30/2041 (c)	487,000	365,617
Wells Fargo & Co 3.35% 3/2/2033 (c)	157,000	144,155
Wells Fargo & Co 3.584% 5/22/2028 (c)	287,000	284,288
Wells Fargo & Co 3.9% 5/1/2045	130,000	101,475
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,986
Wells Fargo & Co 4.4% 6/14/2046	196,000	156,044
Wells Fargo & Co 4.478% 4/4/2031 (c)	1,796,000	1,780,484
Wells Fargo & Co 4.75% 12/7/2046	439,000	368,016
Wells Fargo & Co 4.897% 7/25/2033 (c)	13,435,000	13,366,294
Wells Fargo & Co 4.9% 11/17/2045	265,000	227,475
Wells Fargo & Co 5.15% 4/23/2031 (c)	9,468,000	9,629,769
Wells Fargo & Co 5.244% 1/24/2031 (c)	4,588,000	4,676,921
Wells Fargo & Co 5.375% 11/2/2043	184,000	172,000
Wells Fargo & Co 5.499% 1/23/2035 (c)	670,000	682,026
Wells Fargo & Co 5.605% 4/23/2036 (c)	2,798,000	2,863,271
Wells Fargo & Co 5.606% 1/15/2044	312,000	298,552
		163,928,512
Capital Markets - 2.5%
Athene Global Funding 5.339% 1/15/2027 (i)	4,421,000	4,447,805
Athene Global Funding 5.583% 1/9/2029 (i)	2,898,000	2,924,646
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5793% 4/19/2027 (b)(c)(i)	3,520,000	3,520,526
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	1,960,000	1,730,236
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	310,695
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	848,000	761,719
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (c)	434,000	385,297
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	16,994,000	15,348,112
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (c)	137,000	103,089
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	5,717,000	5,666,446
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,890,134
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	826,326
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	130,000	116,425
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	375,035
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	909,323
Moody's Corp 4.875% 12/17/2048	284,000	248,011
Morgan Stanley 1.512% 7/20/2027 (c)	270,000	267,537
Morgan Stanley 1.593% 5/4/2027 (c)	393,000	391,909
Morgan Stanley 2.239% 7/21/2032 (c)	255,000	223,247
Morgan Stanley 2.511% 10/20/2032 (c)	137,000	120,963
Morgan Stanley 3.217% 4/22/2042 (c)	498,000	375,442
Morgan Stanley 3.591% 7/22/2028 (c)	984,000	972,433
Morgan Stanley 3.622% 4/1/2031 (c)	1,260,000	1,208,221
Morgan Stanley 3.772% 1/24/2029 (c)	337,000	332,485
Morgan Stanley 3.95% 4/23/2027	937,000	931,447
Morgan Stanley 3.971% 7/22/2038 (c)	171,000	149,191
Morgan Stanley 4.3% 1/27/2045	55,000	45,479
Morgan Stanley 4.375% 1/22/2047	304,000	249,383
Morgan Stanley 4.431% 1/23/2030 (c)	552,000	549,515
Morgan Stanley 4.457% 4/22/2039 (c)	207,000	189,765
Morgan Stanley 4.708% 3/12/2032 (c)	5,400,000	5,363,641
Morgan Stanley 4.889% 7/20/2033 (c)	10,161,000	10,096,132
Morgan Stanley 5.192% 4/17/2031 (c)	3,820,000	3,876,891
Morgan Stanley 5.597% 3/24/2051 (c)	355,000	344,374
Morgan Stanley 5.664% 4/17/2036 (c)	1,681,000	1,721,785
Morgan Stanley 6.342% 10/18/2033 (c)	15,700,000	16,798,590
Morgan Stanley 6.375% 7/24/2042	80,000	85,711
Morgan Stanley 7.25% 4/1/2032	27,000	30,542
MSCI Inc 5.15% 3/15/2036	723,000	700,285
MSCI Inc 5.25% 9/1/2035	2,630,000	2,576,233
		87,165,026
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,102,677
Capital One Financial Corp 3.273% 3/1/2030 (c)	783,000	753,956
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,678,852
Capital One Financial Corp 3.75% 3/9/2027	970,000	964,291
Capital One Financial Corp 3.75% 7/28/2026	267,000	266,382
Capital One Financial Corp 4.1% 2/9/2027	358,000	357,157
Capital One Financial Corp 5.247% 7/26/2030 (c)	3,190,000	3,233,133
Capital One Financial Corp 5.468% 2/1/2029 (c)	2,078,000	2,109,379
Capital One Financial Corp 6.377% 6/8/2034 (c)	2,857,000	3,010,884
Ford Motor Credit Co LLC 4.97% 4/6/2029	694,000	685,438
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,575,511
Stellantis Financial Services US Corp 4.95% 9/15/2028 (i)	4,842,000	4,815,365
Synchrony Financial 3.7% 8/4/2026	129,000	128,620
Synchrony Financial 3.95% 12/1/2027	780,000	770,352
		28,451,997
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	487,898
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,322,448
Corebridge Financial Inc 3.85% 4/5/2029	355,000	346,563
Corebridge Financial Inc 3.9% 4/5/2032	1,323,000	1,240,704
Corebridge Financial Inc 4.35% 4/5/2042	96,000	78,895
Corebridge Financial Inc 6.05% 9/15/2033	285,000	297,925
Equitable Holdings Inc 4.35% 4/20/2028	252,000	251,404
Equitable Holdings Inc 4.572% 2/15/2029 (i)	3,685,000	3,661,176
Jackson Financial Inc 3.125% 11/23/2031	304,000	270,460
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,180,048
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,264,099
Pine Street Trust II 5.568% 2/15/2049 (i)	716,000	650,365
Takeoff Merger Sub Inc 4.4% 3/24/2028 (i)	1,328,000	1,320,878
Takeoff Merger Sub Inc 4.5% 3/24/2029 (i)	1,315,000	1,306,537
Takeoff Merger Sub Inc 4.85% 3/24/2031 (i)	1,649,000	1,628,379
Voya Financial Inc 3.65% 6/15/2026	433,000	432,183
Voya Financial Inc 5.7% 7/15/2043	103,000	98,200
		18,838,162
Insurance - 0.7%
Aon Global Ltd 4.6% 6/14/2044	44,000	37,282
Athene Holding Ltd 3.5% 1/15/2031	187,000	173,448
Corebridge Global Funding 4.9% 12/3/2029 (i)	4,000,000	4,013,295
Corebridge Global Funding 5.9% 9/19/2028 (i)	1,806,000	1,860,304
Five Corners Funding Trust II 2.85% 5/15/2030 (i)	1,385,000	1,290,186
Grand River Funding Trust I 6.311% 2/15/2036 (i)	2,737,000	2,761,183
Liberty Mutual Group Inc 4.569% 2/1/2029 (i)	514,000	511,361
Lincoln National Corp 3.625% 12/12/2026	165,000	164,022
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	107,269
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	62,945
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	712,395
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	224,991
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (i)	730,000	457,516
MetLife Inc 4.125% 8/13/2042	171,000	140,641
MetLife Inc 4.6% 5/13/2046	55,000	47,632
MetLife Inc 4.721% 12/15/2044 (c)	137,000	119,264
MetLife Inc 5.3% 12/15/2034	2,696,000	2,758,418
Pacific LifeCorp 5.125% 1/30/2043 (i)	660,000	604,718
Prudential Financial Inc 3.878% 3/27/2028	114,000	113,187
Prudential Financial Inc 3.905% 12/7/2047	15,000	11,301
Prudential Financial Inc 3.935% 12/7/2049	294,000	219,049
Prudential Financial Inc 4.35% 2/25/2050	343,000	275,285
Prudential Financial Inc 4.418% 3/27/2048	174,000	141,500
Prudential Financial Inc 5.125% 3/1/2052 (c)	115,000	110,041
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,386
Reinsurance Group of America Inc 5.75% 9/15/2034	3,500,000	3,555,368
Reinsurance Group of America Inc 6% 9/15/2033	4,140,000	4,298,862
Unum Group 4% 6/15/2029	554,000	542,962
Unum Group 4.046% 8/15/2041 (i)	111,000	88,849
Unum Group 5.75% 8/15/2042	867,000	843,302
		26,256,962
TOTAL FINANCIALS		324,640,659
Health Care - 0.9%
Biotechnology - 0.1%
Amgen Inc 1.65% 8/15/2028	532,000	501,617
Amgen Inc 2.6% 8/19/2026	288,000	286,303
Amgen Inc 5.15% 3/2/2028	1,562,000	1,584,891
		2,372,811
Health Care Providers & Services - 0.8%
Allina Health System 3.887% 4/15/2049	182,000	139,712
Banner Health 2.913% 1/1/2051	377,000	238,087
Centene Corp 2.45% 7/15/2028	1,232,000	1,146,914
Centene Corp 2.625% 8/1/2031	575,000	480,361
Centene Corp 3.375% 2/15/2030	640,000	578,136
Centene Corp 4.25% 12/15/2027	391,000	384,085
Centene Corp 4.625% 12/15/2029	1,121,000	1,064,146
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	170,263
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,487,830
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,053,019
Cigna Group/The 6.125% 11/15/2041	82,000	84,948
CVS Health Corp 2.875% 6/1/2026	206,000	205,475
CVS Health Corp 3% 8/15/2026	532,000	528,815
CVS Health Corp 3.25% 8/15/2029	482,000	461,880
CVS Health Corp 3.625% 4/1/2027	225,000	223,068
CVS Health Corp 4.3% 3/25/2028	655,000	652,678
CVS Health Corp 4.78% 3/25/2038	749,000	690,232
CVS Health Corp 4.875% 7/20/2035	85,000	81,770
CVS Health Corp 5% 1/30/2029	1,255,000	1,271,322
CVS Health Corp 5% 9/15/2032	985,000	985,790
CVS Health Corp 5.05% 3/25/2048	751,000	644,360
CVS Health Corp 5.125% 7/20/2045	242,000	212,416
CVS Health Corp 5.25% 1/30/2031	515,000	526,291
CVS Health Corp 5.3% 12/5/2043	120,000	109,150
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	218,040
HCA Inc 3.5% 9/1/2030	6,450,000	6,125,186
HCA Inc 3.625% 3/15/2032	333,000	309,455
HCA Inc 5.25% 6/15/2049	475,000	419,163
HCA Inc 5.625% 9/1/2028	1,513,000	1,543,103
HCA Inc 5.875% 2/1/2029	1,674,000	1,722,856
Humana Inc 1.35% 2/3/2027	346,000	336,959
Humana Inc 2.15% 2/3/2032	347,000	297,057
Humana Inc 3.125% 8/15/2029	223,000	212,169
Humana Inc 3.7% 3/23/2029	333,000	323,682
Humana Inc 4.95% 10/1/2044	69,000	57,764
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	226,494
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	171,823
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	146,503
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	45,347
Mass General Brigham Inc 4.117% 7/1/2055	96,000	75,236
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	65,977
MyMichigan Health 3.409% 6/1/2050	129,000	90,129
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	78,005
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	55,656
Novant Health Inc 3.168% 11/1/2051	227,000	148,347
NYU Langone Hospitals 4.784% 7/1/2044	208,000	186,258
Orlando Health Obligated Group 3.327% 10/1/2050	208,000	145,629
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	29,468
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	43,142
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,060,961
Sutter Health 3.361% 8/15/2050	504,000	349,051
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	267,337
Trinity Health Corp 2.632% 12/1/2040	121,000	86,857
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	106,849
		28,365,251
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	168,000	171,737
Mylan Inc 4.55% 4/15/2028	502,000	499,417
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	239,543
		910,697
TOTAL HEALTH CARE		31,648,759
Industrials - 0.5%
Aerospace & Defense - 0.4%
Boeing Co 2.7% 2/1/2027	217,000	213,958
Boeing Co 2.95% 2/1/2030	278,000	261,619
Boeing Co 3.625% 3/1/2048	110,000	76,650
Boeing Co 3.65% 3/1/2047	76,000	53,463
Boeing Co 3.75% 2/1/2050	424,000	300,770
Boeing Co 5.04% 5/1/2027	372,000	374,094
Boeing Co 5.15% 5/1/2030	706,000	717,818
Boeing Co 5.705% 5/1/2040	1,466,000	1,468,305
Boeing Co 5.805% 5/1/2050	869,000	840,085
Boeing Co 5.93% 5/1/2060	372,000	357,078
Boeing Co 6.259% 5/1/2027	654,000	665,291
Boeing Co 6.298% 5/1/2029	838,000	879,762
Boeing Co 6.388% 5/1/2031	635,000	677,127
Boeing Co 6.528% 5/1/2034	679,000	739,664
Boeing Co 6.858% 5/1/2054	1,023,000	1,125,888
Boeing Co 6.875% 3/15/2039	90,000	98,871
Boeing Co 7.008% 5/1/2064	965,000	1,066,827
		9,917,270
Building Products - 0.0%
Carrier Global Corp 2.493% 2/15/2027	245,000	241,082
Carrier Global Corp 2.722% 2/15/2030	427,000	398,782
Carrier Global Corp 3.377% 4/5/2040	171,000	134,698
Carrier Global Corp 3.577% 4/5/2050	131,000	93,625
Carrier Global Corp 5.9% 3/15/2034	284,000	299,634
Carrier Global Corp 6.2% 3/15/2054	176,000	183,908
Trane Technologies Holdco Inc 3.75% 8/21/2028	127,000	125,821
Trane Technologies Holdco Inc 4.3% 2/21/2048	136,000	111,881
		1,589,431
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,645,000	1,608,472
Uber Technologies Inc 4.8% 9/15/2035	1,297,000	1,258,549
		2,867,021
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	388,127
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	146,825
		534,952
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	284,000	286,546
Paychex Inc 5.35% 4/15/2032	395,000	396,992
Paychex Inc 5.6% 4/15/2035	309,000	310,335
Verisk Analytics Inc 4.45% 3/15/2031	473,000	465,133
		1,459,006
TOTAL INDUSTRIALS		16,367,680
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,653,000	1,639,251
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,271,000	3,232,337
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,181,000	2,150,009
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	259,360
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,460,000	3,383,203
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	704,170
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	303,575
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	272,632
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	341,147
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	174,527
		12,460,211
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	189,673
Broadcom Inc 1.95% 2/15/2028	209,000	200,581
Broadcom Inc 2.45% 2/15/2031	2,705,000	2,456,653
Broadcom Inc 2.6% 2/15/2033	1,777,000	1,553,750
Broadcom Inc 3.419% 4/15/2033	160,000	146,308
Broadcom Inc 3.469% 4/15/2034	117,000	105,351
Broadcom Inc 3.5% 2/15/2041	1,275,000	1,017,207
Broadcom Inc 4.3% 11/15/2032	344,000	334,969
Broadcom Inc 4.75% 4/15/2029	469,000	474,232
Broadcom Inc 4.95% 1/15/2036	7,110,000	7,012,240
		13,490,964
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,243,000	1,197,856
Oracle Corp 4.8% 9/26/2032	2,073,000	1,974,218
Oracle Corp 5.2% 9/26/2035	1,887,000	1,769,996
Oracle Corp 5.875% 9/26/2045	1,164,000	1,004,230
Oracle Corp 5.95% 9/26/2055	1,459,000	1,227,414
Oracle Corp 6.1% 9/26/2065	1,502,000	1,245,431
		8,419,145
TOTAL INFORMATION TECHNOLOGY		34,370,320
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	943,000	979,219
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	1,533,000	1,619,518
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	895,000	954,728
TOTAL MATERIALS		3,553,465
Real Estate - 2.5%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	154,600
Store Capital LLC 2.75% 11/18/2030	6,596,000	5,933,394
Store Capital LLC 4.625% 3/15/2029	225,000	222,601
VICI Properties LP 4.75% 2/15/2028	964,000	964,871
VICI Properties LP 4.75% 4/1/2028	522,000	522,532
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,226,036
VICI Properties LP 5.125% 5/15/2032	823,000	811,033
VICI Properties LP 5.75% 4/1/2034	377,000	380,466
Vornado Realty LP 2.15% 6/1/2026	237,000	235,664
WP Carey Inc 2.4% 2/1/2031	477,000	426,803
WP Carey Inc 3.85% 7/15/2029	160,000	156,214
		11,034,214
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	212,505
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	263,773
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	524,121
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	155,302
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	171,423
Healthpeak OP LLC 3% 1/15/2030	343,000	322,588
Healthpeak OP LLC 3.25% 7/15/2026	72,000	71,748
Healthpeak OP LLC 3.5% 7/15/2029	82,000	79,246
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,605,000	2,292,917
Omega Healthcare Investors Inc 3.375% 2/1/2031	516,000	476,899
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	712,659
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,290,943
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	800,313
Ventas Realty LP 3% 1/15/2030	958,000	902,329
Ventas Realty LP 3.25% 10/15/2026	96,000	95,471
Ventas Realty LP 3.85% 4/1/2027	260,000	258,376
Ventas Realty LP 4% 3/1/2028	876,000	867,225
Ventas Realty LP 4.375% 2/1/2045	178,000	147,247
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,260,192
Ventas Realty LP 4.875% 4/15/2049	78,000	66,976
		11,972,253
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	230,000	209,703
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	192,000	190,219
Boston Properties LP 3.25% 1/30/2031	1,011,000	932,509
Boston Properties LP 4.5% 12/1/2028	489,000	485,768
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,027,886
COPT Defense Properties LP 2% 1/15/2029	228,000	212,649
COPT Defense Properties LP 2.75% 4/15/2031	310,000	280,683
COPT Defense Properties LP 4.5% 10/15/2030	331,000	326,723
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	829,004
		5,285,441
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	555,289
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	669,245
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,719,015
CBRE Services Inc 2.5% 4/1/2031	699,000	624,547
Digital Realty Trust LP 3.7% 8/15/2027	219,000	216,727
Essex Portfolio LP 3% 1/15/2030	51,000	48,048
Essex Portfolio LP 4% 3/1/2029	167,000	164,348
Extra Space Storage LP 4.95% 1/15/2033	4,608,000	4,547,405
Tanger Properties LP 2.75% 9/1/2031	6,551,000	5,850,334
Tanger Properties LP 3.125% 9/1/2026	767,000	762,557
Tanger Properties LP 3.875% 7/15/2027	170,000	168,608
		16,326,123
Residential REITs - 0.8%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	83,596
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	359,114
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	262,539
American Homes 4 Rent LP 4.95% 6/15/2030	7,639,000	7,666,941
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,299,000	5,912,907
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	4,255,000	4,155,313
Sun Communities Operating LP 2.3% 11/1/2028	210,000	198,733
Sun Communities Operating LP 2.7% 7/15/2031	6,542,000	5,851,709
UDR Inc 2.1% 6/15/2033	446,000	366,863
		24,857,715
Retail REITs - 0.5%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	154,094
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,304,000	6,133,475
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	807,883
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	790,511
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,219,784
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	974,000	950,416
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	5,482,000	5,624,395
Realty Income Corp 2.2% 6/15/2028	100,000	95,480
Realty Income Corp 2.85% 12/15/2032	123,000	109,093
Realty Income Corp 3.25% 1/15/2031	128,000	120,359
Realty Income Corp 3.4% 1/15/2028	200,000	196,659
Simon Property Group LP 2.2% 2/1/2031	731,000	655,187
Simon Property Group LP 2.45% 9/13/2029	205,000	192,043
Simon Property Group LP 3.25% 9/13/2049	320,000	214,428
		17,263,807
TOTAL REAL ESTATE		86,949,256
Utilities - 1.1%
Electric Utilities - 0.9%
AEP Texas Inc 5.2% 4/15/2036	700,000	688,423
Alabama Power Co 1.45% 9/15/2030	500,000	439,145
Alabama Power Co 3.05% 3/15/2032	828,000	760,650
Alabama Power Co 3.7% 12/1/2047	162,000	119,442
Alabama Power Co 3.75% 3/1/2045	27,000	20,737
Alabama Power Co 4.15% 8/15/2044	127,000	103,353
Alabama Power Co 4.3% 7/15/2048	161,000	129,890
Alabama Power Co 5.2% 6/1/2041	106,000	101,959
Appalachian Power Co 4.45% 6/1/2045	165,000	135,823
Appalachian Power Co 4.5% 3/1/2049	251,000	203,455
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	138,255
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	49,807
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	404,746
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,808,678
Commonwealth Edison Co 3.2% 11/15/2049	467,000	308,282
Commonwealth Edison Co 3.65% 6/15/2046	78,000	58,122
Commonwealth Edison Co 3.7% 3/1/2045	85,000	64,799
Commonwealth Edison Co 3.75% 8/15/2047	169,000	126,162
Commonwealth Edison Co 4% 3/1/2048	187,000	144,975
Commonwealth Edison Co 4% 3/1/2049	164,000	125,302
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	94,965
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	59,409
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	186,856
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	207,171
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	244,114
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	69,075
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	75,556
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	146,561
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	42,174
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	82,570
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	84,463
Duke Energy Corp 2.45% 6/1/2030	529,000	487,417
Duke Energy Corp 2.65% 9/1/2026	366,000	363,435
Duke Energy Corp 4.2% 6/15/2049	260,000	198,034
Duke Energy Corp 4.8% 12/15/2045	76,000	64,902
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	49,006
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	594,307
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	312,195
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	39,868
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	46,663
Duquesne Light Holdings Inc 2.532% 10/1/2030 (i)	166,000	151,080
Duquesne Light Holdings Inc 2.775% 1/7/2032 (i)	846,000	746,078
Entergy Corp 2.95% 9/1/2026	129,000	128,250
Entergy Corp 3.75% 6/15/2050	113,000	79,521
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	68,750
Entergy Tex Inc 3.55% 9/30/2049	111,000	77,641
Entergy Tex Inc 4% 3/30/2029	485,000	480,820
Exelon Corp 2.75% 3/15/2027	183,000	180,201
Exelon Corp 3.35% 3/15/2032	222,000	204,884
Exelon Corp 4.05% 4/15/2030	218,000	213,491
Exelon Corp 5.1% 6/15/2045	30,000	26,994
FirstEnergy Corp 2.25% 9/1/2030	370,000	333,378
FirstEnergy Corp 3.4% 3/1/2050	100,000	66,529
FirstEnergy Corp 3.9% 7/15/2027 (j)	233,000	231,103
FirstEnergy Corp 4.85% 7/15/2047 (j)	129,000	109,848
FirstEnergy Transmission LLC 4.75% 1/15/2033	6,262,000	6,167,586
Interstate Power and Light Co 2.3% 6/1/2030	381,000	348,173
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	986,856
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	154,031
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	672,061
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,023,523
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	27,494
Potomac Electric Power Co 6.5% 11/15/2037	104,000	114,830
Progress Energy Inc 6% 12/1/2039	143,000	148,306
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	142,323
Southern Co/The 3.25% 7/1/2026	302,000	301,425
Southern Co/The 4.4% 7/1/2046	201,000	165,445
Southern Co/The 4.85% 3/15/2035	4,500,000	4,377,605
Southwestern Electric Power Co 5.2% 4/1/2036	1,134,000	1,115,119
Southwestern Electric Power Co 5.3% 4/1/2033	1,371,000	1,390,228
Tampa Electric Co 4.45% 6/15/2049	321,000	261,610
Tampa Electric Co 6.15% 5/15/2037	172,000	182,072
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	404,961
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	104,425
		30,567,387
Gas Utilities - 0.0%
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	282,597
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	549,000	485,689
AES Corp/The 3.95% 7/15/2030 (i)	941,000	899,643
		1,385,332
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	268,869
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	267,241
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	201,586
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	184,408
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	153,611
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	197,504
Delmarva Power & Light Co 4% 6/1/2042	110,000	90,866
NiSource Inc 1.7% 2/15/2031	444,000	385,873
NiSource Inc 2.95% 9/1/2029	1,074,000	1,020,628
NiSource Inc 3.49% 5/15/2027	210,000	207,796
NiSource Inc 3.6% 5/1/2030	1,800,000	1,734,561
NiSource Inc 3.95% 3/30/2048	274,000	205,522
NiSource Inc 4.375% 5/15/2047	131,000	105,202
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,657,176
Puget Energy Inc 4.224% 3/15/2032	756,000	721,142
		7,401,985
Water Utilities - 0.0%
American Water Capital Corp 3.45% 6/1/2029	167,000	162,426
American Water Capital Corp 6.593% 10/15/2037	179,000	201,589
		364,015
TOTAL UTILITIES		40,001,316
TOTAL UNITED STATES		655,815,387
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $782,716,152)		775,262,176

U.S. Government Agency - Mortgage Securities - 19.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.5%
Fannie Mae 2% 11/1/2051	1,221,520	994,427
Fannie Mae 2% 3/1/2052	1,470,473	1,194,339
Fannie Mae 2.5% 6/1/2052	1,296,804	1,112,120
Fannie Mae 3% 10/1/2031	46,559	45,436
Fannie Mae 3% 11/1/2047	10,642	9,561
Fannie Mae 3.5% 2/1/2045	356,297	336,460
Fannie Mae 4% 4/1/2050	15,254	14,509
Fannie Mae 6.5% 7/1/2054	253,504	266,332
Fannie Mae 7% 6/1/2054	17,675	18,863
Fannie Mae 7% 7/1/2054	16,591	17,755
Fannie Mae 7% 8/1/2054	18,831	20,044
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.225% 5/1/2036 (b)(c)	1,877	1,932
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	278	285
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5526%, 6.297% 11/1/2034 (b)(c)	33,063	34,096
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	320	330
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.316% 11/1/2036 (b)(c)	4,589	4,735
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.591% 6/1/2042 (b)(c)	3,039	3,181
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.106% 7/1/2035 (b)(c)	316	326
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	2,100	2,175
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	995	1,044
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	2,026	2,128
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	1,701	1,786
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	2,312	2,397
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	596	618
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.52% 11/1/2034 (b)(c)	2,304	2,385
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (b)(c)	3,348	3,483
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	1,481	1,547
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (b)(c)	4,294	4,405
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	430	444
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.889% 8/1/2036 (b)(c)	5,424	5,613
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.378% 10/1/2033 (b)(c)	570	587
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.366% 5/1/2035 (b)(c)	779	805
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	737,495	666,555
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	37,411	31,820
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	54,657	49,349
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	512,281	463,004
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	488,522	441,531
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	262,646	237,382
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,735	10,606
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,438	10,337
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	582,386	525,820
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	114,936	103,880
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	104,874	94,950
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	96,621	87,478
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	91,195	82,337
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	33,112	29,927
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	36,559	31,143
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	654,600	552,068
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	793,806	612,805
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	512,109	462,848
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	37,178	31,645
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,125,173	868,614
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	487,068	376,008
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	38,213	32,476
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	39,060	33,174
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	657,975	595,506
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	768,613	626,200
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	6,329	6,098
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	395,226	321,749
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	307,714	250,507
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	70,654	58,291
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	442,402	362,643
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	375,457	308,003
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	18,881	15,288
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	69,678	64,119
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	252,793	205,796
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	250,576	203,991
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	52,335	42,785
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	444,235	362,896
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	47,007	38,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	32,362	26,548
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	50,976	46,862
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	144,078	127,056
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	257,704	209,794
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	205,623	168,167
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,559	12,779
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,636,799	2,154,006
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	712,903	573,460
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	513,722	421,427
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	260,549	256,468
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	517,572	477,573
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	48,104	44,386
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	33,138	30,577
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	32,866	30,326
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	17,073	15,812
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	130,014	106,371
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	328,584	269,242
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,106	41,861
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	22,054	18,085
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	138,025	127,229
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,501	13,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	765,798	626,300
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	542,801	445,111
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	488,866	400,578
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	188,285	154,340
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,005	40,959
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	34,087	27,952
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	66,417	58,494
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	421,223	342,123
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	289,068	234,785
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,430	18,421
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	800,948	658,301
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	48,834	45,060
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,457,562	2,157,590
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	55,123	50,829
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	646,248	565,423
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	47,810	42,099
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	60,568	55,811
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	469,681	410,910
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,021,778	832,457
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	63,768	52,292
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,182,235	962,445
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	705,995	573,420
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,525	25,684
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,478	14,239
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	3,573	3,497
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	11,127	10,305
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	218,698	178,040
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	88,879	72,397
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	112,873	92,559
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	51,246	41,623
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	231,439	188,412
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	95,723	77,748
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	8,014	7,771
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,468	5,302
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,570	2,488
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	162,891	156,967
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	52,731	51,137
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	49,817	48,420
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	10,755	10,358
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	14,036	13,423
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	8,655	8,289
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	69,015	65,609
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	194,404	172,780
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	29,283	25,259
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	9,104	7,841
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	49,989	42,651
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,630,671	3,130,628
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	239,165	203,759
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	445,354	380,676
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	101,702	86,741
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	153,293	147,862
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	26,455	25,360
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	23,919	22,776
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	35,734	32,560
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	4,905	4,465
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	7,698	6,827
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,027,050	883,671
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	274,173	233,585
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,938	2,870
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,588	1,559
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,132	1,099
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	107,753	103,934
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	10,193	9,885
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	96,229	91,479
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	9,031	8,217
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,115,858	1,003,569
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	447,866	401,267
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	353,925	318,480
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	326,435	293,666
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	282,792	253,626
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,522	88,600
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	60,701	51,791
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,360,551	1,158,285
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,032,933	879,372
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	460	458
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,785	2,723
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	2,216	2,165
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,024	11,694
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,233	2,172
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	274,549	264,565
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,666	3,533
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	9,149	8,754
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	620,644	529,540
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (e)	2,758,677	2,358,042
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	477,078	406,153
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	13,334	13,106
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	1,827	1,761
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	82,437	79,553
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	16,215	15,415
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	293,264	264,543
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	909,021	818,487
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	32,180	27,406
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	100,808	97,093
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	91,916	83,369
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	128,853	117,115
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	950,368	809,378
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,446,214	1,241,608
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	555,599	474,824
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	8,196	8,030
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	1,981	1,931
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	10,720	10,383
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	308,355	293,120
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	148,642	143,372
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	61,286	55,596
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	276,155	248,895
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	364,315	326,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	53,012	47,105
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	15,170	13,458
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	648	561
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	399,198	344,717
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,943,787	2,519,028
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,347,420	1,151,738
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,105,989	951,590
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	592,335	504,646
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	100,000	86,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,824	1,788
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	678	664
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	212,088	192,335
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	152,039	137,012
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	112,656	102,113
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	56,828	51,094
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	23,288	20,908
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	7,773	6,705
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,003	2,591
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,433,909	2,087,284
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,153,821	1,825,546
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,559,941	1,328,520
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,193,746	1,023,739
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	80,686	78,041
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	6,916	6,616
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	227,088	205,732
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,740	10,127
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	11,653	9,979
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	142,558	122,790
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	40,083	34,174
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	400,000	344,750
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	300,000	258,609
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	138	138
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	2,157	2,106
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	612,372	592,005
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	17,677	16,006
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	192,434	173,141
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	120,749	108,975
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	84,145	72,214
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	79,034	68,174
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	35,860	30,933
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	9,360	8,074
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,341,121	1,150,963
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	9,638	9,426
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,996	5,858
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,588	4,479
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,515	4,413
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	3,085	3,015
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	750	732
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	6,795	6,569
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	8,308	7,979
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	6,026	5,763
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	7,925	7,224
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,094	12,008
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	658,156	560,517
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	526,714	448,575
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	506,801	431,616
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	27,513	26,893
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	17,652	17,244
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,879	6,716
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	6,239	6,098
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,361	5,243
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,192	3,114
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,088	3,020
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,770	2,706
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	2,435	2,381
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	1,913	1,874
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	1,871	1,829
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	14,922	14,209
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	381,408	342,426
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,521	4,774
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,045	1,039
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	792	788
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	276	274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	7,495	7,365
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,112	2,076
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,386	1,371
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,070	1,052
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	19,787	19,360
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	14,844	14,529
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	18,854	18,383
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	2,350	2,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	20,132	18,914
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	40,946	37,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,389	21,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	22,279	20,528
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,926	17,560
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,860	16,393
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,978	13,758
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,257	11,264
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,865	9,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,958	8,312
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,310	6,764
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,466	5,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,443	4,094
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,052	3,718
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,008	2,736
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	22,778	20,606
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	13,559	12,268
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,345	2,119
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	106,909	96,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	80,603	72,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,415	50,798
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	54,198	48,802
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	43,612	39,283
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	35,937	32,359
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	31,746	28,585
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	7,995	7,199
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	4,802	4,324
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	3,978	3,582
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	10,178	9,146
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	547,769	486,384
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	647,176	572,832
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	126,174	111,679
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	41,845	37,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	39,785	35,215
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	36,480	32,289
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,561	27,050
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	5,274	5,231
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	1,139	1,130
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	8,487	8,343
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	11,693	11,459
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,048	3,968
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,175	3,109
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,207	2,163
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	2,158	2,113
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	11,900	11,618
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	3,841	3,747
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	36,554	35,563
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	32,634	29,884
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	17,850	16,281
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,676	12,514
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	13,195	12,032
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	11,946	10,918
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	452,294	414,692
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	478,984	433,091
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	43,012	38,743
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	39,262	35,365
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	35,805	32,251
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	31,101	28,014
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	30,076	27,091
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	21,825	19,659
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,533	9,488
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	10,144	9,137
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	6,458	5,817
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,372	4,839
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	12,925	11,626
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	748,450	666,915
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (g)	1,268,988	1,132,730
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	423,016	375,347
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,567	1,559
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	601	598
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	467	464
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	6,514	6,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	1,795	1,779
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	428	425
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,521	4,423
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,021	3,939
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	3,969	3,888
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,826	3,717
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	27,217	26,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	47,791	46,777
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	32,714	30,123
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,534	16,152
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,334	6,758
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,617	6,061
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,651	3,370
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	2,821	2,581
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,247	2,934
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	601,044	543,456
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	582,783	526,945
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	393,747	354,667
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	351,183	322,135
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	237,089	213,558
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	219,453	197,672
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	116,116	104,591
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	34,063	30,682
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,356	5,725
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	5,124	4,615
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,595	4,139
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	17,495	15,737
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	7,473	6,722
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	165,650	148,847
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	108,163	96,042
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	11,527	10,264
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,668	14,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	449	447
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	219	218
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	155	154
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	110	109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	12,880	12,666
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,546	5,433
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,270	1,245
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	4,073	3,974
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	133,538	130,400
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	51,476	50,050
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	422,970	388,412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	172,203	158,151
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,531	31,642
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	24,286	22,416
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,209	21,361
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,311	12,263
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,091	12,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,718	8,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,496	8,747
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,053	8,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,792	8,098
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,653	7,944
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,379	6,777
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,096	3,807
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,035	1,863
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	29,031	26,319
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	19,891	18,008
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	17,088	15,460
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	281,592	253,644
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	78,454	70,667
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	39,523	35,588
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	24,372	21,946
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	23,908	21,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,571	10,419
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,355	5,722
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	5,918	5,331
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	13,864	12,457
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	7,900	7,106
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	994,935	883,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	778,127	691,657
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	461,321	409,335
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	385,180	342,617
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	887	882
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	850	845
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	451	448
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	293	291
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	23,750	23,447
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	14,040	13,866
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	15,426	15,158
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	7,852	7,720
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,562	1,536
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	850	836
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	80,889	79,518
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	16,971	16,593
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,494	4,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,813	2,752
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	9,138	8,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	20,267	19,718
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	12,574	12,240
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	33,341	32,659
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	140,180	131,699
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	150,210	138,087
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	109,786	100,968
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	58,141	53,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	52,538	48,298
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,746	11,728
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,297	11,280
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,280	11,239
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	7,024	6,441
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,230	4,791
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	921	870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	11,198	10,189
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	36,878	33,315
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	13,607	12,328
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	9,510	8,591
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,314	3,913
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	197,984	178,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	84,175	75,794
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	59,654	53,715
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	6,316	5,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	8,845	7,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	214,183	190,315
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,713	33,380
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	2,371	2,356
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,043	1,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	19,947	19,678
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	812	801
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	2,345	2,328
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	1,807	1,774
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	856	842
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	29,651	28,882
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	17,527	17,078
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	6,703	6,531
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	3,647	3,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	19,644	19,160
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	5,999	5,841
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	12,608	11,952
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,916	10,968
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,703	5,235
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	14,649	13,360
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	11,293	10,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,656	7,797
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,333	7,533
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	211,638	191,360
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	13,172	11,861
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,093	9,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	5,883	5,297
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	257,101	232,066
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	26,705	23,996
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	18,277	16,423
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	13,249	11,905
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,017,113	909,171
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	608,330	538,448
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	3,067	3,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,276	1,268
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	728	723
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	727	722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,384	1,366
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	615	607
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	7,027	6,900
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,451	6,302
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,969	4,851
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,370	4,271
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	5,488	5,348
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	3,758	3,545
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	142,459	131,300
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	29,546	27,181
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	26,094	23,830
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,396	15,951
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,901	11,830
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	87,129	79,173
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	4,475	4,069
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,908	2,644
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	1,688	1,538
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	9,380	8,449
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	6,667	6,005
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,268	3,844
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,025	2,725
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,971	2,676
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,705	2,436
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,169	1,954
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	39,328	35,339
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	35,420	31,827
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	863,128	773,147
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	506	503
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	399	396
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	373	371
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	260	258
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	20,534	20,077
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	10,293	10,071
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,360	2,306
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	8,193	7,978
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,444	4,329
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,754	3,657
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	3,255	3,170
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	322,048	295,348
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	113,960	104,300
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	59,408	54,349
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	55,554	51,008
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	38,200	34,948
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,419	33,397
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,292	10,355
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,984	10,100
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,866	8,142
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,961	7,311
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,028	3,691
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	29,576	26,847
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	16,121	14,648
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	194,777	176,176
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	20,588	18,545
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	20,367	18,345
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	8,737	7,870
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,736	4,266
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	3,752	3,380
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	44,486	39,584
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	66,732	59,274
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	1,870,076	1,661,824
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,892	2,871
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,244	2,228
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	1,071	1,064
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	8,266	8,156
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	4,525	4,460
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	3,269	3,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,643	1,621
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	12,682	12,438
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	11,109	10,908
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	17,347	16,961
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	67,567	62,158
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	241,352	221,382
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	54,433	49,896
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	46,276	42,382
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	24,066	22,048
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	13,738	12,584
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,918	10,068
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,638	9,757
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,172	8,472
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,797	8,061
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,555	6,919
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,092	6,498
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,962	4,546
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	21,361	19,380
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,828	11,637
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,544	5,904
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	40,468	36,452
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	7,322	6,593
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	125,097	112,407
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,236,207	2,001,683
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	1,664	1,653
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	1,544	1,534
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	7,409	7,306
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,708	5,627
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,222	3,176
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	2,752	2,710
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,526	3,461
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,358	3,295
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,993	2,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	36,696	35,723
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	5,201	5,065
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	95,569	93,727
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	77,914	73,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	229,273	210,050
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	33,859	31,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	33,527	30,754
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	29,504	27,032
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	24,342	22,284
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,532	21,577
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,208	21,254
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	19,697	18,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,436	13,210
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,311	10,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,643	7,019
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,313	6,717
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,720	6,153
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,607	6,046
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,865	3,539
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,758	2,531
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,353	2,143
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,906	7,218
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	6,917	6,312
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,088	6,384
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	4,714	4,246
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	29,620	26,671
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	24,140	21,744
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	15,420	13,885
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	38,200	33,943
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	654,917	584,595
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	254	253
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	489	486
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	8,777	8,652
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	8,047	7,920
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,887	2,840
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,828	2,788
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,529	2,487
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,081	2,049
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,995	1,962
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	292	288
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	1,783	1,748
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	4,732	4,619
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	212,923	207,214
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	8,752	8,539
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	5,882	5,717
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	9,366	8,822
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	69,928	64,146
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	29,751	27,217
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,592	13,368
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,272	12,174
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	12,245	11,210
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,960	8,200
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,027	7,354
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,010	7,329
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	7,553	6,898
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	304,336	275,561
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	32,850	29,808
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	13,727	12,438
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	5,131	4,635
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,689	8,749
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,369	7,539
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	7,594	6,840
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,808	4,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,036,380	923,479
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	126,398	112,313
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	90,789	80,672
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	518	513
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	351	348
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	334	331
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	299	297
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	253	251
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	10,572	10,364
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,815	1,779
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,735	1,700
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,053	1,033
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	31,399	30,557
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	20,404	19,987
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	13,569	13,209
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,646	6,452
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	5,294	5,140
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,202	3,110
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,163	3,077
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	2,009	1,953
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	210,116	205,178
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	124,404	114,059
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	97,739	89,504
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,382	15,032
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	9,898	9,063
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	616,927	556,468
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	115,314	103,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,389	10,259
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,686	7,824
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,092	5,487
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,832	4,352
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	57,361	51,596
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	12,423	11,175
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	18,870	16,997
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	69,007	61,338
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	48,334	42,888
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	15,587	15,207
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	51,869	50,394
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	146,684	138,501
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	27,684	26,128
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	24,797	23,347
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,377	9,776
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	9,815	9,254
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,402	3,203
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,364	3,159
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	10,914	10,315
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	139,193	130,411
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	120,359	112,566
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	7,576	7,087
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,652	5,308
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	5,361	5,015
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,142	3,864
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,486	3,259
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,607	31,313
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	16,187	15,080
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,169	12,228
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,342	6,834
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	207,566	193,790
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	189,928	176,908
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	75,782	70,539
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	41,794	38,903
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	27,583	25,675
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	25,624	23,851
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,238	20,700
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,261	5,828
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	275,275	257,522
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	73,015	67,233
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,546	63,312
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,231	2,176
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	71,242	67,262
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	34,378	32,523
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	20,325	19,190
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,898	17,812
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,679	13,784
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,713	3,508
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	2,836	2,665
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	4,974	4,674
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	120,092	112,069
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	64,766	60,404
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	17,462	16,279
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	7,654	7,247
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	246,095	229,763
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	23,823	22,190
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	251,645	235,573
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	9,692	8,998
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	362,039	337,785
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,189,980	2,022,053
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	29,698	28,066
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	10,721	10,092
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,729	7,286
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,372	6,006
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,538	5,229
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,207	2,079
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	22,541	21,266
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	19,282	18,222
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	483,840	451,020
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	105,604	98,494
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,954	3,676
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	10,705	9,971
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	341,240	314,434
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	10,422	10,129
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	215,500	204,172
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	88,109	83,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,675	35,600
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	20,994	19,714
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,857	9,326
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,403	8,839
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,577	8,063
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,674	5,323
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,954	3,723
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,653	2,492
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,856	1,765
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	810	773
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	63,552	59,274
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	11,233	10,464
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,644	6,194
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	67,890	64,013
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	7,638	7,452
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	63,700	62,028
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	15,341	14,492
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	28,170	26,509
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	27,534	25,991
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	15,928	14,960
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	9,896	9,281
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	58,338	54,521
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	7,107	6,641
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	5,987	5,588
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	5,824	5,449
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	34,945	32,577
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	17,661	16,439
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	142,041	130,972
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,067	2,041
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	4,838	4,711
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	24,831	23,377
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	12,576	11,737
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	815,816	769,248
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	106,124	100,127
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	204,816	188,535
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,456	9,208
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	4,689	4,566
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	9,526	9,180
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	86,238	81,503
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	32,129	30,374
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,356	17,292
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	7,811	7,394
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	5,822	5,514
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	144,223	134,741
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	121,621	113,626
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	78,432	73,080
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	1,170	1,163
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	12,978	12,506
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	73,993	70,024
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	61,233	57,904
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	11,938	11,303
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,137	7,667
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,289	2,196
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	44,281	41,260
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,000	17,704
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	2,619	2,550
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	61,128	59,524
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	41,727	39,770
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,378	6,028
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	46,192	43,413
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	4,189	3,966
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	81,996	76,505
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	13,098	12,243
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	11,013	10,288
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,068	2,863
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	210,269	195,986
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	11,261	10,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	33,624	31,845
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	17,065	16,156
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,284	8,793
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	9,232	8,731
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	8,890	8,403
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,454	7,016
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,083	6,757
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,910	5,586
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,694	5,424
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	5,677	5,357
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,085	1,971
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	36,773	34,264
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	23,932	22,299
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	23,481	21,879
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	21,688	20,208
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,339,893	1,263,361
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	712,169	672,307
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	391,879	363,054
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	9,633	9,411
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	11,265	10,969
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	8,173	7,917
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	5,244	5,053
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	137,388	129,855
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	75,768	71,614
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	13,852	13,071
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,894	4,630
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,480	3,271
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,927	1,833
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,436	1,354
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	394,766	372,468
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	33,403	31,596
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	29,577	27,619
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	37,139	34,605
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	36,312	33,823
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,082,810	1,003,164
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	28,099	27,051
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	61,885	58,534
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	48,549	45,844
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	20,060	19,070
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,059	13,271
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,428	11,733
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,618	9,109
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,867	8,349
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,550	7,103
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,401	6,982
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,076	6,672
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,434	2,309
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,214	1,141
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	471	445
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	2,777	2,588
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	21,518	20,043
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	165,788	155,200
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	9,590	9,543
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,303	3,223
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	21,486	20,844
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	15,068	14,242
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	24,410	23,412
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	6,615	6,578
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	23,248	23,079
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	43,765	42,919
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,587	3,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,158	3,081
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	57,171	55,671
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,354	15,938
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,966	2,876
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	33,078	32,218
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	118,330	113,714
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	27,573	26,317
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	1,078,238	1,029,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	9,597	9,542
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	658	651
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	387,370	377,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	60,939	59,343
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,484	6,310
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	31,668	30,384
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	7,649	7,436
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	3,318	3,227
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,877	12,404
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	10,388	9,886
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	25,054	23,826
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	19,062	18,289
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	24,466	24,344
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	30,442	29,638
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,274	2,228
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,091	2,040
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	18,666	17,918
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,822	4,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	313,726	301,095
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	10,973	10,442
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,086	16,387
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	15,999	15,928
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	9,481	9,202
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,195	6,031
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,567	5,412
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	194,173	187,170
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,246	48,904
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,144	12,793
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,099	6,910
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,911	5,746
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	31,554	30,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	76,292	73,053
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	21,943	20,929
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	18,650	17,841
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	17,508	16,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	124,883	118,637
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	32,177	30,962
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	78,495	75,212
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	189,400	181,065
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	111,516	106,469
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	30,862	29,504
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	15,113	14,429
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,607	17,701
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	14,883	14,798
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	9,097	8,867
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	20,384	19,461
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,083	10,582
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	7,371	6,976
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,800	4,543
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	2,563	2,545
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	107,848	103,709
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,929	6,650
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	42,796	40,953
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	986	959
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	497	484
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	8,037	7,752
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	33,359	32,078
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	93,999	89,715
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,946	1,906
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	33,245	32,397
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,574	4,439
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,350	1,313
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	647	633
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	61,702	59,420
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	129,055	124,101
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,003	3,842
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	24,505	23,511
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,611	7,302
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	40,026	38,377
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053 (f)	4,715,693	4,483,395
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,137	5,114
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,021	1,016
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,233	1,226
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	115,276	114,705
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,625	5,583
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	5,421	5,383
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	4,577	4,544
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,867	2,844
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	11,740	11,586
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	42,569	41,824
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,705	3,646
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	10,571	10,340
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	511	500
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	18,252	17,792
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	192,179	187,551
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	11,574	11,292
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	3,831	3,738
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	50,625	50,443
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	6,120	6,107
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,614	2,604
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,396	7,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	4,628	4,606
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,698	3,664
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,326	3,304
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,562	2,540
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	62,459	62,168
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	5,457	5,361
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,204	3,153
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	12,572	12,317
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,562	6,429
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	5,813	5,695
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,652	1,618
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	100,265	97,851
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	45,358	44,294
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	15,774	15,394
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,278	19,784
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	9,846	9,597
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	34,450	34,289
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	14,143	14,078
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	3,378	3,365
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	23,811	23,702
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	10,768	10,685
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,599	1,585
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	24,744	24,520
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,302	3,272
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,161	3,139
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,389	2,367
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,773	1,756
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	6,478	6,382
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	23,608	23,194
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,166	17,796
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	41,555	40,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	30,337	29,573
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	14,812	14,488
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,293	5,166
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,977	1,930
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	30,959	30,204
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,994	1,993
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	22,064	21,984
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	78,449	78,071
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	25,396	25,219
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,038	1,032
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,295	12,178
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,217	9,096
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,257	3,225
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,871	2,839
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,681	2,646
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	616	612
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,051	5,962
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,585	5,487
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,557	5,460
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	33,523	32,715
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	13,296	12,976
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	8,312	8,112
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,905	7,715
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,789	1,753
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,315	1,283
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	10,854	10,589
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	1,988	1,980
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	7,946	7,914
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,468	1,459
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	15,260	15,144
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,726	6,665
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,244	5,197
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,233	3,207
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,199	3,157
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	948	939
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	225,249	223,366
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	16,222	15,913
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,144	13,874
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,125	6,008
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	1,858	1,823
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	9,547	9,338
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	166,685	162,671
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	14,168	13,827
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	8,622	8,404
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,555	4,445
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,306	3,226
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,210	3,133
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,108	3,024
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	104,636	102,051
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	11,686	11,627
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,019	2,010
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,435	1,428
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,345	1,339
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,202	1,199
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,842	5,796
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,894	4,855
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,104	4,070
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,098	3,075
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,063	3,038
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,189	1,182
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	35,812	35,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,216	4,154
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	17,198	16,870
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	17,559	17,175
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	26,263	25,630
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	12,279	11,984
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	5,421	5,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	7,345	7,161
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	78	78
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	252,619	252,520
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	44,751	44,737
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	46,433	46,188
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,611	10,550
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,948	1,939
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	20,873	20,704
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,669	9,603
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,219	8,154
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,021	4,991
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,696	2,674
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,079	2,063
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,476	6,391
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,265	9,088
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,476	10,259
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	10,141	9,897
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	6,068	5,922
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	43,078	42,000
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	4,225	4,121
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	120	120
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,158	2,153
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	2,552	2,542
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	16,835	16,695
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,968	4,927
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	4,283	4,249
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,672	2,648
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,183	2,165
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,187	3,144
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	1,621	1,595
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,747	5,637
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	13,796	13,464
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	9,658	9,426
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,337	2,322
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	11,482	11,389
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	3,915	3,882
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	72,120	70,744
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,183	12,919
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,267	5,166
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,126	2,085
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,985	1,940
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,258	1,223
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	142,083	138,534
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	6,256	6,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,908	2,837
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	34,357	33,498
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	10,157	10,116
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	58,702	58,485
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	23,184	23,095
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,592	1,588
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,470	3,455
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	2,542	2,507
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	58,094	56,949
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,997	12,733
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	7,396	7,255
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,143	3,079
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	12,445	12,161
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	20,379	19,882
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	77	77
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,746	9,743
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,744	4,742
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,623	1,623
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	1,428	1,428
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	21,215	21,133
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	20,196	20,114
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,908	1,904
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,665	1,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,437	1,432
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	763	761
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,533	3,519
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	10,214	10,167
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,274	5,249
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,224	2,213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,578	1,569
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,538	1,531
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,429	1,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	10,558	10,474
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	6,268	6,210
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,515	4,476
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,434	4,395
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,253	4,218
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,383	2,363
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	87,910	87,213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	36,053	35,478
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	24,009	23,446
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	204,971	200,035
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	128,630	125,492
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,206	4,105
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	11,048	10,769
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	251	251
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,452	11,448
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,357	5,356
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,249	4,248
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,965	1,965
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	26,283	26,266
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	36,840	36,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	18,965	18,880
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	29,592	29,428
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,914	3,890
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,548	2,529
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	9,636	9,545
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	2,846	2,796
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	3,532	3,460
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	1,549	1,518
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	45,364	44,300
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	694	704
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,031	1,046
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,156	1,173
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,299	2,335
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,085	4,145
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,675	3,728
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,190	2,222
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,075	19,204
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	212,904	214,075
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	15,808	16,018
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	61,205	62,151
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	10,043	10,199
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,336	2,371
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	3,858	3,913
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	12,337	12,527
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	113,027	115,097
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	8,229	8,131
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	43,106	43,289
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	20,452	20,565
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	873,136	870,574
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	869,991	866,894
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	24,303	24,603
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	7,349	7,446
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	2,671	2,709
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	8,760	8,894
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	385	391
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,027	4,089
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	11,931	12,106
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	8,449	8,580
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	924	936
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	16,503	16,573
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	496,053	494,598
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	314,932	313,811
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	1,257	1,267
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,093	2,125
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	903	917
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	6,433	6,531
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	3,566	3,621
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	54,711	54,944
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	17,867	17,943
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	12,218	12,301
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,426	10,296
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	359,454	358,399
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	4,453	4,511
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	22,999	23,311
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	152	154
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,103	2,123
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	19,368	19,499
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	2,691	2,713
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,206	2,232
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,512	1,535
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	868	882
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,475	1,497
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	3,815	3,875
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,701	2,743
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,751	3,807
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,318	2,352
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	1,685	1,709
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	32,958	33,180
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,258	3,276
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	7,901	7,935
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	15,531	15,746
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	4,532	4,595
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	1,786	1,812
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,598	1,622
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	14,573	14,796
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,175	4,238
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	417	423
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,052	17,316
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,183	8,309
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	8,164	8,289
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,389	5,473
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,834	4,909
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,365	4,433
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,434	1,456
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	67,075	68,119
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	4,342	4,384
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,395	26,484
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,692	4,718
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	2,518	2,532
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	305	308
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,092	1,108
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	462	469
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	431	437
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,125	1,142
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	8,442	8,573
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,192	2,226
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	3,477	3,529
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	1,474	1,488
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	9,949	10,045
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	59,386	59,787
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	17,420	17,472
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,245	1,262
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	390	395
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	490	497
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	326	331
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	28,740	29,106
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,476	1,498
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,554	2,594
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,163	15,400
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,024	5,101
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,660	4,733
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	13,790	13,837
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	12,314	12,382
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	2,056	2,074
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	46,584	47,202
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,650	1,672
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	31,518	31,933
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	18,555	18,806
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	1,422	1,440
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,465	1,488
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,394	5,477
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,063	3,111
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	2,704	2,745
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,435	4,476
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,633	2,658
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	650	656
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	4,372	4,426
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,806	1,833
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,198	3,247
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,370	2,406
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	4,806	4,881
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,316	4,379
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	13,289	13,412
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	2,912	2,949
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,400	2,437
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,063	2,095
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	27,137	27,541
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	104	107
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	962	991
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	601	620
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	462	476
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,197	1,235
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,080	1,115
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	607	626
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	266	274
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	510	526
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	391	403
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	6,308	6,516
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,241	11,624
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	29,927	30,698
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,425	19,045
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	11,117	11,490
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	745,141	749,159
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	495	511
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	220	226
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	236	244
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,230	2,302
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,187	1,217
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	298	306
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	172	177
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	23,322	24,024
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	14,247	14,669
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	6,433	6,622
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	774	798
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	295	304
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	14,803	15,238
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,355	1,400
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	567,349	572,713
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	276	284
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	8,040	8,276
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	5,186	5,339
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,734	1,786
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	312	321
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	11,647	12,014
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	1,985	2,049
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	651	671
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	755	780
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	175	181
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	5,382	5,561
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,955	5,120
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	4,251	4,391
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,254	2,330
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	10,903	11,283
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,020	3,124
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	437	447
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	15,819	16,231
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	509	522
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	6,415	6,599
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	3,798	3,908
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,170	2,232
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	1,771	1,823
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	5,535	5,710
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,046	1,078
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	927	957
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,138	4,271
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	3,549	3,654
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	916	942
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	729	750
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	20,219	20,807
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,187	1,227
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	10,361	10,685
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	9,797	10,128
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,010	3,103
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	17,217	17,774
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	757	779
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	674	694
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	26,067	26,869
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	778	803
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	691	714
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,012	3,107
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	7,021	7,212
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	126	129
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	11,263	11,567
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	545	560
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,514	1,559
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	632	652
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	8,850	9,137
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	3,232	3,340
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	3,905	4,001
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	1,721	1,763
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	3,192	3,276
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	780	798
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	32,154	33,066
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	1,776	1,830
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	2,888	2,980
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	5,038	5,199
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,408	2,484
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	813	839
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	778	803
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	507	523
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	248	256
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	4,588	4,733
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	23,406	24,162
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	8,976	9,279
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	51,118	52,577
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	9,924	10,245
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	930,794	946,431
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	89,092	89,711
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	683	686
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,451	4,562
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	4,114	4,216
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	1,653	1,690
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	132	136
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,047	2,112
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	6,545	6,750
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,729	1,782
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,577	1,627
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	314	325
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,227	4,368
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,123	1,161
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,243	2,320
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,187	2,260
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	2,936	3,026
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	139,432	142,156
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,107	2,161
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,025	1,051
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	761	780
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	553	567
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	31,601	32,470
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	10,693	11,003
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	2,924	3,009
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	688	709
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	467	482
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	331	342
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,616	1,665
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,108	1,146
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,446	2,529
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	714,330	725,828
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	1,669	1,695
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	2,969	3,059
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	548	563
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	537	552
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	473	486
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,395	4,540
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	371	384
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,153	2,226
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	477,699	487,030
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	825	848
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	8,296	8,508
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	4,739	4,885
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,625	1,678
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	737	760
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	746	770
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	17,841	18,429
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	6,103	6,301
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	38,221	39,312
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	13,002	13,413
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	2,478	2,556
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (b)(c)	2,219	2,258
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (b)(c)	5,569	5,655
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.941% 10/1/2033 (b)(c)	221	226
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	311	320
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	12,739	13,319
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	13,088	13,705
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,170	1,225
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,128	1,181
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,378,369	1,427,864
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	982,442	1,014,386
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	15,286	15,798
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,622	4,794
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	13,016	13,589
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	9,326	9,756
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	229	240
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	15,468	15,945
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	2,584	2,664
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,406	7,680
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,187	5,372
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	3,676	3,840
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	139	146
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	6,030	6,317
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	4,181	4,376
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,187,150	1,219,465
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,150,296	1,192,590
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	426,361	442,171
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	171,645	178,117
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	5,091	5,326
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	7,514	7,777
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	7,208	7,525
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	4,947	5,169
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	317	331
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,377	2,485
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	347	363
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,107,777	1,146,084
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,896	2,997
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	611	637
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	4,780	5,007
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,966	2,061
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	629,773	652,928
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	18,007	18,722
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	17,604	18,267
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	4,165	4,344
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	505	529
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	7,669	8,028
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	3,492	3,654
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	96,461	100,332
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	18,025	18,861
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,287	2,392
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	3,267,799	3,381,821
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,532	7,767
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,287	2,396
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,321	4,524
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	4,212	4,410
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	910,750	942,529
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	863	903
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,738	2,866
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,055	2,153
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	310	325
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	49,294	51,597
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	228,544	236,519
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,400,561	1,443,741
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,272,936	1,320,137
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,563,351	2,647,987
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	20,239	20,953
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	474	497
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	10,082	10,521
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,595	4,794
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,257	2,361
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,012	1,060
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	4,543	4,750
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	7,125	7,452
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,736	2,864
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,331	2,441
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	923,013	951,181
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	340,809	351,556
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	670,276	695,549
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	550	573
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	2,091	2,169
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	612	647
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	252,227	265,920
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	504	525
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,802	1,902
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	16,703	17,632
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	299	316
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	223	236
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	341	362
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,936	6,282
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053 (d)	126,602	132,223
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	318	336
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	3,993	4,228
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,070	3,184
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	128	133
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	2,557	2,679
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	10,280	10,697
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,600	1,689
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	554	586
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	3,289,232	3,462,659
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	189,067	198,900
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053 (d)	48,124	49,919
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	546	574
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	113	119
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	295,973	307,462
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055 (d)	28,933	30,546
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	593	624
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055 (d)	24,090	25,260
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	117	121
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	435	460
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	530	560
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	805,311	847,771
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,280	3,438
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	2,059	2,149
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	343	362
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,245,721	1,311,013
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	500,624	519,980
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	279,061	294,124
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,097	3,213
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,267	2,351
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,220	1,267
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,531	4,723
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,162	3,307
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,190	1,249
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	593	627
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	718,048	745,809
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	433,996	457,693
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	190	197
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	172	179
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	138	143
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	9,436	9,815
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	8,958	9,313
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,377	7,669
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	1,696	1,767
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	421	446
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	361,917	380,740
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	646,919	682,291
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	477,733	504,452
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,792	1,859
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	205	212
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	1,883	1,985
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	127	131
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	69	73
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	9	8
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	18,490	19,759
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	399,406	426,241
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	266,365	282,974
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	152,819	162,658
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	116,495	123,805
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	80,345	85,436
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	59,591	63,470
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	52,234	55,581
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	45	47
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	99,855	106,285
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	24,889	26,551
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	24,876	26,456
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	24,864	26,179
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	74	77
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	235,650	250,823
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	22,063	23,401
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,771	13,525
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	29,928	31,514
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,819	26,477
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,864	26,327
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	12	13
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	305,610	326,716
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	160,277	170,284
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	53,197	56,157
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	17,727	18,744
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,382	12,087
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,933	26,560
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,927	26,418
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	936	982
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	16,510	17,610
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	174,087	185,241
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,449	23,798
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	24,768	26,364
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,856	17,897
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	38,490	40,762
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	26	26
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	24,877	26,360
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	22,099	23,562
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,295	21,513
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	143,911	152,895
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	11,958	12,681
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	114,694	122,338
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	85,301	91,266
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	58,238	62,174
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	40	42
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	640	668
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	176	180
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	323	327
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	179	185
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	137	142
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,342	1,391
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	93	96
Federal Home Loan Bank 6% 3/1/2056	300,105	312,218
Freddie Mac Gold Pool 1.5% 1/1/2036	571,503	516,529
Freddie Mac Gold Pool 1.5% 1/1/2037	26,219	23,730
Freddie Mac Gold Pool 1.5% 10/1/2035	956,049	865,280
Freddie Mac Gold Pool 1.5% 10/1/2036	28,829	26,056
Freddie Mac Gold Pool 1.5% 10/1/2036	23,733	21,428
Freddie Mac Gold Pool 1.5% 11/1/2035	2,441,743	2,206,870
Freddie Mac Gold Pool 1.5% 11/1/2035	25,033	22,625
Freddie Mac Gold Pool 1.5% 11/1/2036	80,175	72,589
Freddie Mac Gold Pool 1.5% 11/1/2036	23,540	21,254
Freddie Mac Gold Pool 1.5% 11/1/2036	21,769	19,675
Freddie Mac Gold Pool 1.5% 11/1/2036	18,000	16,297
Freddie Mac Gold Pool 1.5% 12/1/2035	505,634	456,997
Freddie Mac Gold Pool 1.5% 12/1/2036	82,359	74,566
Freddie Mac Gold Pool 1.5% 12/1/2040	22,430	19,092
Freddie Mac Gold Pool 1.5% 12/1/2050	450,256	347,590
Freddie Mac Gold Pool 1.5% 2/1/2041	38,654	32,848
Freddie Mac Gold Pool 1.5% 3/1/2041	39,095	33,197
Freddie Mac Gold Pool 1.5% 4/1/2041	39,809	33,752
Freddie Mac Gold Pool 1.5% 7/1/2035	71,470	64,684
Freddie Mac Gold Pool 1.5% 8/1/2035	2,050,238	1,855,587
Freddie Mac Gold Pool 1.5% 9/1/2050	999,951	772,883
Freddie Mac Gold Pool 2% 1/1/2051	541,434	440,437
Freddie Mac Gold Pool 2% 1/1/2051	262,978	213,923
Freddie Mac Gold Pool 2% 1/1/2051	124,688	101,935
Freddie Mac Gold Pool 2% 1/1/2051	87,741	71,731
Freddie Mac Gold Pool 2% 1/1/2052	160,219	131,134
Freddie Mac Gold Pool 2% 1/1/2052	110,285	90,471
Freddie Mac Gold Pool 2% 1/1/2052	76,406	61,867
Freddie Mac Gold Pool 2% 1/1/2052	39,609	32,493
Freddie Mac Gold Pool 2% 10/1/2035	11,285	10,451
Freddie Mac Gold Pool 2% 10/1/2050	181,974	148,143
Freddie Mac Gold Pool 2% 10/1/2051	511,565	417,899
Freddie Mac Gold Pool 2% 10/1/2051	186,065	152,520
Freddie Mac Gold Pool 2% 11/1/2041	90,449	78,800
Freddie Mac Gold Pool 2% 11/1/2050	3,813,060	3,104,173
Freddie Mac Gold Pool 2% 11/1/2050	17,524	14,266
Freddie Mac Gold Pool 2% 11/1/2050	16,637	13,544
Freddie Mac Gold Pool 2% 11/1/2050	15,337	12,596
Freddie Mac Gold Pool 2% 11/1/2051	297,435	242,696
Freddie Mac Gold Pool 2% 12/1/2035	59,914	55,490
Freddie Mac Gold Pool 2% 12/1/2051	371,002	303,652
Freddie Mac Gold Pool 2% 12/1/2051	19,832	16,257
Freddie Mac Gold Pool 2% 12/1/2051	17,923	14,703
Freddie Mac Gold Pool 2% 2/1/2035	10,304	9,633
Freddie Mac Gold Pool 2% 2/1/2036	63,167	58,285
Freddie Mac Gold Pool 2% 2/1/2036	44,791	41,329
Freddie Mac Gold Pool 2% 2/1/2036	16,225	15,027
Freddie Mac Gold Pool 2% 2/1/2042	100,760	87,622
Freddie Mac Gold Pool 2% 2/1/2051	1,061,265	863,301
Freddie Mac Gold Pool 2% 2/1/2052	1,925,565	1,556,751
Freddie Mac Gold Pool 2% 2/1/2052	164,567	134,950
Freddie Mac Gold Pool 2% 3/1/2041	153,964	135,645
Freddie Mac Gold Pool 2% 3/1/2051	1,772,064	1,439,296
Freddie Mac Gold Pool 2% 3/1/2051	466,652	379,897
Freddie Mac Gold Pool 2% 4/1/2051	110,722	89,930
Freddie Mac Gold Pool 2% 4/1/2052	905,691	739,012
Freddie Mac Gold Pool 2% 4/1/2052	176,726	144,202
Freddie Mac Gold Pool 2% 5/1/2051	1,776,208	1,442,662
Freddie Mac Gold Pool 2% 5/1/2051	77,153	62,858
Freddie Mac Gold Pool 2% 5/1/2051	40,826	33,453
Freddie Mac Gold Pool 2% 5/1/2051	19,492	15,990
Freddie Mac Gold Pool 2% 6/1/2040	25,838	22,781
Freddie Mac Gold Pool 2% 6/1/2052	133,811	108,684
Freddie Mac Gold Pool 2% 7/1/2041	1,710,818	1,498,257
Freddie Mac Gold Pool 2% 7/1/2050	20,381	16,604
Freddie Mac Gold Pool 2% 7/1/2050	12,459	10,151
Freddie Mac Gold Pool 2% 7/1/2051	440,401	357,700
Freddie Mac Gold Pool 2% 7/1/2051	126,071	102,396
Freddie Mac Gold Pool 2% 7/1/2051	22,907	18,770
Freddie Mac Gold Pool 2% 8/1/2036	35,367	32,545
Freddie Mac Gold Pool 2% 8/1/2050	170,998	139,956
Freddie Mac Gold Pool 2% 8/1/2051	144,626	117,739
Freddie Mac Gold Pool 2% 9/1/2050	1,607,545	1,308,686
Freddie Mac Gold Pool 2% 9/1/2050	33,577	27,334
Freddie Mac Gold Pool 2.5% 1/1/2031	16,032	15,566
Freddie Mac Gold Pool 2.5% 1/1/2035	19,409	18,451
Freddie Mac Gold Pool 2.5% 1/1/2040	56,561	51,422
Freddie Mac Gold Pool 2.5% 1/1/2042	435,890	390,426
Freddie Mac Gold Pool 2.5% 1/1/2051	22,263	19,182
Freddie Mac Gold Pool 2.5% 1/1/2052	574,334	490,925
Freddie Mac Gold Pool 2.5% 10/1/2029	9,924	9,706
Freddie Mac Gold Pool 2.5% 10/1/2029	5,541	5,418
Freddie Mac Gold Pool 2.5% 10/1/2032	49,089	47,174
Freddie Mac Gold Pool 2.5% 10/1/2034	16,145	15,373
Freddie Mac Gold Pool 2.5% 10/1/2041	210,929	189,185
Freddie Mac Gold Pool 2.5% 10/1/2049	32,065	27,359
Freddie Mac Gold Pool 2.5% 10/1/2050	2,741,826	2,359,062
Freddie Mac Gold Pool 2.5% 11/1/2031	127,576	123,052
Freddie Mac Gold Pool 2.5% 11/1/2034	8,530	8,109
Freddie Mac Gold Pool 2.5% 11/1/2041	1,784,529	1,607,108
Freddie Mac Gold Pool 2.5% 11/1/2041	133,752	120,219
Freddie Mac Gold Pool 2.5% 11/1/2041	101,509	91,395
Freddie Mac Gold Pool 2.5% 11/1/2049	16,392	13,986
Freddie Mac Gold Pool 2.5% 11/1/2050	2,247,828	1,928,407
Freddie Mac Gold Pool 2.5% 11/1/2050	193,991	167,091
Freddie Mac Gold Pool 2.5% 12/1/2029	12,964	12,663
Freddie Mac Gold Pool 2.5% 12/1/2032	38,974	37,377
Freddie Mac Gold Pool 2.5% 12/1/2034	4,759	4,524
Freddie Mac Gold Pool 2.5% 12/1/2049	691,054	589,614
Freddie Mac Gold Pool 2.5% 12/1/2049	63,100	53,838
Freddie Mac Gold Pool 2.5% 12/1/2050	174,423	150,073
Freddie Mac Gold Pool 2.5% 12/1/2051	369,377	314,464
Freddie Mac Gold Pool 2.5% 2/1/2030	20,782	20,288
Freddie Mac Gold Pool 2.5% 2/1/2032	7,701	7,429
Freddie Mac Gold Pool 2.5% 2/1/2033	52,184	50,079
Freddie Mac Gold Pool 2.5% 2/1/2042	334,348	301,655
Freddie Mac Gold Pool 2.5% 2/1/2050	280,102	238,986
Freddie Mac Gold Pool 2.5% 2/1/2051	206,331	177,526
Freddie Mac Gold Pool 2.5% 3/1/2028	14,784	14,598
Freddie Mac Gold Pool 2.5% 3/1/2032	254,453	245,240
Freddie Mac Gold Pool 2.5% 3/1/2033	6,419	6,166
Freddie Mac Gold Pool 2.5% 3/1/2051	403,245	343,927
Freddie Mac Gold Pool 2.5% 3/1/2052	24,827	21,133
Freddie Mac Gold Pool 2.5% 4/1/2031	61,079	59,172
Freddie Mac Gold Pool 2.5% 4/1/2040	94,082	85,348
Freddie Mac Gold Pool 2.5% 4/1/2042	92,103	82,543
Freddie Mac Gold Pool 2.5% 5/1/2041	704,945	639,899
Freddie Mac Gold Pool 2.5% 5/1/2051	198,787	170,663
Freddie Mac Gold Pool 2.5% 6/1/2030	9,165	8,928
Freddie Mac Gold Pool 2.5% 6/1/2040	166,434	150,780
Freddie Mac Gold Pool 2.5% 6/1/2041	110,329	99,174
Freddie Mac Gold Pool 2.5% 6/1/2050	166,332	141,812
Freddie Mac Gold Pool 2.5% 6/1/2050	97,923	83,488
Freddie Mac Gold Pool 2.5% 6/1/2050	79,267	67,582
Freddie Mac Gold Pool 2.5% 7/1/2030	164,721	160,381
Freddie Mac Gold Pool 2.5% 7/1/2031	3,766	3,647
Freddie Mac Gold Pool 2.5% 7/1/2040	24,405	22,096
Freddie Mac Gold Pool 2.5% 8/1/2031	51,694	50,031
Freddie Mac Gold Pool 2.5% 8/1/2031	6,372	6,167
Freddie Mac Gold Pool 2.5% 8/1/2041	85,582	76,968
Freddie Mac Gold Pool 2.5% 8/1/2050	850,435	729,055
Freddie Mac Gold Pool 2.5% 8/1/2050	210,500	181,311
Freddie Mac Gold Pool 2.5% 9/1/2031	34,341	33,177
Freddie Mac Gold Pool 2.5% 9/1/2041	181,384	163,798
Freddie Mac Gold Pool 3% 1/1/2027	848	843
Freddie Mac Gold Pool 3% 1/1/2028	825	818
Freddie Mac Gold Pool 3% 1/1/2031	413	409
Freddie Mac Gold Pool 3% 1/1/2033	8,824	8,571
Freddie Mac Gold Pool 3% 1/1/2034	16,875	16,381
Freddie Mac Gold Pool 3% 1/1/2040	25,906	24,379
Freddie Mac Gold Pool 3% 1/1/2043	33,288	30,598
Freddie Mac Gold Pool 3% 1/1/2043	22,320	20,580
Freddie Mac Gold Pool 3% 1/1/2043	4,961	4,553
Freddie Mac Gold Pool 3% 1/1/2044	71,298	65,458
Freddie Mac Gold Pool 3% 1/1/2045	33,480	30,457
Freddie Mac Gold Pool 3% 1/1/2047	1,440,928	1,299,490
Freddie Mac Gold Pool 3% 1/1/2048	29,823	26,830
Freddie Mac Gold Pool 3% 1/1/2051	63,856	56,800
Freddie Mac Gold Pool 3% 1/1/2052	330,674	292,688
Freddie Mac Gold Pool 3% 1/1/2052	282,358	249,922
Freddie Mac Gold Pool 3% 1/1/2052	124,034	109,786
Freddie Mac Gold Pool 3% 1/1/2052	32,874	29,097
Freddie Mac Gold Pool 3% 10/1/2026	411	409
Freddie Mac Gold Pool 3% 10/1/2027	606	601
Freddie Mac Gold Pool 3% 10/1/2028	21,259	21,034
Freddie Mac Gold Pool 3% 10/1/2028	16,101	15,931
Freddie Mac Gold Pool 3% 10/1/2028	2,558	2,528
Freddie Mac Gold Pool 3% 10/1/2028	1,544	1,533
Freddie Mac Gold Pool 3% 10/1/2028	224	223
Freddie Mac Gold Pool 3% 10/1/2029	3,239	3,191
Freddie Mac Gold Pool 3% 10/1/2029	2,247	2,215
Freddie Mac Gold Pool 3% 10/1/2030	14,410	14,142
Freddie Mac Gold Pool 3% 10/1/2030	5,650	5,535
Freddie Mac Gold Pool 3% 10/1/2030	4,431	4,342
Freddie Mac Gold Pool 3% 10/1/2032	3,179	3,095
Freddie Mac Gold Pool 3% 10/1/2039	8,467	8,013
Freddie Mac Gold Pool 3% 10/1/2039	8,414	7,918
Freddie Mac Gold Pool 3% 10/1/2042	33,484	30,797
Freddie Mac Gold Pool 3% 10/1/2042	19,946	18,331
Freddie Mac Gold Pool 3% 10/1/2042	3,526	3,247
Freddie Mac Gold Pool 3% 10/1/2043	32,541	29,938
Freddie Mac Gold Pool 3% 10/1/2047	38,717	34,869
Freddie Mac Gold Pool 3% 10/1/2048	18,277	16,411
Freddie Mac Gold Pool 3% 10/1/2049	303,694	270,611
Freddie Mac Gold Pool 3% 10/1/2050	300,981	267,535
Freddie Mac Gold Pool 3% 10/1/2051	59,752	52,963
Freddie Mac Gold Pool 3% 11/1/2030	30,713	30,336
Freddie Mac Gold Pool 3% 11/1/2032	8,011	7,813
Freddie Mac Gold Pool 3% 11/1/2032	3,447	3,356
Freddie Mac Gold Pool 3% 11/1/2042	26,186	24,414
Freddie Mac Gold Pool 3% 11/1/2042	7,279	6,666
Freddie Mac Gold Pool 3% 11/1/2042	6,770	6,250
Freddie Mac Gold Pool 3% 11/1/2042	4,686	4,322
Freddie Mac Gold Pool 3% 11/1/2048	65,656	58,893
Freddie Mac Gold Pool 3% 11/1/2050	73,198	64,995
Freddie Mac Gold Pool 3% 11/1/2051	251,245	222,697
Freddie Mac Gold Pool 3% 12/1/2029	34,659	34,125
Freddie Mac Gold Pool 3% 12/1/2030	25,616	25,072
Freddie Mac Gold Pool 3% 12/1/2032	19,750	19,213
Freddie Mac Gold Pool 3% 12/1/2032	19,379	18,874
Freddie Mac Gold Pool 3% 12/1/2032	18,509	18,017
Freddie Mac Gold Pool 3% 12/1/2032	4,823	4,688
Freddie Mac Gold Pool 3% 12/1/2042	674,254	622,077
Freddie Mac Gold Pool 3% 12/1/2042	4,692	4,318
Freddie Mac Gold Pool 3% 12/1/2044	4,640	4,278
Freddie Mac Gold Pool 3% 12/1/2046	447,720	404,332
Freddie Mac Gold Pool 3% 12/1/2047	8,424	7,587
Freddie Mac Gold Pool 3% 12/1/2050	595,975	529,188
Freddie Mac Gold Pool 3% 2/1/2027	576	573
Freddie Mac Gold Pool 3% 2/1/2030	3,063	3,012
Freddie Mac Gold Pool 3% 2/1/2030	2,691	2,649
Freddie Mac Gold Pool 3% 2/1/2030	1,735	1,711
Freddie Mac Gold Pool 3% 2/1/2033	46,651	45,424
Freddie Mac Gold Pool 3% 2/1/2033	23,819	23,341
Freddie Mac Gold Pool 3% 2/1/2038	19,494	18,479
Freddie Mac Gold Pool 3% 2/1/2040	166,941	156,841
Freddie Mac Gold Pool 3% 2/1/2043	62,015	57,342
Freddie Mac Gold Pool 3% 2/1/2043	36,038	33,092
Freddie Mac Gold Pool 3% 2/1/2043	27,318	25,226
Freddie Mac Gold Pool 3% 2/1/2043	16,536	15,246
Freddie Mac Gold Pool 3% 2/1/2043	12,364	11,444
Freddie Mac Gold Pool 3% 2/1/2043	10,083	9,292
Freddie Mac Gold Pool 3% 2/1/2043	5,873	5,421
Freddie Mac Gold Pool 3% 2/1/2043	4,971	4,581
Freddie Mac Gold Pool 3% 2/1/2047	133,650	120,489
Freddie Mac Gold Pool 3% 2/1/2047	128,438	115,790
Freddie Mac Gold Pool 3% 2/1/2049	8,263	7,397
Freddie Mac Gold Pool 3% 3/1/2027	2,422	2,407
Freddie Mac Gold Pool 3% 3/1/2027	628	624
Freddie Mac Gold Pool 3% 3/1/2032	78,458	76,556
Freddie Mac Gold Pool 3% 3/1/2033	15,917	15,480
Freddie Mac Gold Pool 3% 3/1/2033	4,613	4,491
Freddie Mac Gold Pool 3% 3/1/2040	95,523	89,744
Freddie Mac Gold Pool 3% 3/1/2040	9,439	8,868
Freddie Mac Gold Pool 3% 3/1/2043	17,889	16,544
Freddie Mac Gold Pool 3% 3/1/2043	16,900	15,570
Freddie Mac Gold Pool 3% 3/1/2043	10,921	10,032
Freddie Mac Gold Pool 3% 3/1/2043	3,239	2,979
Freddie Mac Gold Pool 3% 3/1/2045	29,118	26,515
Freddie Mac Gold Pool 3% 3/1/2045	28,630	25,976
Freddie Mac Gold Pool 3% 3/1/2045	16,251	14,783
Freddie Mac Gold Pool 3% 3/1/2047	297,343	268,064
Freddie Mac Gold Pool 3% 3/1/2048	6,589	5,920
Freddie Mac Gold Pool 3% 3/1/2050	548,785	489,001
Freddie Mac Gold Pool 3% 3/1/2052	167,242	148,030
Freddie Mac Gold Pool 3% 4/1/2027	732	728
Freddie Mac Gold Pool 3% 4/1/2027	254	252
Freddie Mac Gold Pool 3% 4/1/2028	2,528	2,504
Freddie Mac Gold Pool 3% 4/1/2030	3,393	3,335
Freddie Mac Gold Pool 3% 4/1/2033	7,405	7,202
Freddie Mac Gold Pool 3% 4/1/2034	39,414	38,245
Freddie Mac Gold Pool 3% 4/1/2039	13,562	12,793
Freddie Mac Gold Pool 3% 4/1/2040	17,790	16,714
Freddie Mac Gold Pool 3% 4/1/2043	60,378	55,524
Freddie Mac Gold Pool 3% 4/1/2045	20,575	18,701
Freddie Mac Gold Pool 3% 4/1/2046	7,425	6,712
Freddie Mac Gold Pool 3% 4/1/2046	6,730	6,084
Freddie Mac Gold Pool 3% 4/1/2047	8,629	7,780
Freddie Mac Gold Pool 3% 4/1/2050	552,499	492,310
Freddie Mac Gold Pool 3% 4/1/2051	119,464	105,255
Freddie Mac Gold Pool 3% 5/1/2028	995	986
Freddie Mac Gold Pool 3% 5/1/2029	391	386
Freddie Mac Gold Pool 3% 5/1/2032	90,625	88,400
Freddie Mac Gold Pool 3% 5/1/2043	148,298	136,089
Freddie Mac Gold Pool 3% 5/1/2043	23,112	21,230
Freddie Mac Gold Pool 3% 5/1/2043	21,140	19,417
Freddie Mac Gold Pool 3% 5/1/2043	12,651	11,614
Freddie Mac Gold Pool 3% 5/1/2043	7,574	6,933
Freddie Mac Gold Pool 3% 5/1/2043	6,731	6,202
Freddie Mac Gold Pool 3% 5/1/2045	49,666	45,125
Freddie Mac Gold Pool 3% 5/1/2045	4,415	4,015
Freddie Mac Gold Pool 3% 5/1/2046	119,568	108,093
Freddie Mac Gold Pool 3% 5/1/2046	18,284	16,530
Freddie Mac Gold Pool 3% 5/1/2048	21,749	19,543
Freddie Mac Gold Pool 3% 5/1/2051	251,949	223,793
Freddie Mac Gold Pool 3% 5/1/2051	21,655	19,235
Freddie Mac Gold Pool 3% 6/1/2027	587	583
Freddie Mac Gold Pool 3% 6/1/2028	2,128	2,108
Freddie Mac Gold Pool 3% 6/1/2028	1,058	1,047
Freddie Mac Gold Pool 3% 6/1/2030	17,487	17,178
Freddie Mac Gold Pool 3% 6/1/2031	6,752	6,608
Freddie Mac Gold Pool 3% 6/1/2043	77,760	71,502
Freddie Mac Gold Pool 3% 6/1/2043	13,407	12,378
Freddie Mac Gold Pool 3% 6/1/2043	12,485	11,489
Freddie Mac Gold Pool 3% 6/1/2043	9,361	8,602
Freddie Mac Gold Pool 3% 6/1/2043	9,009	8,268
Freddie Mac Gold Pool 3% 6/1/2043	6,025	5,530
Freddie Mac Gold Pool 3% 6/1/2045	133,103	120,889
Freddie Mac Gold Pool 3% 6/1/2045	13,698	12,524
Freddie Mac Gold Pool 3% 6/1/2045	5,397	4,934
Freddie Mac Gold Pool 3% 6/1/2046	117,807	106,502
Freddie Mac Gold Pool 3% 6/1/2052	537,965	476,166
Freddie Mac Gold Pool 3% 7/1/2029	10,492	10,358
Freddie Mac Gold Pool 3% 7/1/2032	37,814	37,003
Freddie Mac Gold Pool 3% 7/1/2032	13,124	12,789
Freddie Mac Gold Pool 3% 7/1/2042	43,113	39,758
Freddie Mac Gold Pool 3% 7/1/2043	295,115	270,752
Freddie Mac Gold Pool 3% 7/1/2043	17,214	15,810
Freddie Mac Gold Pool 3% 7/1/2043	16,756	15,410
Freddie Mac Gold Pool 3% 7/1/2043	14,953	13,724
Freddie Mac Gold Pool 3% 7/1/2043	7,821	7,153
Freddie Mac Gold Pool 3% 7/1/2043	5,836	5,364
Freddie Mac Gold Pool 3% 7/1/2045	211,974	192,433
Freddie Mac Gold Pool 3% 7/1/2045	9,303	8,474
Freddie Mac Gold Pool 3% 7/1/2045	2,761	2,514
Freddie Mac Gold Pool 3% 7/1/2048	15,777	14,167
Freddie Mac Gold Pool 3% 8/1/2028	1,421	1,405
Freddie Mac Gold Pool 3% 8/1/2030	29,801	29,261
Freddie Mac Gold Pool 3% 8/1/2032	62,131	60,550
Freddie Mac Gold Pool 3% 8/1/2042	2,915	2,683
Freddie Mac Gold Pool 3% 8/1/2043	8,594	7,876
Freddie Mac Gold Pool 3% 8/1/2045	6,650	6,047
Freddie Mac Gold Pool 3% 8/1/2047	4,974	4,479
Freddie Mac Gold Pool 3% 9/1/2028	1,929	1,910
Freddie Mac Gold Pool 3% 9/1/2028	909	899
Freddie Mac Gold Pool 3% 9/1/2029	2,030	1,997
Freddie Mac Gold Pool 3% 9/1/2030	17,186	16,861
Freddie Mac Gold Pool 3% 9/1/2032	10,660	10,367
Freddie Mac Gold Pool 3% 9/1/2042	5,918	5,457
Freddie Mac Gold Pool 3% 9/1/2043	30,684	28,127
Freddie Mac Gold Pool 3% 9/1/2043	8,362	7,641
Freddie Mac Gold Pool 3% 9/1/2043	7,482	6,860
Freddie Mac Gold Pool 3% 9/1/2043	5,400	4,967
Freddie Mac Gold Pool 3% 9/1/2043	3,528	3,226
Freddie Mac Gold Pool 3% 9/1/2046	102,372	93,694
Freddie Mac Gold Pool 3% 9/1/2049	9,233	8,293
Freddie Mac Gold Pool 3% 9/1/2050	66,963	59,521
Freddie Mac Gold Pool 3% 9/1/2051	222,539	197,461
Freddie Mac Gold Pool 3.5% 1/1/2029	1,497	1,487
Freddie Mac Gold Pool 3.5% 1/1/2031	2,983	2,950
Freddie Mac Gold Pool 3.5% 1/1/2044	245,655	231,870
Freddie Mac Gold Pool 3.5% 1/1/2044	43,104	40,735
Freddie Mac Gold Pool 3.5% 1/1/2045	14,641	13,756
Freddie Mac Gold Pool 3.5% 1/1/2046	6,989	6,521
Freddie Mac Gold Pool 3.5% 10/1/2033	48,530	47,398
Freddie Mac Gold Pool 3.5% 10/1/2040	4,246	4,026
Freddie Mac Gold Pool 3.5% 10/1/2042	23,845	22,549
Freddie Mac Gold Pool 3.5% 10/1/2042	8,148	7,691
Freddie Mac Gold Pool 3.5% 10/1/2042	4,436	4,197
Freddie Mac Gold Pool 3.5% 10/1/2045	133,712	124,894
Freddie Mac Gold Pool 3.5% 10/1/2047	8,668	8,071
Freddie Mac Gold Pool 3.5% 10/1/2047	7,898	7,393
Freddie Mac Gold Pool 3.5% 10/1/2049	407,012	377,583
Freddie Mac Gold Pool 3.5% 11/1/2033	3,829	3,727
Freddie Mac Gold Pool 3.5% 11/1/2040	8,840	8,403
Freddie Mac Gold Pool 3.5% 11/1/2044	9,471	8,878
Freddie Mac Gold Pool 3.5% 11/1/2045	200,561	187,694
Freddie Mac Gold Pool 3.5% 11/1/2047	57,109	53,461
Freddie Mac Gold Pool 3.5% 11/1/2047	5,603	5,216
Freddie Mac Gold Pool 3.5% 11/1/2048	2,254	2,105
Freddie Mac Gold Pool 3.5% 12/1/2033	34,236	33,590
Freddie Mac Gold Pool 3.5% 12/1/2040	8,495	8,073
Freddie Mac Gold Pool 3.5% 12/1/2042	5,719	5,398
Freddie Mac Gold Pool 3.5% 12/1/2042	3,925	3,707
Freddie Mac Gold Pool 3.5% 12/1/2044	46,448	43,923
Freddie Mac Gold Pool 3.5% 12/1/2045	67,157	62,658
Freddie Mac Gold Pool 3.5% 12/1/2046	15,814	14,738
Freddie Mac Gold Pool 3.5% 12/1/2047	87,529	81,463
Freddie Mac Gold Pool 3.5% 12/1/2047	34,365	31,984
Freddie Mac Gold Pool 3.5% 12/1/2047	13,443	12,576
Freddie Mac Gold Pool 3.5% 2/1/2034	891,818	875,187
Freddie Mac Gold Pool 3.5% 2/1/2034	44,474	43,139
Freddie Mac Gold Pool 3.5% 2/1/2042	91,461	86,607
Freddie Mac Gold Pool 3.5% 2/1/2043	368,308	347,790
Freddie Mac Gold Pool 3.5% 2/1/2043	30,693	28,833
Freddie Mac Gold Pool 3.5% 2/1/2043	21,371	20,252
Freddie Mac Gold Pool 3.5% 2/1/2043	8,034	7,635
Freddie Mac Gold Pool 3.5% 2/1/2043	4,767	4,505
Freddie Mac Gold Pool 3.5% 2/1/2044	31,440	29,631
Freddie Mac Gold Pool 3.5% 2/1/2044	19,719	18,619
Freddie Mac Gold Pool 3.5% 2/1/2045	172,598	161,620
Freddie Mac Gold Pool 3.5% 2/1/2045	30,568	28,584
Freddie Mac Gold Pool 3.5% 2/1/2052	129,204	119,296
Freddie Mac Gold Pool 3.5% 3/1/2032	82,242	80,990
Freddie Mac Gold Pool 3.5% 3/1/2032	2,432	2,386
Freddie Mac Gold Pool 3.5% 3/1/2045	35,863	33,557
Freddie Mac Gold Pool 3.5% 3/1/2045	11,207	10,500
Freddie Mac Gold Pool 3.5% 3/1/2045	3,158	2,966
Freddie Mac Gold Pool 3.5% 3/1/2046	228,797	213,401
Freddie Mac Gold Pool 3.5% 3/1/2050	1,361,532	1,270,320
Freddie Mac Gold Pool 3.5% 3/1/2050	15,223	14,046
Freddie Mac Gold Pool 3.5% 3/1/2052	169,142	155,961
Freddie Mac Gold Pool 3.5% 4/1/2028	2,930	2,915
Freddie Mac Gold Pool 3.5% 4/1/2033	4,781	4,683
Freddie Mac Gold Pool 3.5% 4/1/2034	3,148	3,065
Freddie Mac Gold Pool 3.5% 4/1/2040	10,483	9,975
Freddie Mac Gold Pool 3.5% 4/1/2042	162,152	153,609
Freddie Mac Gold Pool 3.5% 4/1/2042	8,892	8,431
Freddie Mac Gold Pool 3.5% 4/1/2042	3,685	3,489
Freddie Mac Gold Pool 3.5% 4/1/2043	163,769	154,582
Freddie Mac Gold Pool 3.5% 4/1/2043	36,264	34,230
Freddie Mac Gold Pool 3.5% 4/1/2043	16,115	15,233
Freddie Mac Gold Pool 3.5% 4/1/2046	153,630	143,225
Freddie Mac Gold Pool 3.5% 4/1/2046	97,172	90,895
Freddie Mac Gold Pool 3.5% 4/1/2046	53,411	49,827
Freddie Mac Gold Pool 3.5% 4/1/2052	390,575	362,700
Freddie Mac Gold Pool 3.5% 5/1/2032	15,061	14,873
Freddie Mac Gold Pool 3.5% 5/1/2034	39,899	39,084
Freddie Mac Gold Pool 3.5% 5/1/2039	5,914	5,699
Freddie Mac Gold Pool 3.5% 5/1/2040	19,475	18,539
Freddie Mac Gold Pool 3.5% 5/1/2042	6,007	5,658
Freddie Mac Gold Pool 3.5% 5/1/2043	62,647	58,973
Freddie Mac Gold Pool 3.5% 5/1/2043	57,019	53,651
Freddie Mac Gold Pool 3.5% 5/1/2043	7,134	6,722
Freddie Mac Gold Pool 3.5% 5/1/2043	5,359	5,051
Freddie Mac Gold Pool 3.5% 5/1/2045	134,665	125,977
Freddie Mac Gold Pool 3.5% 5/1/2045	83,181	77,794
Freddie Mac Gold Pool 3.5% 5/1/2046	84,693	79,280
Freddie Mac Gold Pool 3.5% 5/1/2046	61,322	57,360
Freddie Mac Gold Pool 3.5% 5/1/2046	8,087	7,539
Freddie Mac Gold Pool 3.5% 5/1/2048	3,488	3,243
Freddie Mac Gold Pool 3.5% 6/1/2032	396,888	390,613
Freddie Mac Gold Pool 3.5% 6/1/2038	3,302	3,189
Freddie Mac Gold Pool 3.5% 6/1/2039	55,963	53,928
Freddie Mac Gold Pool 3.5% 6/1/2040	17,695	16,870
Freddie Mac Gold Pool 3.5% 6/1/2045	160,717	150,507
Freddie Mac Gold Pool 3.5% 6/1/2045	26,599	24,967
Freddie Mac Gold Pool 3.5% 6/1/2048	2,673	2,485
Freddie Mac Gold Pool 3.5% 7/1/2029	15,232	15,136
Freddie Mac Gold Pool 3.5% 7/1/2032	18,950	18,585
Freddie Mac Gold Pool 3.5% 7/1/2034	4,324	4,211
Freddie Mac Gold Pool 3.5% 7/1/2039	10,082	9,716
Freddie Mac Gold Pool 3.5% 7/1/2040	1,688	1,604
Freddie Mac Gold Pool 3.5% 7/1/2042	470,057	444,269
Freddie Mac Gold Pool 3.5% 7/1/2042	12,112	11,471
Freddie Mac Gold Pool 3.5% 7/1/2045	242,397	226,553
Freddie Mac Gold Pool 3.5% 7/1/2046	841,098	788,023
Freddie Mac Gold Pool 3.5% 7/1/2047	138,769	129,993
Freddie Mac Gold Pool 3.5% 7/1/2051	293,348	270,671
Freddie Mac Gold Pool 3.5% 8/1/2032	39,665	38,902
Freddie Mac Gold Pool 3.5% 8/1/2034	67,442	66,036
Freddie Mac Gold Pool 3.5% 8/1/2034	30,968	30,155
Freddie Mac Gold Pool 3.5% 8/1/2039	17,410	16,777
Freddie Mac Gold Pool 3.5% 8/1/2040	11,356	10,808
Freddie Mac Gold Pool 3.5% 8/1/2042	70,091	66,258
Freddie Mac Gold Pool 3.5% 8/1/2042	6,655	6,273
Freddie Mac Gold Pool 3.5% 8/1/2042	1,983	1,879
Freddie Mac Gold Pool 3.5% 8/1/2043	25,295	23,811
Freddie Mac Gold Pool 3.5% 8/1/2043	8,725	8,217
Freddie Mac Gold Pool 3.5% 8/1/2043	2,946	2,763
Freddie Mac Gold Pool 3.5% 8/1/2045	124,340	116,165
Freddie Mac Gold Pool 3.5% 8/1/2045	2,826	2,642
Freddie Mac Gold Pool 3.5% 8/1/2046	263,584	245,732
Freddie Mac Gold Pool 3.5% 8/1/2047	214,942	201,214
Freddie Mac Gold Pool 3.5% 8/1/2047	25,458	23,832
Freddie Mac Gold Pool 3.5% 8/1/2047	16,419	15,370
Freddie Mac Gold Pool 3.5% 8/1/2047	4,852	4,519
Freddie Mac Gold Pool 3.5% 9/1/2033	12,096	11,829
Freddie Mac Gold Pool 3.5% 9/1/2040	7,714	7,358
Freddie Mac Gold Pool 3.5% 9/1/2042	584,939	551,960
Freddie Mac Gold Pool 3.5% 9/1/2042	510,778	482,227
Freddie Mac Gold Pool 3.5% 9/1/2043	27,300	25,722
Freddie Mac Gold Pool 3.5% 9/1/2043	12,201	11,458
Freddie Mac Gold Pool 3.5% 9/1/2043	8,194	7,695
Freddie Mac Gold Pool 3.5% 9/1/2045	57,064	53,312
Freddie Mac Gold Pool 3.5% 9/1/2045	2,425	2,263
Freddie Mac Gold Pool 3.5% 9/1/2046	53,364	49,750
Freddie Mac Gold Pool 3.5% 9/1/2046	36,644	34,285
Freddie Mac Gold Pool 3.5% 9/1/2047	188,947	176,412
Freddie Mac Gold Pool 3.5% 9/1/2047	5,431	5,084
Freddie Mac Gold Pool 3.5% 9/1/2047	5,085	4,761
Freddie Mac Gold Pool 4% 1/1/2039	6,012	5,895
Freddie Mac Gold Pool 4% 10/1/2033	2,051	2,039
Freddie Mac Gold Pool 4% 10/1/2034	6,858	6,817
Freddie Mac Gold Pool 4% 10/1/2041	76,192	74,274
Freddie Mac Gold Pool 4% 11/1/2043	43,292	42,071
Freddie Mac Gold Pool 4% 12/1/2038	38,806	38,056
Freddie Mac Gold Pool 4% 12/1/2049	5,657	5,382
Freddie Mac Gold Pool 4% 2/1/2043	2,258	2,181
Freddie Mac Gold Pool 4% 2/1/2045	65,255	62,969
Freddie Mac Gold Pool 4% 4/1/2035	32,541	32,264
Freddie Mac Gold Pool 4% 4/1/2043	3,634	3,530
Freddie Mac Gold Pool 4% 4/1/2046	23,404	22,481
Freddie Mac Gold Pool 4% 4/1/2052	16,361	15,665
Freddie Mac Gold Pool 4% 5/1/2037	265,289	261,705
Freddie Mac Gold Pool 4% 5/1/2048	160,838	153,659
Freddie Mac Gold Pool 4% 5/1/2048	107,144	102,553
Freddie Mac Gold Pool 4% 5/1/2051	7,841	7,411
Freddie Mac Gold Pool 4% 6/1/2044	2,660	2,611
Freddie Mac Gold Pool 4% 8/1/2033	2,955	2,940
Freddie Mac Gold Pool 4% 8/1/2049	76,070	72,413
Freddie Mac Gold Pool 4% 9/1/2041	8,356	8,149
Freddie Mac Gold Pool 4% 9/1/2048	20,141	19,240
Freddie Mac Gold Pool 4% 9/1/2051	12,887	12,365
Freddie Mac Gold Pool 4.5% 1/1/2041	15,723	15,675
Freddie Mac Gold Pool 4.5% 1/1/2041	2,946	2,939
Freddie Mac Gold Pool 4.5% 1/1/2042	132,486	132,053
Freddie Mac Gold Pool 4.5% 1/1/2044	39,378	39,132
Freddie Mac Gold Pool 4.5% 1/1/2049	88,404	86,276
Freddie Mac Gold Pool 4.5% 1/1/2049	26,801	26,187
Freddie Mac Gold Pool 4.5% 1/1/2049	4,666	4,553
Freddie Mac Gold Pool 4.5% 1/1/2049	2,410	2,355
Freddie Mac Gold Pool 4.5% 10/1/2039	3,303	3,296
Freddie Mac Gold Pool 4.5% 10/1/2040	6,451	6,426
Freddie Mac Gold Pool 4.5% 10/1/2041	71,144	70,867
Freddie Mac Gold Pool 4.5% 10/1/2041	1,745	1,743
Freddie Mac Gold Pool 4.5% 10/1/2043	11,406	11,328
Freddie Mac Gold Pool 4.5% 10/1/2048	231,768	228,058
Freddie Mac Gold Pool 4.5% 10/1/2048	12,256	11,976
Freddie Mac Gold Pool 4.5% 10/1/2048	7,840	7,656
Freddie Mac Gold Pool 4.5% 10/1/2048	4,312	4,216
Freddie Mac Gold Pool 4.5% 10/1/2049	24,930	24,322
Freddie Mac Gold Pool 4.5% 11/1/2039	57,952	57,806
Freddie Mac Gold Pool 4.5% 11/1/2041	36,819	36,685
Freddie Mac Gold Pool 4.5% 11/1/2044	1,061	1,053
Freddie Mac Gold Pool 4.5% 11/1/2047	19,140	18,774
Freddie Mac Gold Pool 4.5% 11/1/2047	15,860	15,556
Freddie Mac Gold Pool 4.5% 11/1/2048	2,190	2,140
Freddie Mac Gold Pool 4.5% 11/1/2049	25,027	24,416
Freddie Mac Gold Pool 4.5% 11/1/2049	2,974	2,902
Freddie Mac Gold Pool 4.5% 12/1/2040	8,730	8,705
Freddie Mac Gold Pool 4.5% 12/1/2043	37,916	37,656
Freddie Mac Gold Pool 4.5% 12/1/2044	2,297	2,278
Freddie Mac Gold Pool 4.5% 12/1/2045	9,178	9,157
Freddie Mac Gold Pool 4.5% 12/1/2046	3,287	3,233
Freddie Mac Gold Pool 4.5% 12/1/2047	71,130	69,769
Freddie Mac Gold Pool 4.5% 12/1/2048	22,609	22,155
Freddie Mac Gold Pool 4.5% 12/1/2048	14,251	13,908
Freddie Mac Gold Pool 4.5% 12/1/2048	4,158	4,058
Freddie Mac Gold Pool 4.5% 2/1/2041	7,764	7,731
Freddie Mac Gold Pool 4.5% 2/1/2041	6,059	6,039
Freddie Mac Gold Pool 4.5% 2/1/2041	6,021	6,002
Freddie Mac Gold Pool 4.5% 2/1/2041	4,339	4,327
Freddie Mac Gold Pool 4.5% 2/1/2041	3,690	3,682
Freddie Mac Gold Pool 4.5% 2/1/2041	2,593	2,583
Freddie Mac Gold Pool 4.5% 2/1/2044	22,546	22,388
Freddie Mac Gold Pool 4.5% 2/1/2047	13,840	13,593
Freddie Mac Gold Pool 4.5% 2/1/2047	4,394	4,315
Freddie Mac Gold Pool 4.5% 2/1/2048	4,658	4,561
Freddie Mac Gold Pool 4.5% 2/1/2049	90,736	88,551
Freddie Mac Gold Pool 4.5% 2/1/2049	4,961	4,848
Freddie Mac Gold Pool 4.5% 2/1/2049	1,609	1,572
Freddie Mac Gold Pool 4.5% 2/1/2050	6,231	6,077
Freddie Mac Gold Pool 4.5% 3/1/2041	23,764	23,685
Freddie Mac Gold Pool 4.5% 3/1/2041	5,191	5,172
Freddie Mac Gold Pool 4.5% 3/1/2041	3,305	3,294
Freddie Mac Gold Pool 4.5% 3/1/2044	22,574	22,421
Freddie Mac Gold Pool 4.5% 3/1/2044	14,929	14,837
Freddie Mac Gold Pool 4.5% 3/1/2044	10,527	10,458
Freddie Mac Gold Pool 4.5% 3/1/2044	8,450	8,390
Freddie Mac Gold Pool 4.5% 3/1/2049	76,665	74,655
Freddie Mac Gold Pool 4.5% 3/1/2049	1,014	992
Freddie Mac Gold Pool 4.5% 3/1/2050	19,854	19,363
Freddie Mac Gold Pool 4.5% 4/1/2041	36,341	36,217
Freddie Mac Gold Pool 4.5% 4/1/2041	10,551	10,505
Freddie Mac Gold Pool 4.5% 4/1/2041	10,272	10,233
Freddie Mac Gold Pool 4.5% 4/1/2044	16,282	16,173
Freddie Mac Gold Pool 4.5% 4/1/2047	10,712	10,503
Freddie Mac Gold Pool 4.5% 4/1/2048	31,764	31,147
Freddie Mac Gold Pool 4.5% 4/1/2048	13,096	12,825
Freddie Mac Gold Pool 4.5% 4/1/2048	13,047	12,798
Freddie Mac Gold Pool 4.5% 4/1/2048	12,699	12,452
Freddie Mac Gold Pool 4.5% 4/1/2048	3,847	3,766
Freddie Mac Gold Pool 4.5% 4/1/2049	24,103	23,522
Freddie Mac Gold Pool 4.5% 4/1/2049	13,724	13,393
Freddie Mac Gold Pool 4.5% 4/1/2049	1,310	1,281
Freddie Mac Gold Pool 4.5% 4/1/2050	44,251	43,158
Freddie Mac Gold Pool 4.5% 5/1/2039	35,803	35,759
Freddie Mac Gold Pool 4.5% 5/1/2041	11,041	10,992
Freddie Mac Gold Pool 4.5% 5/1/2041	7,376	7,350
Freddie Mac Gold Pool 4.5% 5/1/2044	5,998	5,963
Freddie Mac Gold Pool 4.5% 5/1/2047	38,530	37,841
Freddie Mac Gold Pool 4.5% 5/1/2047	28,316	27,810
Freddie Mac Gold Pool 4.5% 5/1/2047	13,273	13,036
Freddie Mac Gold Pool 4.5% 5/1/2048	111,442	109,031
Freddie Mac Gold Pool 4.5% 5/1/2048	25,897	25,394
Freddie Mac Gold Pool 4.5% 5/1/2049	45,112	44,026
Freddie Mac Gold Pool 4.5% 6/1/2041	10,120	10,097
Freddie Mac Gold Pool 4.5% 6/1/2041	8,483	8,451
Freddie Mac Gold Pool 4.5% 6/1/2041	7,132	7,113
Freddie Mac Gold Pool 4.5% 6/1/2041	3,359	3,356
Freddie Mac Gold Pool 4.5% 6/1/2047	55,211	54,223
Freddie Mac Gold Pool 4.5% 6/1/2047	16,180	15,901
Freddie Mac Gold Pool 4.5% 6/1/2047	8,967	8,807
Freddie Mac Gold Pool 4.5% 6/1/2048	19,730	19,310
Freddie Mac Gold Pool 4.5% 6/1/2048	5,431	5,314
Freddie Mac Gold Pool 4.5% 6/1/2049	9,012	8,792
Freddie Mac Gold Pool 4.5% 6/1/2049	7,580	7,398
Freddie Mac Gold Pool 4.5% 7/1/2030	472	473
Freddie Mac Gold Pool 4.5% 7/1/2039	22,922	22,870
Freddie Mac Gold Pool 4.5% 7/1/2041	133,454	132,796
Freddie Mac Gold Pool 4.5% 7/1/2041	17,077	17,007
Freddie Mac Gold Pool 4.5% 7/1/2047	36,638	35,937
Freddie Mac Gold Pool 4.5% 7/1/2047	29,250	28,818
Freddie Mac Gold Pool 4.5% 7/1/2047	23,399	22,966
Freddie Mac Gold Pool 4.5% 7/1/2047	12,984	12,756
Freddie Mac Gold Pool 4.5% 7/1/2047	11,235	10,988
Freddie Mac Gold Pool 4.5% 7/1/2048	3,595	3,513
Freddie Mac Gold Pool 4.5% 7/1/2049	5,471	5,338
Freddie Mac Gold Pool 4.5% 7/1/2050	8,694	8,473
Freddie Mac Gold Pool 4.5% 8/1/2039	4,643	4,633
Freddie Mac Gold Pool 4.5% 8/1/2040	959	956
Freddie Mac Gold Pool 4.5% 8/1/2041	10,955	10,918
Freddie Mac Gold Pool 4.5% 8/1/2041	907	904
Freddie Mac Gold Pool 4.5% 8/1/2047	100,241	98,323
Freddie Mac Gold Pool 4.5% 8/1/2048	64,284	62,853
Freddie Mac Gold Pool 4.5% 8/1/2049	4,807	4,690
Freddie Mac Gold Pool 4.5% 9/1/2041	90,502	90,181
Freddie Mac Gold Pool 4.5% 9/1/2041	15,044	14,994
Freddie Mac Gold Pool 4.5% 9/1/2046	3,578	3,525
Freddie Mac Gold Pool 4.5% 9/1/2047	13,340	13,084
Freddie Mac Gold Pool 4.5% 9/1/2047	8,947	8,775
Freddie Mac Gold Pool 4.5% 9/1/2048	59,817	58,485
Freddie Mac Gold Pool 4.5% 9/1/2048	33,712	32,961
Freddie Mac Gold Pool 4.5% 9/1/2049	5,650	5,512
Freddie Mac Gold Pool 4.5% 9/1/2050	10,399	10,136
Freddie Mac Gold Pool 5% 1/1/2039	270	275
Freddie Mac Gold Pool 5% 1/1/2040	11,981	12,180
Freddie Mac Gold Pool 5% 1/1/2053	568,969	566,944
Freddie Mac Gold Pool 5% 10/1/2038	510	518
Freddie Mac Gold Pool 5% 10/1/2048	5,781	5,820
Freddie Mac Gold Pool 5% 11/1/2038	1,219	1,239
Freddie Mac Gold Pool 5% 11/1/2038	971	987
Freddie Mac Gold Pool 5% 11/1/2052	1,308,195	1,304,356
Freddie Mac Gold Pool 5% 11/1/2052	395,770	395,722
Freddie Mac Gold Pool 5% 12/1/2036	1,435	1,458
Freddie Mac Gold Pool 5% 12/1/2038	11,445	11,633
Freddie Mac Gold Pool 5% 12/1/2038	359	365
Freddie Mac Gold Pool 5% 12/1/2048	19,118	19,168
Freddie Mac Gold Pool 5% 12/1/2052	1,689,433	1,684,476
Freddie Mac Gold Pool 5% 12/1/2052	1,557,913	1,552,369
Freddie Mac Gold Pool 5% 12/1/2052	167,335	166,739
Freddie Mac Gold Pool 5% 2/1/2037	787	800
Freddie Mac Gold Pool 5% 2/1/2038	15,471	15,699
Freddie Mac Gold Pool 5% 2/1/2038	3,076	3,127
Freddie Mac Gold Pool 5% 2/1/2038	285	290
Freddie Mac Gold Pool 5% 2/1/2039	10,986	11,171
Freddie Mac Gold Pool 5% 2/1/2039	320	326
Freddie Mac Gold Pool 5% 2/1/2049	58,861	59,330
Freddie Mac Gold Pool 5% 2/1/2049	6,106	6,123
Freddie Mac Gold Pool 5% 2/1/2050	11,993	12,044
Freddie Mac Gold Pool 5% 3/1/2038	1,176	1,195
Freddie Mac Gold Pool 5% 3/1/2039	413	420
Freddie Mac Gold Pool 5% 4/1/2038	5,711	5,805
Freddie Mac Gold Pool 5% 4/1/2038	4,887	4,969
Freddie Mac Gold Pool 5% 4/1/2038	391	397
Freddie Mac Gold Pool 5% 4/1/2040	22,830	23,213
Freddie Mac Gold Pool 5% 4/1/2049	9,099	9,149
Freddie Mac Gold Pool 5% 5/1/2028	309	310
Freddie Mac Gold Pool 5% 5/1/2035	12,391	12,581
Freddie Mac Gold Pool 5% 5/1/2040	2,170	2,206
Freddie Mac Gold Pool 5% 5/1/2050	52,278	52,435
Freddie Mac Gold Pool 5% 6/1/2037	258	262
Freddie Mac Gold Pool 5% 6/1/2038	8,182	8,317
Freddie Mac Gold Pool 5% 6/1/2038	1,228	1,248
Freddie Mac Gold Pool 5% 6/1/2038	636	647
Freddie Mac Gold Pool 5% 6/1/2040	7,881	8,013
Freddie Mac Gold Pool 5% 6/1/2041	35,989	36,595
Freddie Mac Gold Pool 5% 6/1/2052	159,602	159,732
Freddie Mac Gold Pool 5% 7/1/2040	5,554	5,646
Freddie Mac Gold Pool 5% 7/1/2048	16,376	16,184
Freddie Mac Gold Pool 5% 8/1/2037	571	580
Freddie Mac Gold Pool 5% 8/1/2038	1,418	1,441
Freddie Mac Gold Pool 5% 8/1/2038	1,063	1,080
Freddie Mac Gold Pool 5% 8/1/2040	35,623	36,220
Freddie Mac Gold Pool 5% 8/1/2040	23,845	24,246
Freddie Mac Gold Pool 5% 8/1/2040	1,310	1,332
Freddie Mac Gold Pool 5% 8/1/2049	3,388	3,407
Freddie Mac Gold Pool 5% 9/1/2038	24,231	24,632
Freddie Mac Gold Pool 5% 9/1/2039	21,487	21,843
Freddie Mac Gold Pool 5% 9/1/2039	16,106	16,375
Freddie Mac Gold Pool 5% 9/1/2039	525	534
Freddie Mac Gold Pool 5% 9/1/2049	11,055	11,102
Freddie Mac Gold Pool 5.5% 1/1/2036	3,849	3,969
Freddie Mac Gold Pool 5.5% 1/1/2037	527	544
Freddie Mac Gold Pool 5.5% 1/1/2037	378	390
Freddie Mac Gold Pool 5.5% 1/1/2038	1,275	1,319
Freddie Mac Gold Pool 5.5% 1/1/2038	620	639
Freddie Mac Gold Pool 5.5% 1/1/2039	7,811	8,044
Freddie Mac Gold Pool 5.5% 1/1/2039	721	745
Freddie Mac Gold Pool 5.5% 1/1/2041	1,468	1,518
Freddie Mac Gold Pool 5.5% 10/1/2033	239	245
Freddie Mac Gold Pool 5.5% 10/1/2035	1,726	1,780
Freddie Mac Gold Pool 5.5% 10/1/2054	482,256	490,433
Freddie Mac Gold Pool 5.5% 11/1/2028	171	173
Freddie Mac Gold Pool 5.5% 11/1/2037	1,443	1,489
Freddie Mac Gold Pool 5.5% 11/1/2038	294	304
Freddie Mac Gold Pool 5.5% 11/1/2054	453,092	462,084
Freddie Mac Gold Pool 5.5% 12/1/2037	116	120
Freddie Mac Gold Pool 5.5% 12/1/2039	3,694	3,818
Freddie Mac Gold Pool 5.5% 12/1/2054	859,758	871,917
Freddie Mac Gold Pool 5.5% 12/1/2054	50,548	50,853
Freddie Mac Gold Pool 5.5% 2/1/2038	305	315
Freddie Mac Gold Pool 5.5% 2/1/2039	404	417
Freddie Mac Gold Pool 5.5% 2/1/2054	375,591	378,820
Freddie Mac Gold Pool 5.5% 3/1/2034	16,455	16,913
Freddie Mac Gold Pool 5.5% 3/1/2037	129	133
Freddie Mac Gold Pool 5.5% 3/1/2038	598	618
Freddie Mac Gold Pool 5.5% 3/1/2039	35,766	36,958
Freddie Mac Gold Pool 5.5% 3/1/2039	1,029	1,064
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(h)	1,473,850	1,504,137
Freddie Mac Gold Pool 5.5% 4/1/2027	8	8
Freddie Mac Gold Pool 5.5% 4/1/2038	3,240	3,349
Freddie Mac Gold Pool 5.5% 4/1/2038	589	609
Freddie Mac Gold Pool 5.5% 4/1/2038	275	284
Freddie Mac Gold Pool 5.5% 4/1/2038	236	244
Freddie Mac Gold Pool 5.5% 4/1/2039	2,595	2,682
Freddie Mac Gold Pool 5.5% 4/1/2040	9,212	9,540
Freddie Mac Gold Pool 5.5% 5/1/2028	98	99
Freddie Mac Gold Pool 5.5% 5/1/2036	282	291
Freddie Mac Gold Pool 5.5% 5/1/2037	10,045	10,373
Freddie Mac Gold Pool 5.5% 5/1/2037	292	301
Freddie Mac Gold Pool 5.5% 5/1/2037	87	90
Freddie Mac Gold Pool 5.5% 5/1/2038	5,648	5,839
Freddie Mac Gold Pool 5.5% 5/1/2038	250	259
Freddie Mac Gold Pool 5.5% 5/1/2038	241	249
Freddie Mac Gold Pool 5.5% 5/1/2038	222	230
Freddie Mac Gold Pool 5.5% 5/1/2053	874,163	888,575
Freddie Mac Gold Pool 5.5% 5/1/2055	302,523	304,821
Freddie Mac Gold Pool 5.5% 6/1/2027	174	175
Freddie Mac Gold Pool 5.5% 6/1/2038	2,873	2,969
Freddie Mac Gold Pool 5.5% 6/1/2038	595	615
Freddie Mac Gold Pool 5.5% 6/1/2038	442	457
Freddie Mac Gold Pool 5.5% 6/1/2038	339	350
Freddie Mac Gold Pool 5.5% 6/1/2041	16,667	17,150
Freddie Mac Gold Pool 5.5% 6/1/2041	12,143	12,540
Freddie Mac Gold Pool 5.5% 6/1/2041	5,764	5,940
Freddie Mac Gold Pool 5.5% 6/1/2049	92,779	95,780
Freddie Mac Gold Pool 5.5% 7/1/2028	114	116
Freddie Mac Gold Pool 5.5% 7/1/2035	10,434	10,719
Freddie Mac Gold Pool 5.5% 7/1/2036	5,169	5,335
Freddie Mac Gold Pool 5.5% 7/1/2038	298	307
Freddie Mac Gold Pool 5.5% 7/1/2038	181	187
Freddie Mac Gold Pool 5.5% 8/1/2038	635	655
Freddie Mac Gold Pool 5.5% 8/1/2038	420	434
Freddie Mac Gold Pool 5.5% 8/1/2038	262	271
Freddie Mac Gold Pool 5.5% 8/1/2039	4,611	4,768
Freddie Mac Gold Pool 5.5% 8/1/2040	1,086	1,122
Freddie Mac Gold Pool 5.5% 8/1/2055	540,542	550,594
Freddie Mac Gold Pool 5.5% 9/1/2038	3,866	3,997
Freddie Mac Gold Pool 5.5% 9/1/2038	534	552
Freddie Mac Gold Pool 5.5% 9/1/2038	282	292
Freddie Mac Gold Pool 5.5% 9/1/2040	18,587	19,232
Freddie Mac Gold Pool 6% 11/1/2053	214,387	220,879
Freddie Mac Gold Pool 6% 12/1/2052	148,828	154,160
Freddie Mac Gold Pool 6% 2/1/2055	373,662	387,517
Freddie Mac Gold Pool 6% 2/1/2056	1,098,554	1,135,038
Freddie Mac Gold Pool 6% 3/1/2056	100,000	103,560
Freddie Mac Gold Pool 6% 4/1/2032	16,247	16,750
Freddie Mac Gold Pool 6% 4/1/2054	1,091,649	1,132,468
Freddie Mac Gold Pool 6% 4/1/2054	348,943	360,081
Freddie Mac Gold Pool 6% 5/1/2033	3,447	3,544
Freddie Mac Gold Pool 6% 5/1/2054	1,098,755	1,140,184
Freddie Mac Gold Pool 6% 7/1/2037	632	662
Freddie Mac Gold Pool 6% 7/1/2039	2,080,070	2,146,194
Freddie Mac Gold Pool 6% 8/1/2037	7,314	7,645
Freddie Mac Gold Pool 6% 8/1/2055	1,768,011	1,833,708
Freddie Mac Gold Pool 6.5% 1/1/2054	1,195,915	1,257,008
Freddie Mac Gold Pool 6.5% 1/1/2054	452,633	475,537
Freddie Mac Gold Pool 6.5% 1/1/2054 (d)	19,512	20,466
Freddie Mac Gold Pool 6.5% 1/1/2054 (d)	17,878	18,843
Freddie Mac Gold Pool 6.5% 1/1/2054 (d)	12,797	13,280
Freddie Mac Gold Pool 6.5% 10/1/2037	341	362
Freddie Mac Gold Pool 6.5% 10/1/2053	342,897	360,521
Freddie Mac Gold Pool 6.5% 11/1/2036	172	182
Freddie Mac Gold Pool 6.5% 11/1/2054 (d)	61,528	64,613
Freddie Mac Gold Pool 6.5% 11/1/2054 (d)	39,470	40,951
Freddie Mac Gold Pool 6.5% 12/1/2037	288	305
Freddie Mac Gold Pool 6.5% 12/1/2053	172,897	181,888
Freddie Mac Gold Pool 6.5% 2/1/2055 (d)	497,470	523,831
Freddie Mac Gold Pool 6.5% 2/1/2055 (d)	128,068	134,466
Freddie Mac Gold Pool 6.5% 4/1/2054 (d)	67,171	70,379
Freddie Mac Gold Pool 6.5% 4/1/2054 (d)	27,036	28,441
Freddie Mac Gold Pool 6.5% 4/1/2055 (d)	204,444	214,623
Freddie Mac Gold Pool 6.5% 5/1/2054 (d)	84,258	88,155
Freddie Mac Gold Pool 6.5% 6/1/2053 (d)	33,027	34,533
Freddie Mac Gold Pool 6.5% 6/1/2054	1,215,554	1,279,265
Freddie Mac Gold Pool 6.5% 6/1/2054	235,000	247,905
Freddie Mac Gold Pool 6.5% 6/1/2054 (d)	17,949	18,882
Freddie Mac Gold Pool 6.5% 6/1/2054 (d)	17,599	18,616
Freddie Mac Gold Pool 6.5% 7/1/2054 (d)	31,520	32,882
Freddie Mac Gold Pool 6.5% 8/1/2054 (d)	351,202	367,705
Freddie Mac Gold Pool 6.5% 8/1/2054 (d)	133,521	140,453
Freddie Mac Gold Pool 6.5% 8/1/2054 (d)	83,411	86,906
Freddie Mac Gold Pool 6.5% 8/1/2054 (d)	41,097	42,919
Freddie Mac Gold Pool 6.5% 9/1/2037	194	204
Freddie Mac Gold Pool 6.5% 9/1/2053	290,453	305,768
Freddie Mac Gold Pool 6.5% 9/1/2054	2,290,653	2,419,483
Freddie Mac Gold Pool 6.5% 9/1/2054	282,958	298,496
Freddie Mac Gold Pool 6.5% 9/1/2054 (d)	100,472	104,950
Freddie Mac Gold Pool 7% 1/1/2054	376,397	400,014
Freddie Mac Gold Pool 7% 1/1/2054	345,668	367,331
Freddie Mac Gold Pool 7% 1/1/2054	338,401	360,189
Freddie Mac Gold Pool 7% 1/1/2054	249,620	265,693
Freddie Mac Gold Pool 7% 1/1/2054	144,108	153,150
Freddie Mac Gold Pool 7% 1/1/2054	19,695	20,898
Freddie Mac Gold Pool 7% 10/1/2055	20,135	21,472
Freddie Mac Gold Pool 7% 11/1/2055	99,440	106,239
Freddie Mac Gold Pool 7% 11/1/2055	80,443	86,018
Freddie Mac Gold Pool 7% 11/1/2055	65,475	70,166
Freddie Mac Gold Pool 7% 11/1/2055	41,860	44,938
Freddie Mac Gold Pool 7% 11/1/2055	25,881	27,428
Freddie Mac Gold Pool 7% 11/1/2055	24,920	26,420
Freddie Mac Gold Pool 7% 11/1/2055	24,929	26,244
Freddie Mac Gold Pool 7% 11/1/2055	24,658	26,166
Freddie Mac Gold Pool 7% 12/1/2053	39,093	41,268
Freddie Mac Gold Pool 7% 12/1/2053	20,389	21,529
Freddie Mac Gold Pool 7% 12/1/2053	13,926	14,810
Freddie Mac Gold Pool 7% 2/1/2054	177,243	188,295
Freddie Mac Gold Pool 7% 3/1/2054	21,709	22,917
Freddie Mac Gold Pool 7% 3/1/2054	15,200	16,060
Freddie Mac Gold Pool 7% 5/1/2055	22,227	23,552
Freddie Mac Gold Pool 7% 6/1/2054	320,399	341,129
Freddie Mac Gold Pool 7% 6/1/2054	315,964	335,888
Freddie Mac Gold Pool 7% 7/1/2054	12,031	12,765
Freddie Mac Gold Pool 7% 8/1/2054	141,698	151,087
Freddie Mac Gold Pool 7% 8/1/2054	19,322	20,470
Freddie Mac Gold Pool 7% 9/1/2054	177,866	189,013
Freddie Mac Gold Pool 7% 9/1/2055	1,968,904	2,096,906
Freddie Mac Gold Pool 7.5% 1/1/2027	5	5
Freddie Mac Gold Pool 7.5% 10/1/2027	2	2
Freddie Mac Gold Pool 7.5% 11/1/2029	201	209
Freddie Mac Gold Pool 7.5% 2/1/2028	8	8
Freddie Mac Gold Pool 7.5% 9/1/2031	435	457
Freddie Mac Gold Pool 8% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 1/1/2028	9	9
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	479,756	496,496
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	232,081	244,463
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	210,370	221,856
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	65,557	69,388
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055 (d)	58,962	62,236
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	3,563	3,644
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	1,864	1,957
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	344	361
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	378	396
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	4,782	5,021
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	3,408	3,579
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	4,378	4,594
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	44	45
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0397%, 6.663% 9/1/2037 (b)(c)	543	566
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (b)(c)	258	268
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.695%, 5.375% 3/1/2036 (b)(c)	24,251	24,808
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2312%, 5.972% 12/1/2035 (b)(c)	9,963	10,293
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (b)(c)	366	377
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 5.918% 3/1/2035 (b)(c)	5,914	6,101
Freddie Mac Non Gold Pool 4.5% 9/1/2040	23,154	23,068
Freddie Mac Non Gold Pool 5% 9/1/2040	3,866	3,931
Freddie Mac Non Gold Pool 5.5% 8/1/2053	787,627	802,274
Freddie Mac Non Gold Pool 5.5% 8/1/2053	491,521	500,662
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.124% 4/1/2035 (b)(c)	2,878	2,953
Freddie Mac Non Gold Pool 6% 6/1/2053	534,710	553,368
Freddie Mac Non Gold Pool 6% 6/1/2053	506,271	523,303
Freddie Mac Non Gold Pool 6% 7/1/2053	447,796	463,421
Freddie Mac Non Gold Pool 6% 9/1/2053	417,512	430,677
Freddie Mac Non Gold Pool 6.5% 1/1/2055	422,315	443,756
Freddie Mac Non Gold Pool 6.5% 1/1/2055	284,786	300,891
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (d)	64,547	68,112
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (d)	30,315	31,723
Freddie Mac Non Gold Pool 6.5% 11/1/2054	119,849	126,627
Freddie Mac Non Gold Pool 6.5% 12/1/2054 (d)	17,416	18,279
Freddie Mac Non Gold Pool 6.5% 2/1/2055	318,193	336,188
Freddie Mac Non Gold Pool 6.5% 2/1/2055 (d)	69,650	73,496
Freddie Mac Non Gold Pool 6.5% 4/1/2055 (d)	61,044	64,087
Freddie Mac Non Gold Pool 7% 1/1/2055	22,219	23,599
Freddie Mac Non Gold Pool 7% 10/1/2055	24,885	26,588
Freddie Mac Non Gold Pool 7% 11/1/2055	41,140	43,592
Freddie Mac Non Gold Pool 7% 12/1/2053	19,186	20,379
Freddie Mac Non Gold Pool 7% 3/1/2055	22,135	23,428
Ginnie Mae I Pool 2.5% 1/20/2052	642,815	551,823
Ginnie Mae I Pool 2.5% 12/20/2051	994,095	853,378
Ginnie Mae I Pool 2.5% 12/20/2051	527,831	453,115
Ginnie Mae I Pool 2.5% 8/20/2051	3,712,465	3,185,794
Ginnie Mae I Pool 2.5% 8/20/2051	966,700	829,558
Ginnie Mae I Pool 2.5% 9/20/2051	1,166,755	1,000,504
Ginnie Mae I Pool 2.5% 9/20/2051	963,215	825,966
Ginnie Mae I Pool 3% 1/15/2043	5,598	5,158
Ginnie Mae I Pool 3% 10/20/2042	331,285	304,692
Ginnie Mae I Pool 3% 12/20/2042	233,247	213,390
Ginnie Mae I Pool 3% 2/15/2045	7,755	7,062
Ginnie Mae I Pool 3% 2/15/2045	3,556	3,236
Ginnie Mae I Pool 3% 2/20/2046	5,651	5,125
Ginnie Mae I Pool 3% 3/15/2045	18,220	16,563
Ginnie Mae I Pool 3% 3/15/2045	9,463	8,596
Ginnie Mae I Pool 3% 3/15/2045	8,439	7,693
Ginnie Mae I Pool 3% 3/15/2045	7,330	6,666
Ginnie Mae I Pool 3% 3/15/2045	6,650	6,078
Ginnie Mae I Pool 3% 3/15/2045	4,490	4,086
Ginnie Mae I Pool 3% 3/15/2045	2,863	2,601
Ginnie Mae I Pool 3% 3/15/2045	2,449	2,237
Ginnie Mae I Pool 3% 3/15/2045	1,608	1,491
Ginnie Mae I Pool 3% 3/20/2043	152,915	139,963
Ginnie Mae I Pool 3% 3/20/2043	63,975	58,603
Ginnie Mae I Pool 3% 5/15/2045	4,901	4,459
Ginnie Mae I Pool 3% 6/15/2043	47,032	43,123
Ginnie Mae I Pool 3% 6/15/2043	9,049	8,263
Ginnie Mae I Pool 3% 6/15/2043	7,849	7,213
Ginnie Mae I Pool 3% 6/15/2045	4,898	4,486
Ginnie Mae I Pool 3% 7/15/2042	1,519	1,416
Ginnie Mae I Pool 3% 7/15/2043	13,171	12,076
Ginnie Mae I Pool 3% 7/15/2045	10,970	9,938
Ginnie Mae I Pool 3% 7/15/2045	5,842	5,291
Ginnie Mae I Pool 3% 7/15/2045	5,484	4,978
Ginnie Mae I Pool 3% 7/15/2045	2,443	2,214
Ginnie Mae I Pool 3% 7/15/2045	2,118	1,918
Ginnie Mae I Pool 3.5% 1/15/2041	10,942	10,376
Ginnie Mae I Pool 3.5% 1/15/2041	1,913	1,807
Ginnie Mae I Pool 3.5% 1/15/2041	1,478	1,403
Ginnie Mae I Pool 3.5% 1/15/2042	4,811	4,519
Ginnie Mae I Pool 3.5% 1/20/2050	63,527	59,386
Ginnie Mae I Pool 3.5% 1/20/2050	38,484	36,096
Ginnie Mae I Pool 3.5% 1/20/2050	37,458	35,098
Ginnie Mae I Pool 3.5% 1/20/2050	10,734	10,044
Ginnie Mae I Pool 3.5% 11/15/2041	13,969	13,156
Ginnie Mae I Pool 3.5% 11/15/2042	39,827	37,450
Ginnie Mae I Pool 3.5% 12/15/2040	1,956	1,850
Ginnie Mae I Pool 3.5% 12/20/2049	9,494	8,893
Ginnie Mae I Pool 3.5% 12/20/2049	3,376	3,166
Ginnie Mae I Pool 3.5% 12/20/2049	2,943	2,751
Ginnie Mae I Pool 3.5% 12/20/2049	1,010	945
Ginnie Mae I Pool 3.5% 2/15/2041	20,248	19,158
Ginnie Mae I Pool 3.5% 2/15/2042	17,519	16,491
Ginnie Mae I Pool 3.5% 2/15/2042	9,874	9,315
Ginnie Mae I Pool 3.5% 2/15/2042	4,491	4,240
Ginnie Mae I Pool 3.5% 2/15/2042	2,461	2,321
Ginnie Mae I Pool 3.5% 2/15/2043	6,850	6,429
Ginnie Mae I Pool 3.5% 2/15/2043	4,154	3,890
Ginnie Mae I Pool 3.5% 3/15/2042	3,457	3,271
Ginnie Mae I Pool 3.5% 3/15/2042	1,307	1,232
Ginnie Mae I Pool 3.5% 3/15/2043	20,242	18,938
Ginnie Mae I Pool 3.5% 4/15/2042	2,876	2,709
Ginnie Mae I Pool 3.5% 5/15/2042	46,152	43,648
Ginnie Mae I Pool 3.5% 5/15/2042	31,817	30,083
Ginnie Mae I Pool 3.5% 5/15/2042	12,310	11,569
Ginnie Mae I Pool 3.5% 5/15/2042	7,449	7,014
Ginnie Mae I Pool 3.5% 5/15/2042	1,694	1,596
Ginnie Mae I Pool 3.5% 5/15/2043	9,772	9,184
Ginnie Mae I Pool 3.5% 5/15/2043	7,413	6,942
Ginnie Mae I Pool 3.5% 5/15/2043	3,606	3,381
Ginnie Mae I Pool 3.5% 5/15/2043	2,183	2,048
Ginnie Mae I Pool 3.5% 6/15/2042	11,200	10,559
Ginnie Mae I Pool 3.5% 6/15/2043	12,369	11,595
Ginnie Mae I Pool 3.5% 6/15/2043	3,694	3,473
Ginnie Mae I Pool 3.5% 6/20/2042	59,169	56,085
Ginnie Mae I Pool 3.5% 7/15/2042	24,550	23,097
Ginnie Mae I Pool 3.5% 7/15/2043	29,809	27,861
Ginnie Mae I Pool 3.5% 8/15/2042	77,742	73,102
Ginnie Mae I Pool 3.5% 8/15/2042	21,780	20,513
Ginnie Mae I Pool 3.5% 8/15/2042	1,098	1,032
Ginnie Mae I Pool 3.5% 9/15/2041	3,032	2,865
Ginnie Mae I Pool 3.5% 9/15/2043	737	700
Ginnie Mae I Pool 3.5% 9/20/2052	2,588,467	2,387,983
Ginnie Mae I Pool 4% 1/15/2041	26,326	25,401
Ginnie Mae I Pool 4% 1/15/2041	13,642	13,163
Ginnie Mae I Pool 4% 10/15/2040	18,551	17,911
Ginnie Mae I Pool 4% 10/15/2040	4,521	4,367
Ginnie Mae I Pool 4% 10/15/2041	48,625	46,877
Ginnie Mae I Pool 4% 10/15/2041	38,713	37,276
Ginnie Mae I Pool 4% 10/15/2041	31,524	30,332
Ginnie Mae I Pool 4% 10/15/2041	26,530	25,585
Ginnie Mae I Pool 4% 10/15/2041	8,724	8,427
Ginnie Mae I Pool 4% 10/15/2041	5,728	5,519
Ginnie Mae I Pool 4% 10/15/2041	4,762	4,594
Ginnie Mae I Pool 4% 10/15/2041	4,263	4,112
Ginnie Mae I Pool 4% 11/15/2040	11,521	11,099
Ginnie Mae I Pool 4% 11/15/2040	6,752	6,514
Ginnie Mae I Pool 4% 11/15/2040	2,326	2,244
Ginnie Mae I Pool 4% 11/15/2041	12,340	11,892
Ginnie Mae I Pool 4% 12/15/2040	1,303	1,257
Ginnie Mae I Pool 4% 12/15/2040	950	919
Ginnie Mae I Pool 4% 12/15/2041	26,293	25,322
Ginnie Mae I Pool 4% 12/15/2041	14,745	14,203
Ginnie Mae I Pool 4% 12/15/2041	5,389	5,196
Ginnie Mae I Pool 4% 12/15/2041	3,983	3,835
Ginnie Mae I Pool 4% 2/15/2041	4,931	4,760
Ginnie Mae I Pool 4% 3/15/2040	15,132	14,653
Ginnie Mae I Pool 4% 3/15/2041	5,687	5,491
Ginnie Mae I Pool 4% 3/15/2042	6,381	6,141
Ginnie Mae I Pool 4% 3/15/2044	1,862	1,793
Ginnie Mae I Pool 4% 3/20/2047	216,196	206,808
Ginnie Mae I Pool 4% 4/15/2040	7,309	7,054
Ginnie Mae I Pool 4% 4/15/2045	4,939	4,731
Ginnie Mae I Pool 4% 4/15/2046	162,160	155,108
Ginnie Mae I Pool 4% 4/20/2047	63,274	60,210
Ginnie Mae I Pool 4% 4/20/2047	56,400	53,669
Ginnie Mae I Pool 4% 4/20/2048	51,250	48,737
Ginnie Mae I Pool 4% 4/20/2048	45,252	43,033
Ginnie Mae I Pool 4% 5/15/2040	9,792	9,449
Ginnie Mae I Pool 4% 6/15/2039	20,930	20,257
Ginnie Mae I Pool 4% 6/15/2045	39,237	37,566
Ginnie Mae I Pool 4% 7/15/2040	5,359	5,183
Ginnie Mae I Pool 4% 7/15/2041	17,139	16,488
Ginnie Mae I Pool 4% 7/15/2041	3,506	3,379
Ginnie Mae I Pool 4% 8/15/2041	50,887	49,042
Ginnie Mae I Pool 4% 8/15/2041	5,078	4,897
Ginnie Mae I Pool 4% 9/15/2040	2,435	2,352
Ginnie Mae I Pool 4% 9/15/2041	5,476	5,277
Ginnie Mae I Pool 4% 9/15/2041	4,572	4,408
Ginnie Mae I Pool 4% 9/15/2041	4,255	4,107
Ginnie Mae I Pool 4.5% 2/15/2039	2,797	2,784
Ginnie Mae I Pool 4.5% 2/15/2040	4,418	4,394
Ginnie Mae I Pool 4.5% 3/15/2041	86,890	86,296
Ginnie Mae I Pool 4.5% 3/15/2041	65,903	65,521
Ginnie Mae I Pool 4.5% 3/15/2041	44,585	44,331
Ginnie Mae I Pool 4.5% 3/15/2041	981	976
Ginnie Mae I Pool 4.5% 4/15/2041	9,230	9,171
Ginnie Mae I Pool 4.5% 4/20/2053	660,285	641,392
Ginnie Mae I Pool 4.5% 5/15/2039	1,379	1,372
Ginnie Mae I Pool 4.5% 5/15/2040	8,666	8,603
Ginnie Mae I Pool 4.5% 6/15/2040	27,456	27,299
Ginnie Mae I Pool 4.5% 6/15/2040	12,657	12,587
Ginnie Mae I Pool 4.5% 6/15/2040	8,623	8,576
Ginnie Mae I Pool 4.5% 6/15/2040	2,119	2,108
Ginnie Mae I Pool 4.5% 7/15/2040	19,292	19,184
Ginnie Mae I Pool 4.5% 7/15/2040	10,346	10,288
Ginnie Mae I Pool 4.5% 7/15/2040	7,604	7,559
Ginnie Mae I Pool 4.5% 7/15/2040	2,363	2,349
Ginnie Mae I Pool 4.5% 7/15/2040	720	715
Ginnie Mae I Pool 4.5% 7/20/2041	101,315	100,604
Ginnie Mae I Pool 4.5% 8/15/2039	14,328	14,254
Ginnie Mae I Pool 4.5% 8/15/2040	5,583	5,551
Ginnie Mae I Pool 4.5% 8/15/2040	938	934
Ginnie Mae I Pool 4.5% 9/15/2040	1,123	1,116
Ginnie Mae I Pool 5% 10/15/2039	4,419	4,495
Ginnie Mae I Pool 5% 10/15/2039	1,846	1,878
Ginnie Mae I Pool 5% 11/15/2039	8,053	8,194
Ginnie Mae I Pool 5% 11/15/2040	4,044	4,113
Ginnie Mae I Pool 5% 11/15/2040	1,659	1,685
Ginnie Mae I Pool 5% 12/15/2039	5,646	5,743
Ginnie Mae I Pool 5% 2/20/2041	2,222	2,246
Ginnie Mae I Pool 5% 3/15/2039	2,461	2,506
Ginnie Mae I Pool 5% 3/15/2044	12,165	12,373
Ginnie Mae I Pool 5% 4/15/2039	8,753	8,902
Ginnie Mae I Pool 5% 4/15/2039	2,269	2,311
Ginnie Mae I Pool 5% 4/15/2040	3,708	3,773
Ginnie Mae I Pool 5% 4/15/2041	793	806
Ginnie Mae I Pool 5% 4/20/2048	132,959	134,284
Ginnie Mae I Pool 5% 5/15/2039	9,638	9,805
Ginnie Mae I Pool 5% 5/15/2039	4,005	4,074
Ginnie Mae I Pool 5% 5/15/2040	4,667	4,748
Ginnie Mae I Pool 5% 5/15/2040	1,986	2,020
Ginnie Mae I Pool 5% 6/15/2040	5,879	5,980
Ginnie Mae I Pool 5% 6/15/2040	3,038	3,090
Ginnie Mae I Pool 5% 7/15/2040	21,041	21,411
Ginnie Mae I Pool 5% 7/15/2040	20,946	21,308
Ginnie Mae I Pool 5% 7/15/2040	16,443	16,727
Ginnie Mae I Pool 5% 7/15/2040	12,707	12,926
Ginnie Mae I Pool 5% 7/15/2040	11,999	12,206
Ginnie Mae I Pool 5% 7/15/2040	11,229	11,425
Ginnie Mae I Pool 5% 7/15/2040	10,432	10,611
Ginnie Mae I Pool 5% 7/15/2040	5,056	5,146
Ginnie Mae I Pool 5% 7/15/2040	5,010	5,097
Ginnie Mae I Pool 5% 7/15/2040	3,588	3,651
Ginnie Mae I Pool 5% 7/15/2040	3,085	3,138
Ginnie Mae I Pool 5% 7/15/2040	2,105	2,137
Ginnie Mae I Pool 5% 7/20/2041	1,760	1,780
Ginnie Mae I Pool 5% 8/15/2039	11,384	11,579
Ginnie Mae I Pool 5% 8/15/2039	7,486	7,614
Ginnie Mae I Pool 5% 8/15/2039	4,216	4,288
Ginnie Mae I Pool 5% 8/15/2039	4,139	4,210
Ginnie Mae I Pool 5% 8/15/2039	1,216	1,237
Ginnie Mae I Pool 5% 8/15/2040	8,599	8,747
Ginnie Mae I Pool 5% 8/15/2040	7,334	7,461
Ginnie Mae I Pool 5% 9/15/2039	15,460	15,723
Ginnie Mae I Pool 5% 9/15/2039	14,594	14,866
Ginnie Mae I Pool 5% 9/15/2039	5,766	5,866
Ginnie Mae I Pool 5% 9/15/2039	5,737	5,837
Ginnie Mae I Pool 5% 9/15/2039	3,329	3,386
Ginnie Mae I Pool 5% 9/15/2040	4,893	4,977
Ginnie Mae I Pool 5% 9/15/2040	3,282	3,338
Ginnie Mae I Pool 5% 9/15/2041	63,335	64,420
Ginnie Mae I Pool 5.5% 1/15/2038	874	900
Ginnie Mae I Pool 5.5% 10/15/2035	10,526	10,856
Ginnie Mae I Pool 5.5% 10/15/2038	362	373
Ginnie Mae I Pool 5.5% 11/15/2038	3,679	3,792
Ginnie Mae I Pool 5.5% 11/15/2038	1,483	1,528
Ginnie Mae I Pool 5.5% 11/15/2038	202	208
Ginnie Mae I Pool 5.5% 12/15/2038	9,212	9,485
Ginnie Mae I Pool 5.5% 12/20/2041	3,684	3,788
Ginnie Mae I Pool 5.5% 2/15/2038	835	861
Ginnie Mae I Pool 5.5% 2/15/2039	7,172	7,398
Ginnie Mae I Pool 5.5% 2/15/2039	1,753	1,809
Ginnie Mae I Pool 5.5% 3/15/2039	19,344	19,937
Ginnie Mae I Pool 5.5% 3/15/2039	4,494	4,632
Ginnie Mae I Pool 5.5% 3/20/2054	944,425	961,522
Ginnie Mae I Pool 5.5% 4/15/2039	5,558	5,735
Ginnie Mae I Pool 5.5% 4/15/2041	772	795
Ginnie Mae I Pool 5.5% 5/15/2039	9,315	9,609
Ginnie Mae I Pool 5.5% 5/15/2039	3,878	4,001
Ginnie Mae I Pool 5.5% 5/20/2045	9,806	10,077
Ginnie Mae I Pool 5.5% 6/15/2038	1,228	1,266
Ginnie Mae I Pool 5.5% 6/15/2038	187	193
Ginnie Mae I Pool 5.5% 8/15/2039	3,297	3,402
Ginnie Mae I Pool 5.5% 9/15/2034	302	311
Ginnie Mae I Pool 5.5% 9/15/2038	564	581
Ginnie Mae I Pool 5.5% 9/15/2039	13,138	13,557
Ginnie Mae I Pool 6% 1/15/2038	1,996	2,074
Ginnie Mae I Pool 6% 1/15/2038	472	491
Ginnie Mae I Pool 6% 10/15/2039	891	928
Ginnie Mae I Pool 6% 11/15/2034	7,003	7,283
Ginnie Mae I Pool 6% 11/15/2039	2,550	2,658
Ginnie Mae I Pool 6% 11/15/2039	2,322	2,414
Ginnie Mae I Pool 6% 11/15/2039	967	1,007
Ginnie Mae I Pool 6% 12/15/2040	2,159	2,244
Ginnie Mae I Pool 6% 6/15/2036	14,667	15,250
Ginnie Mae I Pool 6% 8/15/2037	493	513
Ginnie Mae I Pool 6.5% 1/15/2039	6,331	6,661
Ginnie Mae I Pool 6.5% 11/15/2035	952	1,012
Ginnie Mae I Pool 6.5% 2/15/2038	1,368	1,444
Ginnie Mae I Pool 6.5% 4/15/2035	1,224	1,297
Ginnie Mae I Pool 6.5% 9/15/2035	2,738	2,890
Ginnie Mae I Pool 7% 1/15/2028	124	125
Ginnie Mae I Pool 7% 10/15/2031	698	717
Ginnie Mae I Pool 7% 12/15/2028	40	41
Ginnie Mae I Pool 7% 12/15/2030	1,099	1,128
Ginnie Mae I Pool 7% 2/15/2028	504	509
Ginnie Mae I Pool 7% 2/15/2032	2,380	2,448
Ginnie Mae I Pool 7% 2/15/2032	68	70
Ginnie Mae I Pool 7% 3/15/2028	26	26
Ginnie Mae I Pool 7% 3/15/2029	294	299
Ginnie Mae I Pool 7% 3/15/2032	1,214	1,245
Ginnie Mae I Pool 7% 3/15/2032	804	824
Ginnie Mae I Pool 7% 4/15/2028	77	78
Ginnie Mae I Pool 7% 4/15/2029	234	238
Ginnie Mae I Pool 7% 4/15/2029	103	105
Ginnie Mae I Pool 7% 4/15/2031	158	161
Ginnie Mae I Pool 7% 4/15/2032	3,367	3,476
Ginnie Mae I Pool 7% 4/15/2032	368	380
Ginnie Mae I Pool 7% 4/15/2032	205	211
Ginnie Mae I Pool 7% 5/15/2029	191	195
Ginnie Mae I Pool 7% 6/15/2028	188	188
Ginnie Mae I Pool 7% 6/15/2028	102	103
Ginnie Mae I Pool 7% 6/15/2032	982	1,014
Ginnie Mae I Pool 7% 6/15/2032	343	353
Ginnie Mae I Pool 7% 6/15/2032	28	29
Ginnie Mae I Pool 7% 6/15/2032	27	28
Ginnie Mae I Pool 7% 7/15/2031	527	542
Ginnie Mae I Pool 7% 7/15/2031	193	197
Ginnie Mae I Pool 7% 7/15/2031	117	120
Ginnie Mae I Pool 7% 7/15/2032	128	132
Ginnie Mae I Pool 7% 8/15/2031	328	338
Ginnie Mae I Pool 7% 8/15/2031	319	321
Ginnie Mae I Pool 7% 8/15/2031	29	29
Ginnie Mae I Pool 7% 9/15/2031	283	290
Ginnie Mae I Pool 7.5% 10/15/2027	25	26
Ginnie Mae I Pool 7.5% 10/15/2028	547	557
Ginnie Mae I Pool 7.5% 12/15/2027	104	106
Ginnie Mae I Pool 7.5% 3/15/2028	325	330
Ginnie Mae I Pool 7.5% 4/15/2027	94	95
Ginnie Mae I Pool 7.5% 4/15/2027	82	82
Ginnie Mae I Pool 7.5% 4/15/2027	41	41
Ginnie Mae I Pool 7.5% 4/15/2027	12	11
Ginnie Mae I Pool 7.5% 4/15/2027	10	9
Ginnie Mae I Pool 7.5% 4/15/2027	8	7
Ginnie Mae I Pool 7.5% 6/15/2027	28	28
Ginnie Mae I Pool 7.5% 8/15/2028	13	13
Ginnie Mae I Pool 8% 3/15/2030	211	216
Ginnie Mae I Pool 8% 5/15/2030	111	114
Ginnie Mae I Pool 8% 9/15/2030	219	225
Ginnie Mae II Pool 1.5% 12/20/2051	43,270	34,126
Ginnie Mae II Pool 1.5% 3/20/2051	20,114	15,863
Ginnie Mae II Pool 1.5% 4/20/2051	60,816	47,964
Ginnie Mae II Pool 1.5% 5/20/2051	116,059	91,532
Ginnie Mae II Pool 2% 4/1/2056 (d)	31,400,000	25,868,448
Ginnie Mae II Pool 2% 5/1/2056 (d)	17,750,000	14,616,155
Ginnie Mae II Pool 2% 5/20/2051	1,802,396	1,486,077
Ginnie Mae II Pool 2.5% 1/20/2047	30,008	26,175
Ginnie Mae II Pool 2.5% 1/20/2051	593,835	510,703
Ginnie Mae II Pool 2.5% 10/20/2043	5,866	5,229
Ginnie Mae II Pool 2.5% 10/20/2050	1,436,241	1,238,322
Ginnie Mae II Pool 2.5% 10/20/2051	1,064,019	914,069
Ginnie Mae II Pool 2.5% 11/20/2046	17,460	15,241
Ginnie Mae II Pool 2.5% 11/20/2050	46,834	40,336
Ginnie Mae II Pool 2.5% 11/20/2051	393,937	338,421
Ginnie Mae II Pool 2.5% 12/20/2046	12,704	11,082
Ginnie Mae II Pool 2.5% 12/20/2047	7,892	6,834
Ginnie Mae II Pool 2.5% 12/20/2049	6,068	5,237
Ginnie Mae II Pool 2.5% 12/20/2050	804,914	692,360
Ginnie Mae II Pool 2.5% 12/20/2051	1,382,718	1,187,854
Ginnie Mae II Pool 2.5% 2/20/2047	14,179	12,367
Ginnie Mae II Pool 2.5% 2/20/2050	534,332	461,200
Ginnie Mae II Pool 2.5% 2/20/2051	110,494	95,026
Ginnie Mae II Pool 2.5% 3/20/2050	450,862	389,154
Ginnie Mae II Pool 2.5% 3/20/2051	192,021	164,960
Ginnie Mae II Pool 2.5% 4/1/2056 (d)	350,000	300,474
Ginnie Mae II Pool 2.5% 4/20/2045	4,444	3,910
Ginnie Mae II Pool 2.5% 4/20/2050	363,305	313,581
Ginnie Mae II Pool 2.5% 5/20/2050	1,942,393	1,674,725
Ginnie Mae II Pool 2.5% 6/20/2050	229,694	198,041
Ginnie Mae II Pool 2.5% 6/20/2051	471,951	405,440
Ginnie Mae II Pool 2.5% 7/20/2043	21,483	19,101
Ginnie Mae II Pool 2.5% 7/20/2046	8,604	7,541
Ginnie Mae II Pool 2.5% 7/20/2050	694,235	598,567
Ginnie Mae II Pool 2.5% 8/20/2050	367,551	316,519
Ginnie Mae II Pool 2.5% 9/20/2046	12,898	11,259
Ginnie Mae II Pool 2.5% 9/20/2049	124,900	107,806
Ginnie Mae II Pool 2.5% 9/20/2050	1,300,972	1,121,694
Ginnie Mae II Pool 3% 1/20/2044	13,388	12,275
Ginnie Mae II Pool 3% 1/20/2045	22,734	20,696
Ginnie Mae II Pool 3% 1/20/2047	185,309	167,857
Ginnie Mae II Pool 3% 1/20/2048	112,364	101,431
Ginnie Mae II Pool 3% 1/20/2051	14,827	13,259
Ginnie Mae II Pool 3% 10/20/2045	20,915	18,984
Ginnie Mae II Pool 3% 10/20/2046	68,649	62,184
Ginnie Mae II Pool 3% 10/20/2047	81,035	73,302
Ginnie Mae II Pool 3% 10/20/2049	129,142	115,809
Ginnie Mae II Pool 3% 11/20/2046	637,730	577,671
Ginnie Mae II Pool 3% 11/20/2047	58,902	53,281
Ginnie Mae II Pool 3% 12/20/2044	7,150	6,513
Ginnie Mae II Pool 3% 12/20/2045	124,742	113,129
Ginnie Mae II Pool 3% 12/20/2046	495,780	449,090
Ginnie Mae II Pool 3% 12/20/2047	230,225	207,824
Ginnie Mae II Pool 3% 2/20/2044	20,196	18,498
Ginnie Mae II Pool 3% 2/20/2045	166,677	151,733
Ginnie Mae II Pool 3% 2/20/2046	734,123	665,761
Ginnie Mae II Pool 3% 2/20/2047	168,083	152,043
Ginnie Mae II Pool 3% 2/20/2048	24,594	22,201
Ginnie Mae II Pool 3% 2/20/2051	835,880	747,496
Ginnie Mae II Pool 3% 3/20/2043	13,758	12,638
Ginnie Mae II Pool 3% 3/20/2045	2,504	2,278
Ginnie Mae II Pool 3% 3/20/2046	20,018	18,149
Ginnie Mae II Pool 3% 3/20/2047	8,627	7,804
Ginnie Mae II Pool 3% 3/20/2048	27,043	24,412
Ginnie Mae II Pool 3% 3/20/2050	311,805	279,031
Ginnie Mae II Pool 3% 3/20/2051	144,892	129,572
Ginnie Mae II Pool 3% 4/20/2043	81,241	74,598
Ginnie Mae II Pool 3% 4/20/2047	54,789	49,560
Ginnie Mae II Pool 3% 4/20/2048	22,652	20,448
Ginnie Mae II Pool 3% 4/20/2049	30,478	27,570
Ginnie Mae II Pool 3% 4/20/2051	220,148	196,732
Ginnie Mae II Pool 3% 4/20/2052	1,313,800	1,172,418
Ginnie Mae II Pool 3% 5/20/2045	70,524	64,123
Ginnie Mae II Pool 3% 5/20/2047	27,122	24,534
Ginnie Mae II Pool 3% 5/20/2051	449,546	401,394
Ginnie Mae II Pool 3% 6/20/2045	100,291	91,131
Ginnie Mae II Pool 3% 6/20/2046	76,306	69,120
Ginnie Mae II Pool 3% 6/20/2051	748,561	668,474
Ginnie Mae II Pool 3% 7/20/2042	45,801	42,157
Ginnie Mae II Pool 3% 7/20/2044	16,547	15,117
Ginnie Mae II Pool 3% 7/20/2045	95,190	86,469
Ginnie Mae II Pool 3% 7/20/2046	330,124	299,034
Ginnie Mae II Pool 3% 7/20/2049	279,229	250,926
Ginnie Mae II Pool 3% 7/20/2051	60,648	54,198
Ginnie Mae II Pool 3% 8/20/2042	557,727	513,220
Ginnie Mae II Pool 3% 8/20/2043	4,903	4,494
Ginnie Mae II Pool 3% 8/20/2044	9,717	8,892
Ginnie Mae II Pool 3% 8/20/2045	21,716	19,725
Ginnie Mae II Pool 3% 8/20/2046	808,513	732,371
Ginnie Mae II Pool 3% 8/20/2047	25,164	22,763
Ginnie Mae II Pool 3% 8/20/2049	5,497	4,929
Ginnie Mae II Pool 3% 8/20/2051	71,913	64,264
Ginnie Mae II Pool 3% 9/20/2043	96,967	88,844
Ginnie Mae II Pool 3% 9/20/2046	198,721	180,007
Ginnie Mae II Pool 3% 9/20/2047	166,587	150,690
Ginnie Mae II Pool 3% 9/20/2049	144,807	129,858
Ginnie Mae II Pool 3.5% 1/20/2045	91,434	85,985
Ginnie Mae II Pool 3.5% 1/20/2046	106,355	99,762
Ginnie Mae II Pool 3.5% 1/20/2048	215,284	201,519
Ginnie Mae II Pool 3.5% 1/20/2050	763,251	710,873
Ginnie Mae II Pool 3.5% 10/20/2045	93,052	87,319
Ginnie Mae II Pool 3.5% 10/20/2046	43,229	40,586
Ginnie Mae II Pool 3.5% 10/20/2047	55,575	52,091
Ginnie Mae II Pool 3.5% 10/20/2048	74,246	69,359
Ginnie Mae II Pool 3.5% 11/20/2042	218,151	206,533
Ginnie Mae II Pool 3.5% 11/20/2045	72,822	68,337
Ginnie Mae II Pool 3.5% 11/20/2047	192,790	180,705
Ginnie Mae II Pool 3.5% 12/20/2040	19,130	18,233
Ginnie Mae II Pool 3.5% 12/20/2041	73,811	70,170
Ginnie Mae II Pool 3.5% 12/20/2042	108,498	102,719
Ginnie Mae II Pool 3.5% 12/20/2043	8,724	8,233
Ginnie Mae II Pool 3.5% 12/20/2045	27,199	25,514
Ginnie Mae II Pool 3.5% 12/20/2047	40,155	37,588
Ginnie Mae II Pool 3.5% 12/20/2048	3,090	2,891
Ginnie Mae II Pool 3.5% 12/20/2049	309,513	288,272
Ginnie Mae II Pool 3.5% 12/20/2050	9,776	9,087
Ginnie Mae II Pool 3.5% 2/20/2043	136,539	129,204
Ginnie Mae II Pool 3.5% 2/20/2044	8,439	7,960
Ginnie Mae II Pool 3.5% 2/20/2045	59,247	55,717
Ginnie Mae II Pool 3.5% 2/20/2046	492,383	461,759
Ginnie Mae II Pool 3.5% 2/20/2051	217,521	202,186
Ginnie Mae II Pool 3.5% 3/20/2043	112,282	106,226
Ginnie Mae II Pool 3.5% 3/20/2046	130,825	122,688
Ginnie Mae II Pool 3.5% 3/20/2048	11,691	10,944
Ginnie Mae II Pool 3.5% 3/20/2049	679,707	634,549
Ginnie Mae II Pool 3.5% 3/20/2050	360,132	335,418
Ginnie Mae II Pool 3.5% 4/20/2042	71,795	68,191
Ginnie Mae II Pool 3.5% 4/20/2043	207,517	196,281
Ginnie Mae II Pool 3.5% 4/20/2045	62,861	59,077
Ginnie Mae II Pool 3.5% 4/20/2046	428,328	401,523
Ginnie Mae II Pool 3.5% 4/20/2047	9,847	9,239
Ginnie Mae II Pool 3.5% 4/20/2049	139,520	130,251
Ginnie Mae II Pool 3.5% 5/20/2042	210,774	200,145
Ginnie Mae II Pool 3.5% 5/20/2043	174,222	164,050
Ginnie Mae II Pool 3.5% 5/20/2045	15,041	14,132
Ginnie Mae II Pool 3.5% 5/20/2046	94,043	88,295
Ginnie Mae II Pool 3.5% 5/20/2047	769,600	722,077
Ginnie Mae II Pool 3.5% 5/20/2048	125,340	117,326
Ginnie Mae II Pool 3.5% 5/20/2051	166,749	154,524
Ginnie Mae II Pool 3.5% 6/20/2043	8,505	8,040
Ginnie Mae II Pool 3.5% 6/20/2045	82,735	77,722
Ginnie Mae II Pool 3.5% 6/20/2046	241,100	226,363
Ginnie Mae II Pool 3.5% 6/20/2047	59,336	55,672
Ginnie Mae II Pool 3.5% 6/20/2051	14,772	13,689
Ginnie Mae II Pool 3.5% 7/20/2042	77,159	73,120
Ginnie Mae II Pool 3.5% 7/20/2043	49,239	46,561
Ginnie Mae II Pool 3.5% 7/20/2045	208,165	195,471
Ginnie Mae II Pool 3.5% 7/20/2046	154,480	145,038
Ginnie Mae II Pool 3.5% 7/20/2047	168,493	157,931
Ginnie Mae II Pool 3.5% 8/20/2042	26,670	25,268
Ginnie Mae II Pool 3.5% 8/20/2043	10,560	9,978
Ginnie Mae II Pool 3.5% 8/20/2045	129,321	121,433
Ginnie Mae II Pool 3.5% 8/20/2046	85,008	79,812
Ginnie Mae II Pool 3.5% 8/20/2047	276,547	259,211
Ginnie Mae II Pool 3.5% 8/20/2048	109,053	102,013
Ginnie Mae II Pool 3.5% 8/20/2049	19,870	18,531
Ginnie Mae II Pool 3.5% 9/20/2043	241,878	228,436
Ginnie Mae II Pool 3.5% 9/20/2045	7,247	6,804
Ginnie Mae II Pool 3.5% 9/20/2046	58,446	54,873
Ginnie Mae II Pool 3.5% 9/20/2047	21,390	20,049
Ginnie Mae II Pool 3.5% 9/20/2048	19,787	18,522
Ginnie Mae II Pool 4% 1/20/2041	133,205	128,974
Ginnie Mae II Pool 4% 1/20/2042	217,188	209,907
Ginnie Mae II Pool 4% 1/20/2046	27,954	26,785
Ginnie Mae II Pool 4% 10/20/2040	72,351	70,071
Ginnie Mae II Pool 4% 10/20/2044	23,242	22,331
Ginnie Mae II Pool 4% 10/20/2045	64,146	61,481
Ginnie Mae II Pool 4% 10/20/2048	242,278	231,000
Ginnie Mae II Pool 4% 11/20/2039	2,765	2,681
Ginnie Mae II Pool 4% 11/20/2040	180,562	174,822
Ginnie Mae II Pool 4% 11/20/2044	48,704	46,781
Ginnie Mae II Pool 4% 11/20/2045	27,025	25,898
Ginnie Mae II Pool 4% 12/20/2041	16,404	15,854
Ginnie Mae II Pool 4% 12/20/2045	53,457	51,236
Ginnie Mae II Pool 4% 2/20/2041	9,737	9,426
Ginnie Mae II Pool 4% 2/20/2044	2,408	2,318
Ginnie Mae II Pool 4% 2/20/2046	52,229	50,052
Ginnie Mae II Pool 4% 3/20/2045	165,862	159,336
Ginnie Mae II Pool 4% 3/20/2046	48,300	46,292
Ginnie Mae II Pool 4% 3/20/2047	32,881	31,453
Ginnie Mae II Pool 4% 4/1/2056 (d)	500,000	467,793
Ginnie Mae II Pool 4% 4/20/2045	126,890	121,858
Ginnie Mae II Pool 4% 4/20/2046	70,109	67,165
Ginnie Mae II Pool 4% 4/20/2047	325,108	310,991
Ginnie Mae II Pool 4% 5/20/2046	184,922	177,133
Ginnie Mae II Pool 4% 6/20/2045	20,886	20,043
Ginnie Mae II Pool 4% 7/20/2043	28,939	27,930
Ginnie Mae II Pool 4% 7/20/2045	87,858	84,260
Ginnie Mae II Pool 4% 8/20/2040	3,151	3,053
Ginnie Mae II Pool 4% 8/20/2041	54,603	52,801
Ginnie Mae II Pool 4% 8/20/2043	7,773	7,488
Ginnie Mae II Pool 4% 8/20/2044	3,151	3,029
Ginnie Mae II Pool 4% 8/20/2045	164,545	157,760
Ginnie Mae II Pool 4% 9/20/2040	52,659	50,997
Ginnie Mae II Pool 4% 9/20/2041	175,503	169,688
Ginnie Mae II Pool 4% 9/20/2044	20,561	19,758
Ginnie Mae II Pool 4% 9/20/2045	31,027	29,743
Ginnie Mae II Pool 4% 9/20/2046	12,517	11,986
Ginnie Mae II Pool 4.5% 1/20/2041	9,771	9,705
Ginnie Mae II Pool 4.5% 1/20/2042	1,891	1,878
Ginnie Mae II Pool 4.5% 1/20/2045	4,809	4,765
Ginnie Mae II Pool 4.5% 1/20/2046	12,760	12,632
Ginnie Mae II Pool 4.5% 1/20/2047	53,180	52,489
Ginnie Mae II Pool 4.5% 1/20/2050	19,143	18,823
Ginnie Mae II Pool 4.5% 10/20/2047	39,119	38,562
Ginnie Mae II Pool 4.5% 10/20/2048	72,270	71,106
Ginnie Mae II Pool 4.5% 10/20/2049	34,663	34,104
Ginnie Mae II Pool 4.5% 11/20/2033	586	585
Ginnie Mae II Pool 4.5% 11/20/2040	31,366	31,158
Ginnie Mae II Pool 4.5% 11/20/2044	4,880	4,834
Ginnie Mae II Pool 4.5% 11/20/2048	63,837	62,788
Ginnie Mae II Pool 4.5% 11/20/2054	4,001,349	3,868,103
Ginnie Mae II Pool 4.5% 12/20/2050	23,373	22,982
Ginnie Mae II Pool 4.5% 2/20/2041	12,720	12,634
Ginnie Mae II Pool 4.5% 2/20/2046	29,914	29,624
Ginnie Mae II Pool 4.5% 2/20/2050	38,760	38,123
Ginnie Mae II Pool 4.5% 3/20/2034	619	618
Ginnie Mae II Pool 4.5% 3/20/2041	31,796	31,581
Ginnie Mae II Pool 4.5% 3/20/2045	13,540	13,426
Ginnie Mae II Pool 4.5% 3/20/2046	2,566	2,543
Ginnie Mae II Pool 4.5% 3/20/2047	68,936	68,040
Ginnie Mae II Pool 4.5% 3/20/2050	55,420	54,492
Ginnie Mae II Pool 4.5% 4/20/2041	2,748	2,730
Ginnie Mae II Pool 4.5% 4/20/2045	16,673	16,533
Ginnie Mae II Pool 4.5% 4/20/2046	6,274	6,213
Ginnie Mae II Pool 4.5% 4/20/2047	31,060	30,637
Ginnie Mae II Pool 4.5% 4/20/2050	38,857	38,194
Ginnie Mae II Pool 4.5% 5/20/2034	727	725
Ginnie Mae II Pool 4.5% 5/20/2040	32,103	31,901
Ginnie Mae II Pool 4.5% 5/20/2041	279,665	277,746
Ginnie Mae II Pool 4.5% 5/20/2044	2,561	2,539
Ginnie Mae II Pool 4.5% 5/20/2045	8,843	8,759
Ginnie Mae II Pool 4.5% 5/20/2046	4,499	4,457
Ginnie Mae II Pool 4.5% 5/20/2049	67,007	65,885
Ginnie Mae II Pool 4.5% 5/20/2051	77,080	75,814
Ginnie Mae II Pool 4.5% 6/20/2045	59,010	58,497
Ginnie Mae II Pool 4.5% 6/20/2046	20,758	20,576
Ginnie Mae II Pool 4.5% 7/20/2040	14,289	14,197
Ginnie Mae II Pool 4.5% 7/20/2042	1,546	1,535
Ginnie Mae II Pool 4.5% 7/20/2045	1,939	1,920
Ginnie Mae II Pool 4.5% 7/20/2046	12,336	12,217
Ginnie Mae II Pool 4.5% 7/20/2049	9,320	9,164
Ginnie Mae II Pool 4.5% 8/20/2041	4,419	4,388
Ginnie Mae II Pool 4.5% 8/20/2046	32,138	31,860
Ginnie Mae II Pool 4.5% 8/20/2048	497,270	489,257
Ginnie Mae II Pool 4.5% 9/20/2040	65,361	64,933
Ginnie Mae II Pool 4.5% 9/20/2042	1,729	1,716
Ginnie Mae II Pool 4.5% 9/20/2046	16,917	16,783
Ginnie Mae II Pool 4.5% 9/20/2047	49,396	48,692
Ginnie Mae II Pool 4.5% 9/20/2049	18,864	18,560
Ginnie Mae II Pool 5% 1/20/2039	909	919
Ginnie Mae II Pool 5% 1/20/2047	10,540	10,656
Ginnie Mae II Pool 5% 1/20/2049	13,829	13,941
Ginnie Mae II Pool 5% 10/20/2039	20,670	20,896
Ginnie Mae II Pool 5% 10/20/2046	2,269	2,294
Ginnie Mae II Pool 5% 10/20/2047	3,423	3,456
Ginnie Mae II Pool 5% 11/20/2044	8,660	8,755
Ginnie Mae II Pool 5% 11/20/2047	12,208	12,327
Ginnie Mae II Pool 5% 11/20/2048	21,616	21,817
Ginnie Mae II Pool 5% 12/20/2044	3,470	3,508
Ginnie Mae II Pool 5% 12/20/2047	13,391	13,596
Ginnie Mae II Pool 5% 12/20/2054	880,259	876,354
Ginnie Mae II Pool 5% 2/20/2045	6,371	6,440
Ginnie Mae II Pool 5% 2/20/2048	2,861	2,900
Ginnie Mae II Pool 5% 2/20/2049	14,716	14,844
Ginnie Mae II Pool 5% 3/20/2044	8,057	8,146
Ginnie Mae II Pool 5% 3/20/2046	4,166	4,211
Ginnie Mae II Pool 5% 3/20/2048	28,181	28,593
Ginnie Mae II Pool 5% 3/20/2049	10,169	10,257
Ginnie Mae II Pool 5% 4/20/2040	1,884	1,905
Ginnie Mae II Pool 5% 4/20/2044	6,594	6,666
Ginnie Mae II Pool 5% 4/20/2046	2,235	2,259
Ginnie Mae II Pool 5% 4/20/2047	8,767	8,862
Ginnie Mae II Pool 5% 4/20/2048	38,977	39,474
Ginnie Mae II Pool 5% 4/20/2049	5,250	5,299
Ginnie Mae II Pool 5% 5/20/2044	15,315	15,483
Ginnie Mae II Pool 5% 5/20/2046	3,444	3,482
Ginnie Mae II Pool 5% 5/20/2047	4,742	4,790
Ginnie Mae II Pool 5% 5/20/2048	7,674	7,767
Ginnie Mae II Pool 5% 6/20/2040	6,961	7,037
Ginnie Mae II Pool 5% 6/20/2045	3,156	3,191
Ginnie Mae II Pool 5% 6/20/2048	40,165	40,627
Ginnie Mae II Pool 5% 7/20/2040	3,678	3,718
Ginnie Mae II Pool 5% 7/20/2045	3,818	3,860
Ginnie Mae II Pool 5% 7/20/2048	75,506	76,303
Ginnie Mae II Pool 5% 8/20/2040	5,747	5,810
Ginnie Mae II Pool 5% 8/20/2046	8,613	8,707
Ginnie Mae II Pool 5% 9/20/2045	3,045	3,078
Ginnie Mae II Pool 5% 9/20/2048	42,256	42,676
Ginnie Mae II Pool 5.5% 1/20/2033	5,353	5,458
Ginnie Mae II Pool 5.5% 1/20/2055	804,790	819,107
Ginnie Mae II Pool 5.5% 11/20/2033	557	569
Ginnie Mae II Pool 5.5% 11/20/2046	4,629	4,756
Ginnie Mae II Pool 5.5% 12/20/2032	712	726
Ginnie Mae II Pool 5.5% 12/20/2043	1,409	1,445
Ginnie Mae II Pool 5.5% 12/20/2048	3,965	4,091
Ginnie Mae II Pool 5.5% 12/20/2054	987,505	1,007,233
Ginnie Mae II Pool 5.5% 12/20/2054	241,005	243,240
Ginnie Mae II Pool 5.5% 2/20/2033	2,738	2,792
Ginnie Mae II Pool 5.5% 3/20/2045	1,751	1,800
Ginnie Mae II Pool 5.5% 4/1/2056 (d)	52,500,000	52,790,331
Ginnie Mae II Pool 5.5% 4/20/2045	7,501	7,705
Ginnie Mae II Pool 5.5% 5/1/2056 (d)	36,750,000	36,878,586
Ginnie Mae II Pool 5.5% 5/20/2044	1,743	1,790
Ginnie Mae II Pool 5.5% 5/20/2046	2,690	2,766
Ginnie Mae II Pool 5.5% 6/20/2033	624	637
Ginnie Mae II Pool 5.5% 6/20/2045	3,561	3,660
Ginnie Mae II Pool 5.5% 7/20/2038	4,058	4,175
Ginnie Mae II Pool 5.5% 7/20/2048	8,374	8,657
Ginnie Mae II Pool 5.5% 8/20/2044	2,266	2,329
Ginnie Mae II Pool 5.5% 9/20/2048	8,097	8,370
Ginnie Mae II Pool 6% 1/20/2037	430	447
Ginnie Mae II Pool 6% 10/20/2035	1,786	1,852
Ginnie Mae II Pool 6% 10/20/2037	3,221	3,350
Ginnie Mae II Pool 6% 11/20/2037	11,059	11,502
Ginnie Mae II Pool 6% 12/20/2036	1,371	1,426
Ginnie Mae II Pool 6% 12/20/2037	3,728	3,879
Ginnie Mae II Pool 6% 4/1/2056 (d)	7,600,000	7,725,282
Ginnie Mae II Pool 6% 4/20/2037	741	770
Ginnie Mae II Pool 6% 5/1/2056 (d)	9,625,000	9,772,007
Ginnie Mae II Pool 6% 5/20/2034	924	955
Ginnie Mae II Pool 6% 7/20/2036	2,180	2,265
Ginnie Mae II Pool 6% 9/20/2037	3,231	3,361
Ginnie Mae II Pool 6% 9/20/2038	526	547
Ginnie Mae II Pool 6.5% 3/20/2038	3,513	3,692
Ginnie Mae II Pool 6.5% 4/1/2056 (d)	3,400,000	3,532,813
Ginnie Mae II Pool 6.5% 5/1/2056 (d)	3,400,000	3,522,453
Ginnie Mae II Pool 6.5% 8/20/2036	1,349	1,419
Uniform Mortgage Backed Securities 2% 4/1/2056 (d)	68,200,000	54,813,083
Uniform Mortgage Backed Securities 2% 5/1/2056 (d)	19,850,000	15,947,458
Uniform Mortgage Backed Securities 2.5% 4/1/2056 (d)	3,000,000	2,521,875
Uniform Mortgage Backed Securities 3% 4/1/2056 (d)	4,700,000	4,130,492
Uniform Mortgage Backed Securities 3.5% 4/1/2056 (d)	500,000	458,086
Uniform Mortgage Backed Securities 4% 4/1/2056 (d)	525,000	494,751
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (d)	1,700,000	1,639,172
Uniform Mortgage Backed Securities 5% 4/1/2041 (d)	22,250,000	22,398,623
Uniform Mortgage Backed Securities 5% 4/1/2056 (d)	18,150,000	17,889,803
Uniform Mortgage Backed Securities 5% 5/1/2041 (d)	6,350,000	6,386,462
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (d)	11,500,000	11,548,067
Uniform Mortgage Backed Securities 6% 4/1/2056 (d)	47,975,000	48,885,777
Uniform Mortgage Backed Securities 6% 5/1/2056 (d)	19,975,000	20,329,245
Uniform Mortgage Backed Securities 7% 4/1/2056 (d)	1,400,000	1,472,625
TOTAL UNITED STATES		687,750,380
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $695,944,835)		687,750,380

U.S. Treasury Obligations - 49.4%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	8,155,441
US Treasury Bonds 2% 8/15/2051	3.03	2,427,600	1,382,120
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	6,845,994
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	10,402,734
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	40,518,985
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	24,879,922
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,013,770
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	12,668,359
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	5,817,000	4,997,848
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	36,212,025
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	78,700,000	70,497,985
US Treasury Bonds 4.25% 8/15/2054	4.65	4,977,000	4,457,526
US Treasury Bonds 4.5% 11/15/2054	4.69 to 4.91	16,200,000	15,134,344
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	68,272,000	65,287,767
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	10,790,000	10,440,589
US Treasury Bonds 4.625% 11/15/2055	4.69	340,000	324,859
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	15,100,000	14,394,546
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	7,200,000	6,865,031
US Treasury Bonds 4.75% 2/15/2056	4.70	330,000	321,853
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.91	16,342,000	15,912,384
US Treasury Bonds 4.75% 8/15/2055	4.57 to 4.91	47,230,000	46,027,111
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	25,825,000	25,740,262
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,690,430	1,572,626
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	1,103,949	1,026,258
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	37,424,519
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	73,600,000	70,817,000
US Treasury Notes 3.5% 3/15/2029	3.83	60,000	59,470
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	49,200,000	48,596,532
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	29,800,000	29,618,406
US Treasury Notes 3.75% 8/31/2031	3.63	10,600,000	10,468,328
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	54,987,109
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.02	63,300,000	62,382,644
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	145,800,000	142,078,601
US Treasury Notes 3.875% 8/31/2032	3.93	34,300,000	33,869,910
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	30,060,938
US Treasury Notes 4% 1/31/2033	4.06	25,000,000	24,808,594
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	40,500,000	39,506,484
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,197,031
US Treasury Notes 4% 4/30/2032	3.92 to 4.17	31,800,000	31,681,992
US Treasury Notes 4% 6/30/2032	3.98	44,500,000	44,296,621
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,079,102
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	82,800,000	82,382,766
US Treasury Notes 4.125% 11/30/2029	4.08	45,000,000	45,372,656
US Treasury Notes 4.125% 2/15/2036	4.43	40,600,000	39,965,625
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.17	31,335,000	31,420,122
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,208,504
US Treasury Notes 4.25% 1/31/2030	4.34	46,000,000	46,582,188
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	81,000,000	80,784,844
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.08	53,500,000	53,299,375
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,044,914
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	57,000,000	58,353,750
US Treasury Notes 4.625% 2/15/2035	4.24	48,598,100	49,858,613
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	46,541,875
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	1,610,000	1,581,951
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,790,825,820)			1,743,410,803

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $87,423,737)	3.69	87,406,256	87,423,737

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	4,450,000	145,148
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,910,000	177,802
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,630,000	161,880
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	5,770,000	153,349
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	63,079
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	6,810,000	414,917
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	1,670,000	61,562
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	3,200,000	111,336
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,500,000	57,676

TOTAL PUT SWAPTIONS			1,346,749
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	5,770,000	76,170
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	4,450,000	147,336
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	2,500,000	71,210
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	3,200,000	87,031

TOTAL CALL SWAPTIONS			381,747
TOTAL PURCHASED SWAPTIONS (Cost $1,842,300)			1,728,496

TOTAL INVESTMENT IN SECURITIES - 110.2% (Cost $3,956,845,543)	3,894,476,463
NET OTHER ASSETS (LIABILITIES) - (10.2)%	(358,962,305)
NET ASSETS - 100.0%	3,535,514,158

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2056	(17,750,000)	(14,623,087)
Ginnie Mae II Pool 4% 4/1/2056	(500,000)	(467,793)
Ginnie Mae II Pool 4% 5/1/2056	(500,000)	(467,499)
Ginnie Mae II Pool 5.5% 4/1/2056	(40,250,000)	(40,472,587)
Ginnie Mae II Pool 6% 4/1/2056	(4,700,000)	(4,777,477)
Ginnie Mae II Pool 6.5% 4/1/2056	(3,400,000)	(3,532,813)
Uniform Mortgage Backed Securities 2% 4/1/2056	(29,950,000)	(24,071,141)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(2,025,000)	(1,702,266)
Uniform Mortgage Backed Securities 3% 4/1/2056	(4,700,000)	(4,130,492)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(1,400,000)	(1,282,641)
Uniform Mortgage Backed Securities 4% 4/1/2056	(525,000)	(494,751)
Uniform Mortgage Backed Securities 4% 5/1/2056	(525,000)	(494,361)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(6,750,000)	(6,508,477)
Uniform Mortgage Backed Securities 5% 4/1/2041	(12,350,000)	(12,432,494)
Uniform Mortgage Backed Securities 5% 4/1/2056	(2,800,000)	(2,759,859)
Uniform Mortgage Backed Securities 6% 4/1/2056	(46,125,000)	(47,000,656)
Uniform Mortgage Backed Securities 6% 5/1/2056	(1,500,000)	(1,526,602)
Uniform Mortgage Backed Securities 7% 4/1/2056	(1,400,000)	(1,472,625)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(168,217,621)

TOTAL TBA SALE COMMITMENTS (Proceeds $168,782,289)		(168,217,621)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,300,000	(140,444)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,200,000	(135,471)
Option on an interest rate swap with Citibank NA to receive anually a fixed rate of 3.99% and pay annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	2,700,000	(100,561)

TOTAL PUT SWAPTIONS			(376,476)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,200,000	(130,078)
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	2,700,000	(83,701)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,300,000	(137,927)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,800,000	(97,185)

TOTAL CALL SWAPTIONS			(448,891)
TOTAL WRITTEN SWAPTIONS			(825,367)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	46	6/2026	5,106,000	32,385
CBOT 2Y US Treasury Notes Contracts (United States)	390	6/2026	80,915,859	(285,137)
CBOT US Treasury Ultra Bond Contracts (United States)	41	6/2026	4,768,813	(41,974)

TOTAL FUTURES CONTRACTS				(294,726)
The notional amount of long futures as a percentage of Net Assets is 2.5%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	(4,261)	(15,236)	(19,497)
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	(2,668)	(3,978)	(6,646)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	(3,271)	(7,853)	(11,124)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,665	(4,834)	(1,169)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly	30,000	5,497	(7,574)	(2,077)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	10,000	1,832	(2,293)	(461)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	50,000	9,162	(11,146)	(1,984)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	30,000	5,497	(7,340)	(1,843)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	26,115	(11,199)	14,916
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	17,410	(7,567)	9,843
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	8,705	(3,554)	5,151
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,699	(15,706)	993
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,654	(14,567)	2,087
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	100,000	16,654	(14,383)	2,271
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,705	(9,604)	(899)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,705	(7,061)	1,644
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	20,000	3,665	(3,384)	281
CMBX AAA Series 15 Index		11/2064	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,897,288	3,670	2,636	6,306
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	9,825	(7,135)	2,690
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	300,000	29,475	(22,724)	6,751
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	4,913	(3,976)	937

TOTAL BUY PROTECTION							186,648	(178,478)	8,170
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	6,413	32,492	38,905
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	3,787	19,735	23,522
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(10,104)	16,725	6,621
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	200,000	(2,887)	3,130	243
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,887)	3,070	183
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,217)	6,498	(719)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(10,104)	10,298	194
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	700,000	(10,104)	9,081	(1,023)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(18,764)	16,669	(2,095)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,887)	2,235	(652)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	1,000,000	(14,434)	10,912	(3,522)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(4,330)	2,282	(2,048)
CMBX AAA Series 19 Index	NR	12/2058	Goldman Sachs & Co LLC	0.5%	Monthly	1,600,000	(3,097)	1,728	(1,369)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(18,764)	19,485	721
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,700,000	(24,537)	25,538	1,001
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	499,286	(3,696)	4,140	444
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	599,144	(4,467)	4,517	50
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(16,865)	16,965	100

TOTAL SELL PROTECTION							(144,944)	205,500	60,556
TOTAL CREDIT DEFAULT SWAPS							41,704	27,022	68,726

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	119,775,000	380,534	0	380,534
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	11,245,000	61,518	0	61,518
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	690,000	(2,284)	0	(2,284)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	1,530,000	(7,905)	0	(7,905)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2030	8,938,000	57,883	0	57,883
TOTAL INTEREST RATE SWAPS							489,746	0	489,746

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,336,027.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,874,442.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $828,125.
(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $152,158.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $523,608,580 or 14.8% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Level 3 security.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,596,391	220,498,355	207,671,009	701,197	-	-	87,423,737	87,406,256	0.1%
Fidelity Securities Lending Cash Central Fund	-	42,601,926	42,601,926	127	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	18,308,892	280,338	-	280,353	-	(275,577)	18,313,653	206,537	6.9%
Total	92,905,283	263,380,619	250,272,935	981,677	-	(275,577)	105,737,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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